                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-41034
                                                              File No. 811-06324

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No.   36                                       /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

    Amendment No.   36
                        (Check appropriate box or boxes)

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              March 28, 2008

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    /X/     on March 28, 2008 pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

        / /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The  Registrant  is filing  this  Post-Effective  Amendment  for the  purpose of changing  the  diversification  status for  Delaware  Emerging  Markets Fund and revising the investment  strategies for Global Value Fund. The  prospectuses and statement  of  additional  information  relating  to  the  other  series  of the
Registrant are not amended or superseded hereby.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 36 to Registration File No. 033-41034 includes the following:

      1.     Facing Page

      2.     Contents Page

      3.     Part A - Prospectuses

      4.     Part B - Statement of Additional Information

      5.     Part C - Other Information

      6.     Signatures

      7.     Exhibits

                      Delaware
                      Investments(R)
                      A member of Lincoln Financial Group

                    Delaware International Value Equity Fund
                      Class A o Class B o Class C o Class R

                         Delaware Emerging Markets Fund
                      Class A o Class B o Class C o Class R

                           Delaware Global Value Fund
                      Class A o Class B o Class C o Class R

                                   Prospectus
                                 March [ ], 2008

                                  International

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ADEQUACY  OF  THIS   PROSPECTUS,   AND  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profiles                                             Page          [   ]
Delaware International Value Equity Fund                                [   ]
Delaware Emerging Markets Fund                                          [   ]
Delaware Global Value Fund                                              [   ]

How the Funds are managed                                 Page          [   ]
Our investment strategies                                               [   ]
The securities we typically invest in                                   [   ]
The risks of investing in the Funds                                     [   ]
Disclosure of portfolio holdings information                            [   ]

Who manages the Funds                                     Page          [   ]
Investment manager                                                      [   ]
Portfolio managers                                                      [   ]
Manager of managers structure                                           [   ]
Who's who?                                                              [   ]

About your account                                       Page           [   ]
Investing in the Funds                                                  [   ]
     Choosing a share class                                             [   ]
     Dealer compensation                                                [   ]
Payments to intermediaries                                              [   ]
How to reduce your sales charge                                         [   ]
Waivers of Contingent Deferred Sales Charges                            [   ]
How to buy shares                                                       [   ]
Fair valuation                                                          [   ]
Retirement plans                                                        [   ]
Document delivery                                                       [   ]
How to redeem shares                                                    [   ]
Account minimums                                                        [   ]
Special services                                                        [   ]
Frequent trading of Fund shares                                         [   ]
Dividends, distributions, and taxes                                     [   ]
Other investment policies and risk considerations                       [   ]

Certain management considerations                        Page           [   ]

Financial highlights                                     Page           [   ]

Contact information                                      Page           [   ]

Additional information                                   Back
                                                        cover

                                       1

Profile: Delaware International Value Equity Fund

What is the Fund's investment objective?
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to  principal.  Although  the  Fund  will  strive  to meet  its  investment objective, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests  primarily in equity  securities that provide the potential for capital appreciation.  Under normal circumstances, the Fund will invest at least
65% of its total assets in equity securities of issuers that are organized, have a majority of their assets,  or generate the majority of their operating  income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal  circumstances,  the Fund will invest at least 80% of its assets in equity securities (the 80% policy). The Fund's 80% policy can be changed without shareholder  approval.  However,  shareholders  would be given at least 60 days'
notice prior to any such change.

The portfolio  management  team  searches for  undervalued  companies  that have potential  for  improvement  that has not yet been  recognized  by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an  international  portfolio of  fundamentally  strong companies  that have superior  business  prospects and that are priced below the team's  estimate of intrinsic  value.  The portfolio  management team focuses on out-of-favor  stocks that have the  potential to realize their  intrinsic  value within a three- to five-year horizon.

In selecting investments for the Fund:

o    Fundamental  research  and  analysis  are the  driving  forces  behind each security chosen by the portfolio  management  team.  Security  selection is based on relative value comparisons,  applying the team's  understanding of industry cycles,  global competitors,  and company specific variables.  The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

o    The portfolio  management team places great emphasis on those securities it believes  can  offer  the best  long-term  appreciation  within a three- to five-year  horizon.  The team constructs a portfolio of [45 to 55] holdings on a stock-by-stock  basis, and the holdings are diversified  across market capitalization, geography, and economic sector.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock prices, which can be caused by a drop in foreign stock markets or poor  performance  in  specific  industries  or  companies.  Because the Fund
invests  in   international   securities  in  both  established  and  developing
countries,  it will be affected by  international  investment  risks  related to currency valuations, political instability,  economic instability, and generally more lax accounting and regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page [ ].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals
o    Investors seeking exposure to foreign investments
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political, and economic risks

                                       2

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors seeking an investment in domestic securities
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political, and economic risks

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware International Value Equity Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, B,
C, and R shares  for the one-,  five-,  and  10-year  or  lifetime  periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during  certain of these  periods.  The returns would be lower  without the expense  caps.  Please see the footnotes on page [ ]
for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)*

------ ------- -------- --------- --------- -------- -------- -------- -------- -------
 1998    1999     2000      2001      2002    2003      2004     2005     2006    2007
------ ------- -------- --------- --------- -------- -------- -------- -------- -------
9.03%  13.78%   -1.20%   -12.71%   -10.77%   39.97%   20.25%   11.84%   22.93%  [   ]%
------ ------- -------- --------- --------- -------- -------- -------- -------- -------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  [21.98]%  for the  quarter  ended  [June 30,  2003] and its  lowest quarterly return was [-19.30]% for the quarter ended [September 30, 2002].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this sales charge were  included,  the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

*    Prior to May 1,  2006,  the Fund was  sub-advised  by  Mondrian  Investment
     Partners Limited  (Mondrian).  Since May 1, 2006, the Fund has been managed by portfolio  management  teams within  Delaware  Management  Company.  The historical returns do not reflect these changes.

Average annual returns for periods ending 12/31/07

----------------------------------------------- --------- --------- ------------
                                                                     10 years or
                                                 1 year    5 years    lifetime**
----------------------------------------------- --------- --------- ------------
Class A return before taxes                      [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Class A return after taxes on distributions      [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Class A return after taxes on distributions      [   ]%    [   ]%    [   ]%
and sale of Fund shares
----------------------------------------------- --------- --------- ------------
Class B return before taxes*                     [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Class C return before taxes*                     [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Class R return before taxes                      [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Morgan Stanley Capital International (MSCI)      [   ]%    [   ]%    [   ]%
EAFE(R) (Europe, Australasia,Far East) Index**
(reflects no deduction for fees, expenses,
 or taxes)
----------------------------------------------- --------- --------- ------------

The Fund's  returns  above are compared to the  performance  of the MSCI EAFE(R)
Index. The Index is a free float-adjusted  market  capitalization  index that is designed to measure  developed market equity  performance,  excluding the United
States and Canada.  As of [June 2006], the Index consisted of the following [21]
developed  market  country  indices:  [Australia,   Austria,  Belgium,  Denmark,
Finland,  France,  Germany,  Greece,  Hong  Kong,  Ireland,  Italy,  Japan,  the
Netherlands,   New  Zealand,   Norway,  Portugal,   Singapore,   Spain,  Sweden,
Switzerland, and the United Kingdom]. You should remember that, unlike the Fund, the Index is  unmanaged  and does not  reflect the actual  costs of  operating a mutual fund, such as the costs of buying, selling, and holding securities.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not

                                       4

a guarantee of future results.

*    Total returns assume redemption of shares at end of period. 10-year returns for Class B shares reflect  conversion to Class A shares after eight years.
     If shares were not  redeemed,  the returns for Class B would be [ ]%, [ ]%, and [ ]% for the one-,  five-, and 10-year periods,  respectively,  and the returns for Class C would be [ ]%, [ ]%, and [ ]% for the one-,  five-, and
     10-year periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The returns  shown for Class A, Class B, and Class C shares are for the 10-year  period because they  commenced  operations  more than 10 years ago.  The  returns  shown for Class R shares  are for the  lifetime  period because the inception  date for Class R shares was June 2, 2003.  The Index return  for Class R  lifetime  was [ ]%.  The Index  reports  returns  on a monthly  basis as of the last day of the  month.  As a  result,  the  Index return for the Class R lifetime  period  reflects  the return from June 30,
     2003 through December 31, 2007.

                                       5

Profile: Delaware Emerging Markets Fund

What is the Fund's investment objective?
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  Although the Fund will strive to meet its  investment  objective,  there is no  assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers from emerging foreign countries.  Under normal market conditions, the Fund will invest at least 65% of its total assets in equity  securities of issuers from countries whose economies are considered to be emerging or developing.

The Fund may  invest  up to 35% of its net  assets  in fixed  income  securities issued by  companies  in emerging  countries  or by foreign  governments,  their agents,  instrumentalities,  or political sub-divisions.  The Fund may invest in fixed income  securities  that are  denominated  in the  currencies  of emerging market  countries.  All of  these  may be high  yield,  high-risk  fixed  income securities.  The Fund  may  invest  more  than 25% of its  total  assets  in the securities of issuers located in the same country.

Under  normal  circumstances,  at least 80% of the Fund's net assets  will be in investments of emerging  market issuers (the 80% policy).  The Fund's 80% policy can be changed without  shareholder  approval.  However,  shareholders  would be given at least 60 days' notice prior to any such change.

The  Fund's  portfolio  manager  selects   growth-oriented   and  value-oriented
investments on the basis of the  investment's  discount to its intrinsic  value.
When  selecting  growth-oriented   securities,   the  Fund's  portfolio  manager
typically seeks high growth caused by secular  economic  factors.  These factors may include demographics, economic deregulation, and technological developments.
When selecting value-oriented securities, the Fund's portfolio manager typically seeks lower valuations  caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are
key  considerations  in  selecting  both   growth-oriented   and  value-oriented
securities.

In order to compare the value of different stocks,  the Fund's portfolio manager considers  whether the future  income  stream on a stock is expected to increase faster than,  slower than,  or in line with the level of  inflation.  The Fund's portfolio  manager then  estimates  what he thinks the value of the  anticipated future income stream would be worth if such income stream were being paid today.
The Fund's portfolio  manager believes this gives him an estimate of the stock's intrinsic value. Because the Fund invests primarily in emerging countries, there may be less  information  available for the Fund's  portfolio  manager to use in making this analysis than is available for more developed countries.

Currency  analysis is an important  part of the valuation  exercise.  The Fund's portfolio  manager  attempts  to  determine  whether a  particular  currency  is overvalued or  undervalued  by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency  required to buy the same amount of goods and services in another country. When the dollar buys less,  the foreign  currency  may be  overvalued,  and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in  the  Fund's  portfolio.  These  fluctuations  can be  even  more pronounced for the Fund because it invests in emerging countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in  foreign  stock  markets  or  poor  performance  in  specific  industries  or companies.  The value of the Fund's investments and, therefore, the price of the
Fund's shares may be more volatile than  investments in more developed  markets.
Because the Fund  invests in  international  securities,  it will be affected by
international  investment  risks  related  to  currency  valuations,   political
instability,   economic  instability,  or  generally  more  lax  accounting  and regulatory standards.

High yield, high-risk foreign fixed income securities are subject to substantial risks,  particularly  during  periods of economic  downturns or rising  interest rates.

                                       6

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page [ ].

Who should invest in the Fund
o    Investors with long-term financial goals
o    Investors seeking exposure to foreign investments
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political, and economic risks

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors seeking an investment in domestic securities
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political, and economic risks

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       7

How has Delaware Emerging Markets Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, B, and C shares for the one-,  five-,  and 10-year  periods.  Currently,  financial information  is not  provided  for the Fund's Class R shares since the class has not yet  commenced  operations.  The Fund's past  performance  (before and after taxes) is not  necessarily  an  indication of how it will perform in the future.
The returns reflect expense caps in effect during certain of these periods.  The returns  would be lower  without the expense  caps.  Please see the footnotes on page [ ] for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)*
--------- ------- --------- ------- ------- -------- ---------------- -------- --------
    1998    1999      2000    2001    2002     2003     2004    2005     2006     2007
--------- ------- --------- ------- ------- -------- ---------------- -------- --------
 -36.40%  54.48%   -24.36%   5.02%   3.54%   64.41%   32.28%  26.37%   27.12%   [   ]%
--------- ------- --------- ------- ------- -------- ---------------- -------- --------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  [25.52]%  for the  quarter  ended  [June 30,  1999] and its  lowest quarterly return was [-26.03]% for the quarter ended [June 30, 1998].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this sales charge were  included,  the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

*    Prior to September 25, 2006, the Fund was  sub-advised  by Mondrian.  Since
     September 25, 2006, the Fund has been managed by portfolio management teams within Delaware Management  Company.  The historical returns do not reflect these changes.

Average annual returns for periods ending 12/31/07

----------------------------------------------- --------- --------- ------------
                                                 1 year    5 years   10 years
----------------------------------------------- --------- --------- ------------
Class A return before taxes                      [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Class A return after taxes on distributions      [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Class A return after taxes on distributions      [   ]%    [   ]%    [   ]%
and sale of Fund shares
----------------------------------------------- --------- --------- ------------
Class B return before taxes*                     [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Class C return before taxes*                     [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
MSCI Emerging Markets Index(SM)                    [   ]%    [   ]%    [   ]%
(reflects no deduction for fees, expenses, or
taxes)
----------------------------------------------- --------- --------- ------------

The Fund's  returns above are compared to the  performance  of the MSCI Emerging
Markets  Index(SM).  The Index is a free  float-adjusted  market  capitalization index  that is  designed  to measure  equity  market  performance  in the global emerging  markets.  As of [June 2006], the Index consisted of the following [25]
emerging market country indices:  [Argentina,  Brazil,  Chile, China,  Colombia,
Czech  Republic,  Egypt,  Hungary,  India,  Indonesia,  Israel,  Jordan,  Korea,
Malaysia,  Mexico, Morocco,  Pakistan, Peru, Philippines,  Poland, Russia, South
Africa,  Taiwan,  Thailand,  and Turkey].  You should remember that,  unlike the
Fund,  the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares reflect conversion to Class A shares after eight years. If shares were not redeemed,  the returns for Class B would

                                       8

     be [  ]%,  [ ]%,  and [ ]%  for  the  one-,  five-,  and  10-year  periods, respectively, and the returns for Class C would be [ ]%, [ ]%, and [ ]% for the one-, five-, and 10-year periods, respectively.

                                       9

Profile:  Delaware Global Value Fund

What is the Fund's investment objective?
Delaware Global Value Fund seeks long-term  capital  appreciation.  Although the
Fund will strive to meet its investment objective, there is no assurance that it will.

What are the Fund's main investment strategies?

Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances,  the Fund will invest at least 65% of its total assets in equity  securities of issuers located throughout the world,  including the United States,  and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the
Fund will typically  invest in mid- and large-cap equity  securities.  More than
25% of the Fund's  total  assets may be  invested in the  securities  of issuers located  in the same  country;  however,  the Fund  will  limit  investments  in emerging-markets securities to 10% of the Fund's net assets.

In selecting investments for the Fund:

o    The portfolio management team searches for undervalued  companies that have potential  for  improvement  that is not yet  recognized  by  others in the
     marketplace.   These   opportunities   may  exist   because  of   temporary
     company-specific  problems, or because the companies are in industries that may be out of favor.

o    The portfolio  management  team believes that the potential for exceptional returns can be realized by assembling a global  portfolio of  fundamentally strong companies that have superior business  prospects and that are priced below the portfolio management team's estimate of intrinsic value.

o    Fundamental  research  and  analysis  are the  driving  forces  behind each security chosen by the portfolio  management  team.  Security  selection is based on relative  value  comparisons,  applying the  portfolio  management team's  understanding of industry cycles,  global competitors,  and company specific variables.  The investment process combines quantitative valuation
     screens  with  traditional  in-depth  fundamental   analysis,   experienced
     judgment, and patience.

o    The portfolio  management team places great emphasis on those securities it believes  can  offer  the best  long-term  appreciation  within a three- to five-year horizon.  The portfolio management team constructs a portfolio of
     [60 to 90]  holdings  on a  stock-by-stock  basis,  and  the  holdings  are diversified across market capitalization, geography, and economic sectors.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock  prices,  which can be caused by a drop in the stock market or poor  performance in specific  industries or companies,  and changes in currency exchange  rates. To the extent the Fund invests in fixed income  securities,  it may also be affected by changes in U.S. and foreign interest rates.  Investments in  small-  and  mid-capitalization  securities  tend to be more  volatile  than
investments  in  larger  capitalization   securities.   Investments  in  foreign
securities,  whether  equity or fixed income,  involve  special risks  including those related to currency fluctuations,  as well as to political,  economic, and social  situations  different from, and potentially more volatile than, those in the U.S. In addition, the accounting,  tax, and financial reporting standards of foreign  countries are different from and may be less reliable or  comprehensive than those relating to U.S. issuers. Investments in emerging markets may present greater risks than investing in more  developed  countries,  including  risks of appropriation, adverse changes in tax regulations, and currency controls.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page [ ].

                                       10

Who should invest in the Fund
o    Investors with long-term financial goals
o    Investors seeking exposure to foreign investments
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political, and economic risks

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors seeking an investment primarily in domestic equity securities
o    Investors  unwilling to accept the additional risks associated with foreign investment,  including risks associated with investing in emerging markets, such as currency, political, and economic risks

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       11

How has Delaware Global Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show how the annual  returns for the Fund's Class A shares have varied for the past 10 calendar  years,  as well as the average annual returns of Class
A, B, and C shares for the one-,  five-,  and  10-year or lifetime  periods,  if applicable.  Currently,  performance  information is not provided for the Fund's
Class R shares  because  the class has not yet  commenced  operations.  Prior to
September 1, 2001,  the Fund had not engaged in a broad  distribution  effort of its shares and had been subject to limited redemption requests.  The Fund's past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps that were in effect during  these  periods.  The returns  would be lower  without the expense  caps.
Please  see the  footnotes  on page [ ] for  additional  information  about  the expense caps.

 [GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)*
------- -------- -------- -------- --------- -------- -------- -------- -------- --------
  1998     1999     2000     2001      2002     2003     2004     2005     2006     2007
------- -------- -------- -------- --------- -------- -------- -------- -------- --------
 5.83%   23.20%   -2.66%   -5.91%   -13.42%   46.72%   26.13%   13.21%   28.61%   [   ]%
------- -------- -------- -------- --------- -------- -------- -------- -------- --------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  [22.39]%  for the  quarter  ended  [June 30,  2003] and its  lowest quarterly return was [-18.73]% for the quarter ended [September 30, 2002].

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this sales charge were included,  the returns would be less than those shown.
The average annual returns in the table below do include the sales charge.

*    On December 15, 2005, the Fund's Board of Trustees (Board) approved changes to the Fund's investment strategy. These changes, which became effective on
     March  30,  2006,  allow the Fund to invest a  significant  portion  of its assets  in U.S.  equity  securities  and also  allow  the Fund to invest in securities of issuers of all sizes,  thereby  eliminating  the Fund's prior focus on the securities of small capitalization issuers.  Accordingly,  the
     Fund no longer  invests at least 80% of its net assets in the securities of small  capitalization  issuers.  Prior  to  March  30,  2006,  the Fund was sub-advised by Mondrian. Since March 30, 2006, the Fund has been managed by
     portfolio   management  teams  within  Delaware  Management  Company.   The
     historical returns do not reflect these changes.

     In connection with the investment strategy changes noted above, the maximum annual  investment  advisory  fee with respect to the Fund was reduced from
     1.25% to 0.85% on March 30, 2006. In addition,  on March 30, 2006, the name of the Fund was changed from Delaware International Small Cap Value Fund to
     Delaware Global Value Fund. The use of the term "global" in the Fund's name indicates that the Fund invests in both domestic and foreign securities, as opposed  to an  "international"  fund  that  invest  primarily  in  foreign securities. The historical returns do not reflect these changes.

Average annual returns for periods ending 12/31/07
----------------------------------------------- --------- --------- ------------
                                                                     10 years or
                                                 1 year    5 years   Lifetime**
----------------------------------------------- --------- --------- ------------
Class A return before taxes                      [    ]%   [    ]%   [    ]%
----------------------------------------------- --------- --------- ------------
Class A return after taxes on distributions      [    ]%   [    ]%   [    ]%
----------------------------------------------- --------- --------- ------------
Class A return after taxes on distributions      [    ]%   [    ]%   [    ]%
and sale of Fund shares
----------------------------------------------- --------- --------- ------------
Class B return before taxes*                     [    ]%   [    ]%   [    ]%
----------------------------------------------- --------- --------- ------------
Class C return before taxes*                     [    ]%   [    ]%   [    ]%
----------------------------------------------- --------- --------- ------------
MSCI ACWI (All Country World) Index(SM)**        [    ]%   [    ]%   [    ]%
(reflects no deduction for fees, expenses, or
taxes)
----------------------------------------------- --------- --------- ------------

The  Fund's  returns  above are  compared  to the  performance  of the MSCI ACWI
Index(SM).  The Index is a free float-adjusted  market capitalization index that is designed to measure  equity market  performance  in the global  developed and emerging  markets.  As of [June 2006], the Index consisted of the following [48]
developed and emerging market country indices: [Argentina,  Australia,  Austria,
Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt,
Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland,
Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, the Netherlands,
New Zealand,  Norway, Pakistan,  Peru, Philippines,  Poland,  Portugal,  Russia,
Singapore Free, South Africa,  Spain,  Sweden,  Switzerland,

                                       12

Taiwan, Thailand, Turkey, the United Kingdom, and the United States]. You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying,  selling, and holding securities.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be [ ]%, [ ]%, and [ ]% for the one-year,  five-year, and lifetime periods,  respectively,  and the returns for Class C would be [ ]%, [ ]%, and [ ]% for the one-year,  five-year, and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class has existed for less than
     10 years.  The returns shown for Class A shares are for the 10-year  period because the Class A shares commenced operations more than 10 years ago. The returns  shown for Class B and Class C shares are for the  lifetime  period because the inception  date for both Class B and Class C shares of Delaware
     Global Value Fund was September 28, 2001.  The return for Class B and Class
     C lifetime period was [ ]%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for Class B and
     Class C shares reflects the return from September 30, 2001 through December
     31, 2007.

                                       13

What are Funds' fees and expenses?

------------------------- --------------------------------- --------- --------- --------- -------
Sales charges are fees                                     A         B         C        R
paid  directly from       --------------------------------- --------- --------- --------- -------
your investments          Maximum sales charge (load)          5.75%      none      none    none
shares of the Funds.      imposed on purchases as a
You do not pay sales      percentage of offering price
sales charges when you    --------------------------------- --------- --------- --------- -------
buy orsell Class R        Maximum contingent deferred        none(1)  4.00%(2)  1.00%(3)    none
shares.                   sales charge (load) as a
                          percentage of original
                          purchase price or redemption
                          price, whichever is lower
                          --------------------------------- --------- --------- --------- -------
                          Maximum sales charge (load)           none      none      none    none
                          imposed on reinvested dividends
                          --------------------------------- --------- --------- --------- -------
                          Redemption fees                       none      none      none    none
                          --------------------------------- --------- --------- --------- -------
                          Exchange fees(4)                      none      none      none    none
------------------------- --------------------------------- --------- --------- --------- -------

------------------------- -------------------------- ----------- ----------- ----------- --------
Annual fund operating         Delaware International Value Equity Fund
expenses are deducted     -----------------------------------------------------------------
from the Funds' assets.                                  A          B        C        R
                          -------------------------- -------- --------- --------- ---------
                          Management fees(5)            0.82%     0.82%     0.82%     0.82%
                          -------------------------- -------- --------- --------- ---------
                          Distribution and service      0.30%     1.00%     1.00%  0.60%(6)
                          (12b-1) fees
                          -------------------------- -------- --------- --------- ---------
                          Other expenses(7)           [    ]%   [    ]%   [    ]%   [    ]%
                          -------------------------- -------- --------- --------- ---------
                          Total annual fund           [    ]%   [    ]%   [    ]%   [    ]%
                          operating expenses
                          -------------------------- -------- --------- --------- ---------
                          Acquired fund fees and      [    ]%   [    ]%   [    ]%   [    ]%
                          expenses
                          -------------------------- -------- --------- --------- ---------
                          Fee waivers and expenses    [    ]%   [    ]%   [    ]%   [    ]%
                          -------------------------- -------- --------- --------- ---------
                          Net expenses                [    ]%   [    ]%   [    ]%   [    ]%
                          -----------------------------------------------------------------
                                               Delaware Emerging Markets Fund
                          -------------------------- -------- --------- --------- ---------
                          Management fees(5)            1.21%    1.21%     1.21%     1.21%
                          -------------------------- -------- --------- --------- ---------
                          Distribution and service   0.30%(6)    1.00%     1.00%  0.60%(6)
                          (12b-1) fees
                          -------------------------- -------- --------- --------- --------
                          Other expenses(7)           [    ]%  [    ]%   [    ]%   [    ]%
                          -------------------------- -------- --------- --------- --------
                          Total annual fund           [    ]%  [    ]%   [    ]%   [    ]%
                          operating expenses
                          -------------------------- -------- --------- --------- --------
                          Acquired fund fees and      [    ]%  [    ]%   [    ]%   [    ]%
                          expenses
                          -------------------------- -------- --------- --------- --------
                          Fee waivers and expenses    [    ]%  [    ]%   [    ]%   [    ]%
                          -------------------------- -------- --------- --------- --------
                          Net expenses                [    ]%  [    ]%   [    ]%   [    ]%
                          ----------------------------------------------------------------
                                                 Delaware Global Value Fund
                          -------------------------- -------- --------- --------- --------
                          Management fees(5)            0.85%    0.85%     0.85%     0.85%
                          -------------------------- -------- --------- --------- --------
                          Distribution and service   0.30%(6)    1.00%     1.00%  0.60%(6)
                          (12b-1) fees
                          -------------------------- -------- --------- --------- --------
                          Other expenses(7)           [    ]%  [    ]%   [    ]%   [    ]%
                          -------------------------- -------- --------- --------- --------
                          Total annual fund           [    ]%  [    ]%   [    ]%   [    ]%
                          operating expenses
                          -------------------------- -------- --------- --------- --------
                          Acquired fund fees and      [    ]%  [    ]%   [    ]%   [    ]%
                          expenses
                          -------------------------- -------- --------- --------- --------
                          Fee waivers and expenses    [    ]%  [    ]%   [    ]%   [    ]%
                          -------------------------- -------- --------- --------- --------
                          Net expenses                [    ]%  [    ]%   [    ]%   [    ]%
------------------------- -------------------------- -------- --------- --------- --------

                                    14

--------------------------------------------------------------------------------------------------
This example is      CLASS        A         B         B(8)          C        C(8)            R
intended to help                                  (if redeemed)           (if redeemed)
you compare the      -----------------------------------------------------------------------------
cost of investing                         Delaware International Value Equity Fund
in the Funds to the  --------- -------- --------- -------------- -------- --------------- --------
cost of investing    1 year    $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
in other mutual      --------- -------- --------- -------------- -------- --------------- --------
funds with similar   3 years   $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
investment           --------- -------- --------- -------------- -------- --------------- --------
objectives.  We      5 years   $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
show the cumulative  --------- -------- --------- -------------- -------- --------------- --------
amount of Fund       10 years  $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
expenses on a        --------- -------- --------- -------------- -------- --------------- --------
hypothetical                                  Delaware Emerging Markets und
investment of        --------- -------- --------- -------------- -------- --------------- --------
$10,000 with an      1 year    $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
annual 5% return     --------- -------- --------- -------------- -------- --------------- --------
over the time        3 years   $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
shown.  The Funds'   --------- -------- --------- -------------- -------- --------------- --------
actual rates of      5 years   $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
return may be        --------- -------- --------- -------------- -------- --------------- --------
greater or less      10 years  $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
than the             --------- -------- --------- -------------- -------- --------------- --------
hypothetical 5%                                 Delaware Global Value Fud
return we use here.  --------- -------- --------- -------------- -------- --------------- --------
This example         1 year    $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
reflects the net     --------- -------- --------- -------------- -------- --------------- --------
operating expenses   3 years   $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
with waivers for     --------- -------- --------- -------------- -------- --------------- --------
the one-year         5 years   $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
contractual period    --------- -------- --------- -------------- -------- --------------- -------
and total operating  10 years  $[    ]  $[    ]   $[    ]        $[    ]  $[    ]         $[    ]
expenses without
waivers for years
two through 10.
This is an example
only, and does not
represent future
expenses, which may
be greater or less
than those shown
here.
--------------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to  redemptions  made  within  two years of  purchase.  Additional  Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4.00%,  which  declines to 3.25% during the second year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year, and 0% thereafter.
(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     CDSC.
(4)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange shares into a fund that has a front-end sales charge.
(5)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse expenses from [ ] through
     [ ] in order to prevent total annual fund operating expenses (excluding any
     12b-1 plan expenses,  taxes,  interest,  inverse floater program  expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs,
     including,   but  not  limited  to,  those  relating  to   reorganizations,
     litigation,   certain   Trustee   retirement   plan  expenses,   conducting
     shareholder   meetings,   and  liquidations   [collectively,   "non-routine
     expenses"]) from exceeding, in an aggregate amount, [ ]%, [ ]%, and [ ]% of average  daily net assets of  Delaware  International  Value  Equity  Fund,
     Delaware   Emerging   Markets  Fund,   and  Delaware   Global  Value  Fund,
     respectively. For purposes of these waivers and reimbursements, non-routine expenses  may also  include  such  additional  costs and expenses as may be agreed upon from time to time by the Funds'  Board and the  Manager.  These expense waivers and reimbursements  apply only to expenses paid directly by the Funds.  Prior to April 1, 2007,  the Manager  did not waive  investment advisory fees for the Delaware Emerging Markets Fund.
(6)  For  Delaware  International  Value  Equity  Fund,  the Fund's  distributor
     (Distributor)  has  contracted  to waive the Class R shares' 12b-1 fee from
     [___________]  through  [___________]  to no more than  [____]%  of average daily net assets of the Fund.  For Delaware  Emerging  Markets Fund and the
     Delaware Global Value Fund, the Funds'  Distributor has contracted to limit the Class A shares' and Class R shares' 12b-1

                                       15

     fees from [___________]  through  [___________] to no more than [____]% and
     [____]%, respectively, of average daily net assets of each Fund.
(7)  "Other  expenses"  have been restated to reflect a reduction in non-routine expenses incurred during the period.
(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares after eight years. Information for the ninth and 10th years reflects expenses of the Class A shares.

                                       16

How we manage the Funds

Our investment strategies
We take a disciplined approach to investing, combining investment strategies and risk  management  techniques  that we believe can help  shareholders  meet their goals.

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments  for a particular  Fund. The following are  descriptions  of how the portfolio managers pursue the Funds' investment objectives.

Each Fund's investment  objective is  non-fundamental.  This means the Board may change  a  Fund's  objective  without  obtaining  shareholder  approval.  If  an objective  were  changed,  shareholders  would  receive at least 60 days' notice before the change became effective.

Delaware International Value Equity Fund
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  The Fund's  portfolio  management team invests  primarily in equity  securities,  including  common or  ordinary  stocks,  which  provide the potential for capital  appreciation.  The portfolio  management  team's strategy would commonly be described as a value strategy.  That is, the Fund's  portfolio management  team strives to purchase  stocks that are selling for less than what it believes their value is.

In selecting foreign stocks, the portfolio management team's philosophy is based on the concept that adversity creates  opportunity and that transitory  problems can be  overcome  by  well-managed  companies.  The team uses an  approach  that combines quantitative, valuation-based screening at the early stages followed by comprehensive company and industry specific research.  The team's philosophy and process  are based on the  concept  that  valuation  screens  serve  solely as a starting  point in the creation of a portfolio  of  undervalued  stocks  because accounting  measures only  approximate the intrinsic  value of any company.  The team's  investment  universe  segmentation  prioritizes  its  research  and  its bottom-up contrarian investment style seeks to identify mispriced securities.

The Fund may purchase securities in any foreign country,  developed or emerging;
however,  the  portfolio  management  team  currently  anticipates  investing in
[Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece,
Hong Kong, Ireland,  Italy, Japan, Korea, Mexico, the Netherlands,  New Zealand,
Norway, Portugal, Singapore, Spain, Sweden, Switzerland,  Taiwan, and the United
Kingdom].  While  this is a  representative  list,  the Fund may also  invest in countries not listed here.

The Fund's  portfolio  management team generally  maintains a long-term focus in the Fund,  seeking  companies  that it believes  will perform well over the next three to five years.

Delaware Emerging Markets Fund
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  The Fund may invest in a broad range of equity  securities,  including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

The Fund's portfolio manager  considers an "emerging  country" to be any country that is:

o    generally  recognized  to be an  emerging  or  developing  country  by  the international  financial  community,  including  the  World  Bank  and  the
     International Finance Corporation;
o    classified by the United Nations as developing; or
o    included in the  International  Finance  Corporation Free Index or the MSCI
     Emerging Markets Index(SM).

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand,  and most nations located in Western and Northern Europe.  A representative  list of the countries where the Fund's  portfolio  manager  may invest  includes:  Argentina,  Brazil,
Chile,  China,  Croatia,  Czech  Republic,   Egypt,  Estonia,   Hungary,  India,
Indonesia,  Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia,
South Africa,  Taiwan, and Thailand.  The Fund's portfolio manager may invest in other countries, particularly as markets in other emerging countries develop.

                                       17

In deciding whether a company is from an emerging country,  the Fund's portfolio manager  evaluates  publicly  available  information  and  questions  individual companies to determine if the company meets one of the following criteria:

o    the principal  trading market for the company's  securities is in a country that is emerging;
o    the company is organized  under the laws of an emerging  market country and has a principal office in an emerging country; or
o    the company  derives a majority of its income from  operations  in emerging
     countries,   even  though  the  company's   securities  are  traded  in  an
     established market or in a combination of emerging and established markets.

Currently,  investing in many emerging  countries is not feasible or may involve
significant   political  risks.   The  Fund's  portfolio   manager  focuses  his
investments  in  emerging  countries  where he  considers  the  economies  to be developing  strongly and where the markets are becoming more  sophisticated.  In deciding where to invest,  the Fund's portfolio manager  emphasizes  investments that he  believes  are  trading at a discount  to  intrinsic  value.  The Fund's portfolio  manager  places  particular  emphasis  on factors  such as  political reform, economic deregulation, and liberalized trade policy.

When the Fund's portfolio manager evaluates individual companies,  he strives to apply a disciplined  valuation  process that allows him to purchase  stocks that are selling for less than what he believes their intrinsic value is. In order to determine  what he believes a security's  intrinsic  value is, he evaluates  its
future  income   potential,   taking  into  account  the  impact  both  currency
fluctuations  and  inflation  might  have  on that  income  stream.  The  Fund's portfolio  manager then  analyzes what that income would be worth if paid today.
That helps him decide  what he thinks the  security is worth  today.  The Fund's portfolio manager then compares his determination of the security's value to its current price to determine if it is a good value. The Fund's  portfolio  manager uses  income as an  indicator  of value  because  he  believes  it allows him to compare  securities across different sectors and different  countries-all  using one measurement standard. The Fund's portfolio manager may be inclined to choose growth-oriented  investments if such  investments are traded at valuation levels that compare favorably to those of  value-oriented  investments when measured by the discount to their intrinsic value.

The Fund may invest up to 35% of its net assets in high yield, high-risk foreign fixed income securities. This typically includes so-called "Brady Bonds."

Delaware Global Value Fund

The equity  securities in which  Delaware  Global Value Fund may invest  include common or  ordinary  stocks,  preferred  stocks,  rights or warrants to purchase common or ordinary  stocks,  and securities  convertible into common or ordinary stocks.  The Fund may also  invest in foreign  companies  through  sponsored  or unsponsored  depositary receipts,  which are receipts typically issued by a bank or trust  company  evidencing  ownership of  underlying  securities  issued by a foreign  company.  The Fund may invest in securities  issued in any currency and may hold foreign currency.

When selecting equity securities of global companies for the Fund, the portfolio management team seeks to identify  undervalued  securities by employing relative value comparisons of industry cycles,  global competitors,  and company-specific financial  variables.  The multi-step  process used by the portfolio  management team  blends  the  latest  research  software  tools and data  with  traditional
fundamental   analysis,   experienced  judgment  and  patience.   The  portfolio
management team may also invest in small-cap issues from time to time.

Sector and country  allocations are a result of the portfolio  management team's valuation-driven,  bottom-up  stock  selection  process  and may vary over time.
Subject to this  criterion,  however,  the  portfolio  management  team seeks to diversify  portfolios  by country  and sector by  favoring  stocks  that tend to neutralize portfolio risk exposures without sacrificing upside potential.  Given the choice between two stocks with similar  valuation  potential,  the portfolio management team will choose the one which provides better diversification to the portfolio and they will trim industry,  sector,  and country  exposures to limit risk.

While  the  Fund may  purchase  securities  in any  foreign  country,  including developed, developing, or emerging market countries, it will primarily invest in countries included in the MSCI ACWI Index(SM).  With respect to certain countries, investments  by an investment  company may only be made through  investments  in closed-end  investment  companies  that in turn are  authorized to invest in the securities of such countries.

                                       18

The Fund may also invest in  convertible  preferred  stocks that offer  enhanced yield  features,  such as preferred  equity  redemption  cumulative  stock,  and certain other non-traditional equity securities.

The Fund may invest up to 35% of its net assets in U.S. and foreign fixed income securities,  including  those issued by emerging  country  companies and foreign governments or their agencies.

                                       19

The securities we typically invest in
Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional information  about certain of the  securities  described  below as well as other securities in which the Funds may invest.

--------------------------------------------------------------------------------
Common or ordinary stocks
--------------------------------------------------------------------------------
Securities  that represent  shares of ownership in a  corporation.  Stockholders participate in the corporation's  profits  proportionate to the number of shares they own.

How the Funds use them: We will generally  invest the Funds' assets in common or ordinary stocks, some of which may be dividend-paying stocks.

--------------------------------------------------------------------------------
American  Depositary  Receipts (ADRs),  European Depositary Receipts (EDRs), and
Global Depositary Receipts (GDRs)
--------------------------------------------------------------------------------
ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and
GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S.
bank or trust company or a foreign branch of a U.S. bank).  Depositary  receipts represent an ownership  interest in an  underlying  security that is held by the depositary.  Generally,  the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer.  Generally,  the holder of the depositary receipt is entitled to all payments of  interest,  dividends,  or capital  gains that are made on the underlying security.

How the Funds use them: We may invest in sponsored and unsponsored  ADRs,  EDRs, and GDRs, generally focusing on those whose underlying  securities are issued by foreign entities. Sponsored depositary receipts are issued jointly by the issuer of the  underlying  security  and the  depositary,  and  unsponsored  depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.

To  determine  whether to purchase a security  in a foreign  market or through a depositary  receipt, we evaluate the price levels, the transaction costs, taxes, and  administrative  costs or other relevant factors involved with each security to try to identify the most efficient choice.

--------------------------------------------------------------------------------
Foreign currency transactions
--------------------------------------------------------------------------------
A forward foreign currency  exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

How the Funds use  them:  Although  we value  the  Funds'  assets  daily in U.S.
dollars,  we do not intend to convert the Funds' holdings of foreign  currencies into  U.S.  dollars  on a daily  basis.  We will,  however,  from  time to time, purchase or sell foreign  currencies  and/or engage in forward foreign  currency exchange transactions.  We may conduct a Fund's foreign currency transactions on a cash basis at the rate prevailing in the foreign  currency  exchange market or through a forward foreign currency exchange contract or forward contract.

We may use  forward  contracts  for  defensive  hedging  purposes  to attempt to protect the value of a Fund's current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to "lock-in"
the price of that security, in terms of U.S. dollars.  Investors should be aware of the costs of  currency  conversion.  We will not use  forward  contracts  for speculative purposes.

--------------------------------------------------------------------------------
Investment company securities
--------------------------------------------------------------------------------
In some  countries,  investments  by U.S.  mutual  funds are  generally  made by purchasing shares of investment  companies that in turn invest in the securities of such countries.

How the Funds use them: We may hold investment  company securities if we believe that the country offers good investment opportunities. Such investment companies may be open-end or closed-end investment companies. These investments involve an indirect  payment by a Fund's  shareholders  of a portion of the expenses of the other investment companies, including their advisory fees.

--------------------------------------------------------------------------------
Restricted securities
--------------------------------------------------------------------------------

                                       20

--------------------------------------------------------------------------------
Privately placed  securities  whose resale is restricted  under U.S.  securities laws.

How the Funds use them: We may invest in privately placed securities,  including those that are  eligible  for resale  only among  certain  institutional  buyers without  registration,  which  are  commonly  known as "Rule  144A  Securities."
Restricted securities that are determined to be illiquid may not exceed a Fund's limit on illiquid securities.

--------------------------------------------------------------------------------
Illiquid securities
--------------------------------------------------------------------------------
Securities  that do not have a ready  market and cannot be readily  sold  within seven days at approximately the price at which a fund has valued them.  Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds  use  them:  We may  invest  up to 15% of a Fund's  net  assets in illiquid securities.

--------------------------------------------------------------------------------
Foreign corporate and government bonds
--------------------------------------------------------------------------------
Debt  obligations  issued by foreign  corporations,  foreign  governments,  or a foreign agency, instrumentality, or political subdivision of such governments

How the Funds use them: We may invest a portion of the Funds' assets in foreign, corporate,  or government  fixed income  securities  consistent  with the Funds'
investment  policies (such as market or  capitalization),  when, in our opinion, they offer attractive  opportunities  relative to those available through equity securities.

Although  not a  principal  strategy  of  the  Funds,  for  temporary  defensive purposes, we may invest all or a substantial portion of a Fund's assets in these securities rated AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality..

--------------------------------------------------------------------------------
High yield, high-risk fixed income securities
--------------------------------------------------------------------------------
Securities  that  are  rated  lower  than  BBB by S&P or Baa by  Moody's,  or if unrated,  have  equal  quality.  These  securities  may be issued by  companies, governments,  or governmental entities of emerging or developing countries which may be less  creditworthy.  A primary risk,  which may be  substantial,  is that these  companies,  governments,  or entities may not be able to make interest or principal payments. An additional risk is that the value of these securities may decline significantly.

How the  Funds  use them:  For  Delaware  International  Value  Equity  Fund and
Delaware  Global  Value  Fund,  we do not make it a practice  to invest in these securities.

We may invest up to 35% of Delaware  Emerging  Markets Fund's net assets in high yield, high-risk foreign fixed income securities.

--------------------------------------------------------------------------------
Repurchase agreements
--------------------------------------------------------------------------------
An  agreement  between a buyer of  securities,  such as a fund,  and a seller of securities  in which the  seller  agrees  to buy the  securities  back  within a specified  time at the same price the buyer paid for them,  plus an amount equal to an agreed upon  interest  rate.  Repurchase  agreements  are often  viewed as equivalent to cash.

How the Funds use them: Typically,  we use repurchase agreements as a short-term investment for a Fund's cash position.  In order to enter into these  repurchase agreements,  a Fund  must have  collateral  of at least  102% of the  repurchase price. We will only enter into repurchase  agreements in which the collateral is comprised of U.S. government securities. In the investment manager's discretion, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed  by  the  U.S.  government,  its  agencies  or  instrumentalities  or government-sponsored corporations.

--------------------------------------------------------------------------------
Real estate investment trusts (REITs)
--------------------------------------------------------------------------------

                                       21

--------------------------------------------------------------------------------
REITs are pooled investment  vehicles that invest primarily in  income-producing real estate or real  estate  related  loans or  interests.  REITs are  generally classified  as equity REITs,  mortgage  REITs,  or a  combination  of equity and mortgage  REITs.  Equity REITs  invest the majority of their assets  directly in real property and derive income  primarily from the collection of rents.  Equity
REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage  REITs  invest the  majority of their  assets in real estate mortgages and derive income from the collection of interest payments.

How the Funds use them:  Delaware  International  Value Equity Fund and Delaware
Emerging Markets Fund do not invest in these securities.

For  Delaware  Global  Value Fund,  we may invest in REITs  consistent  with the
Fund's investment objective and policies.

--------------------------------------------------------------------------------
Equity linked securities
--------------------------------------------------------------------------------
Privately  issued  derivative  securities which have a return component based on the performance of a single security, a basket of securities, or an index.

How the Funds use them:  Delaware  International  Value Equity Fund and Delaware
Global Value Fund do not invest in these securities.

We may invest up to 10% of the Delaware  Emerging  Markets  Fund's net assets in equity linked  securities.  Equity linked securities may be considered  illiquid and are subject to the Delaware  Emerging Markets Fund's  limitation on illiquid securities. In some instances,  investments in equity linked securities may also be subject to the Delaware  Emerging Markets Fund's limitation on investments in investment companies.

--------------------------------------------------------------------------------

Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed income  securities  offer the  potential  for greater
income  payments  than  stocks,  and  also  may  provide  capital   appreciation
potential.  The Funds'  holdings  will  generally  be  denominated  in a foreign currency.  We may also invest in other securities,  including  preferred stocks, convertible securities,  warrants, futures, and options. For the Delaware Global
Value Fund, we may also enter into put and call options,  futures  contracts and options on futures contracts, and options on foreign currencies.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We may  also  obtain  such short-term  credit as may be necessary  for the clearance of purchases and sales of  portfolio  securities.  We will be required  to pay  interest to the lending banks on the amounts  borrowed.  As a result,  borrowing money could result in a
Fund being unable to meet its investment objective.

Lending securities
We  may  lend  up to 25% of a  Fund's  assets  to  qualified  broker/dealers  or institutional investors for use in their securities transactions. Borrowers of a
Fund's  securities must provide  collateral to the Fund and adjust the amount of collateral  each  day to  reflect  the  changes  in  the  value  of  the  loaned securities. These transactions may generate additional income for the Funds.

Temporary defensive positions
In response to unfavorable market conditions,  we may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent  with a Fund's  investment  objective.  To the extent  that a Fund holds these  instruments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Funds' annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example, a Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       22

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------
Market risk
--------------------------------------------------------------------------------
Market  risk is the risk that all or a majority of the  securities  in a certain market--like  the stock or bond  market--or in a certain  country or region will decline  in value  because  of  economic  conditions,  future  expectations,  or investor confidence.

How the Funds strive to manage it: We maintain a long-term  investment  approach and focus on stocks that we believe can  appreciate  over an extended time frame regardless of interim market fluctuations.  In deciding what portion of a Fund's portfolio should be invested in any individual country, we evaluate a variety of factors,  including  opportunities and risks relative to other countries.  We do not  try to  predict  overall  stock  market  movements  and do  not  trade  for short-term purposes.

--------------------------------------------------------------------------------
Industry and security risk
--------------------------------------------------------------------------------
Industry risk is the risk that the value of securities in a particular  industry will  decline  because of  changing  expectations  for the  performance  of that industry.

Security  risk is the risk  that the value of an  individual  stock or bond will decline because of changing  expectations  for the performance of the individual company issuing the stock or bond.

How the Funds  strive to manage them:  We  typically  hold a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on a Fund.

--------------------------------------------------------------------------------
Emerging markets risk
--------------------------------------------------------------------------------
Emerging  markets  risk  is the  possibility  that  the  risks  associated  with international  investing  will  be  greater  in  emerging  markets  than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic  environments.  In addition, in many emerging markets,  there is  substantially  less  publicly  available  information  about issuers and the information  about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature  and  diverse  and the  securities  markets  which  are  subject  to less government  regulation  or  supervision  may also be smaller,  less liquid,  and subject to greater price volatility.

How the Funds strive to manage it: Delaware  International Value Equity Fund, to the limited extent that it invests in emerging markets, is subject to this risk.

Delaware  Emerging  Markets  Fund is subject to this risk.  We cannot  eliminate emerging  market  risk and  consequently  encourage  shareholders  to  invest in
Delaware Emerging Markets Fund only if they have a long-term time horizon,  over which the potential of individual securities is more likely to be realized.

Delaware Global Value Fund may invest in emerging market securities.

Striving  to manage  this risk for the Funds,  we  carefully  screen  securities within emerging  markets and attempt to consider  material risks associated with an individual company or bond issuer.

--------------------------------------------------------------------------------

                                       23

--------------------------------------------------------------------------------
Political risk
--------------------------------------------------------------------------------
Political  risk is the risk that  countries or an entire  region may  experience political  instability.  This may  cause  greater  fluctuation  in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Funds strive to manage it: We evaluate the  political  situations in the countries  where we invest and take into account any  potential  risks before we select securities for a Fund.  However,  there is no way to eliminate  political risk when  investing  internationally.  In emerging  markets,  political risk is typically  more likely to affect the economy and share  prices than in developed markets.

--------------------------------------------------------------------------------
Currency risk
--------------------------------------------------------------------------------
Currency  risk is the  risk  that  the  value  of a  fund's  investments  may be negatively  affected  by changes in foreign  currency  exchange  rates.  Adverse changes  in  exchange  rates may  reduce or  eliminate  any  gains  produced  by investments  that are  denominated  in foreign  currencies  and may increase any losses.

How the Funds strive to manage it: We may try to hedge a Fund's currency risk by purchasing foreign currency exchange contracts.  If we agree to purchase or sell foreign  securities  at a pre-set  price on a future  date,  we may  attempt  to protect  the value of a security  a Fund owns from  future  changes in  currency rates. If we have agreed to purchase or sell a security, we may also use foreign currency  exchange  contracts to "lock-in" the security's price in terms of U.S.
dollars or another  applicable  currency.  We may use forward currency  exchange contracts only for defensive or protective  measures,  not to enhance  portfolio returns. However, there is no assurance that such a strategy will be successful.
Hedging is typically less practical in emerging markets.

--------------------------------------------------------------------------------
Information risk
--------------------------------------------------------------------------------
Information risk is the risk that foreign  companies may be subject to different accounting,  auditing,  and financial  reporting  standards than U.S. companies.
There may be less  information  available  about  foreign  issuers than domestic issuers.  Furthermore,  regulatory  oversight  of  foreign  issuers  may be less stringent or less consistently applied than in the U.S.

How the Funds  strive  to manage  it: We  conduct  fundamental  research  on the companies that we invest in rather than relying solely on information  available through  financial  reporting.  As part of our worldwide  research  process,  we emphasize  company  visits.  We believe this will help us to better  uncover any potential weaknesses in individual companies.

--------------------------------------------------------------------------------
Inefficient market risk
--------------------------------------------------------------------------------
Inefficient  market risk is the risk that  foreign  markets may be less  liquid, have greater price  volatility,  less regulation,  and higher  transaction costs than U.S. markets.

How the Funds  strive to manage  it: We will  attempt to reduce  these  risks by investing  in a number of  different  countries,  noting  trends in the economy, industries, and financial markets.

--------------------------------------------------------------------------------
Small company risk
--------------------------------------------------------------------------------
Small  company  risk is the risk that  prices of smaller  companies  may be more volatile  than  larger  companies  because of  limited  financial  resources  or dependence on narrow product lines.

How the Funds strive to manage it: We typically focus the Delaware International
Value Equity Fund's investment in larger companies.

For Delaware  Emerging  Markets Fund, we may invest in small companies and would be subject to this risk. We  attempt  to  reduce  this  risk  by  diversifying investments.

This is a  significant  risk for the Delaware  Global Value Fund.  We attempt to reduce this risk by diversifying investments.

--------------------------------------------------------------------------------
Transaction costs risk
-------------------------------------------------------------------------------

                                       24

--------------------------------------------------------------------------------
Transaction  costs risk  relates to the costs of buying,  selling,  and  holding foreign securities,  including  brokerage,  tax, and custody costs, which may be higher than those involved in domestic transactions.

How the Funds strive to manage it: Each Fund is subject to this risk.  We strive to monitor transaction costs and to choose an efficient trading strategy for the
Funds.

--------------------------------------------------------------------------------
Interest rate risk
--------------------------------------------------------------------------------
Interest rate risk is the risk that securities,  particularly  bonds with longer maturities, will decrease in value if interest rates rise.

How the Funds  strive to manage it: The Funds are  generally  less  affected  by interest rate risk than other risks because they typically hold small amounts of fixed income securities.

--------------------------------------------------------------------------------
Foreign government and supranational securities risks
--------------------------------------------------------------------------------
Foreign government and supranational securities risks relate to the ability of a foreign  government or government  related issuer to make timely payments on its external debt obligations.

This  ability to make  payments  will be  strongly  influenced  by the  issuer's balance of payments,  including export performance,  its access to international credits and  investments,  fluctuations in interest rates, and the extent of its foreign reserves.

How the Funds strive to manage them: We are subject to this risk with respect to a Fund's  debt  investments  and will  attempt to limit this risk by  performing credit  analysis on the issuer of each  security  purchased.  We also attempt to reduce this risk by  limiting  the portion of net assets that may be invested in these securities.

We also compare the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed income investments.

--------------------------------------------------------------------------------
High yield, high-risk foreign fixed income securities risk
--------------------------------------------------------------------------------
The economy and interest rates may affect these high yield, high-risk securities differently from other  securities.  Prices have been found to be less sensitive to interest rate changes than higher rated  investments,  but more  sensitive to adverse economic changes or individual corporate  developments.  Also, during an economic  downturn or a  substantial  period of rising  interest  rates,  highly leveraged  issuers may experience  financial stress which would adversely affect their ability to service  principal and interest  payment  obligations,  to meet projected  business  goals,  and to  obtain  additional  financing.  Changes  by recognized  rating  agencies  in their  rating of any such  security  and in the ability of the issuer to make  payments  of  interest  and  principal  will also ordinarily have a more dramatic effect on the values of these  investments  than on the values of  higher-rated  securities.  Consequently,  these  changes  will affect a fund's net asset value (NAV) per share.

How the Funds strive to manage it: Delaware Global Value Fund does not invest in high yield, high-risk foreign fixed income securities.

We may invest up to 15% of the Delaware  International  Value Equity  Fund's net
assets in high yield,  high-risk foreign fixed income securities.  We may invest up to 35% of the  Delaware  Emerging  Markets  Fund's net assets in high  yield, high-risk foreign fixed income securities.

We intend to limit the Funds'  investment in any single lower rated bond,  which can help to reduce the  effect of an  individual  default on the Funds.  We also intend to limit the Funds'  overall  holdings  of bonds in this  category.  Such limitations  may not protect the Funds from  widespread  bond  defaults  brought about by a sustained  economic downturn or from price declines that might result from changes in the quality ratings of individual bonds.

--------------------------------------------------------------------------------
Real estate industry risk
--------------------------------------------------------------------------------

                                       25

--------------------------------------------------------------------------------
Real estate industry risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of  availability  of mortgage funds;  overbuilding;  extended  vacancies of properties;  increases in competition,  property taxes, and operating  expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties resulting from, environmental problems;  casualty for condemnation losses; uninsured damages from floods,  earthquakes, or other natural disasters;
limitations on and variations in rents; and changes in interest rates. REITs are
subject  to   substantial   cash  flow   dependency,   defaults  by   borrowers,
self-liquidation,  and the risk of failing to qualify for tax-free  pass-through of income under the Internal  Revenue Code (Code),  or other similar  statute in
non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940 (1940 Act).

How the  Funds  strive to manage  it: To the  extent we invest in REITs,  we are subject to the risks associated with the real estate industry.  Investors should carefully consider these risks before investing in the Funds.

--------------------------------------------------------------------------------
Derivatives risk
--------------------------------------------------------------------------------
Derivatives  risk is the  possibility  that a fund may  experience a significant loss if it employs a derivatives  strategy (such as a strategy  involving equity linked securities) related to a security or a securities index and that security or index moves in the opposite  direction  from what the  portfolio  manager had anticipated.  Another risk of derivative transactions is the creditworthiness of the counterparty  because the transaction depends on the willingness and ability of the  counterparty to fulfill its contractual  obligations.  Derivatives  also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds  strive  to  manage  it:  This is not a  significant  risk for the
Delaware International Value Equity Fund or the Delaware Global Value Fund.

We will use  derivatives  for  defensive  purposes,  such as to protect gains or hedge against  potential  losses in the Delaware  Emerging  Markets Fund without actually selling a security,  to neutralize the impact of interest rate changes, to  affect  diversification,  or to earn  additional  income.  We  will  not use derivatives for reasons  inconsistent  with our investment  objectives.  We also research and continually  monitor the  creditworthiness  of current or potential counterparties.

--------------------------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       26

Who manages the Funds

Investment manager
The Funds are  managed by Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings, Inc. The Manager makes investment decisions for the Funds, manages the
Funds' business affairs,  and provides daily  administrative  services.  For its services to the Funds,  the Manager was paid aggregate  fees, net of waivers (if applicable), of [ ]%, [ ]%, and [ ]% of average daily net assets of the Delaware
International  Value Equity Fund,  Delaware  Emerging Markets Fund, and Delaware
Global Value Fund, respectively, during the last fiscal year.

A  discussion  of the basis for the Board's  approval  of the Funds'  investment advisory  contract is available in the Funds'  semiannual report to shareholders for the period ended May 31, 2007.

The Delaware International Equity Composite Performance

The  following  information  presents  the  past  performance  of  the  Delaware
International  Value  Equity  Composite  (Composite),  which is a  composite  of accounts  managed  by the  Delaware  International  Equity  Team.  The  Delaware
International  Equity Team is the  portfolio  management  team that  manages the
Delaware  International  Value Equity Fund and a portion of the Delaware  Global
Value  Fund.  The  Composite  seeks to provide  value-added  returns and overall portfolio  diversification  to investors  by  investing  in  carefully  selected companies,  primarily located outside of the U.S. in all market capitalizations.
The Composite is comprised of all accounts under discretionary management by the portfolio  management  team  that  have  investment  objectives,  policies,  and strategies  substantially  similar to those of the Delaware  International Value
Equity  Fund.  The  historical  performance  shown  for the  Composite  has been prepared and  presented in  accordance  with the Global  Investment  Performance
Standards  (GIPS(R)).  Past  performance is not an indication of future results.
The GIPS(R) method for computing historical  performance differs from the method used for computing historical performance of investment companies.

The  historical  performance  of the  Composite  is not the  performance  of the
Delaware  International Value Equity Fund, and is not necessarily  indicative of how the Delaware  International  Value  Equity Fund would have  performed in the past or will  perform in the future.  The  Delaware  International  Value Equity
Fund's actual  performance may vary  significantly  from the past performance of the Composite. The Delaware International Value Equity Fund's performance in the future will be different from the Composite's performance due to factors such as differences  in cash  flows  into and out of the  Delaware  International  Value
Equity Fund and advisory accounts included in the Composite, and different fees, expenses,  performance calculation methods, and portfolio sizes and composition.
In addition,  the accounts  included in the Composite are not subject to certain investment  limitations,  diversification  requirements,  and other restrictions imposed by the 1940 Act and the Code, which, if applicable,  can have a negative impact on  performance.  Application  of these  limitations,  requirements,  and restrictions  may have had an adverse effect on the  performance  results of the
Composite.  The Composite  performance  also does not reflect sales charges that apply to the Delaware  International  Value Equity  Fund's Class A, Class B, and
Class C  shares.  If the  Delaware  International  Value  Equity  Fund's  higher expenses and applicable  sales charges were  reflected,  the  performance of the
Composite would be lower.

                                       27

------- ------------------- ----------------- -------------- -------------------
             Delaware           Delaware         MSCI ACWI
           International      International        Free
           Value Equity        Value Equity       ex U.S.
            Composite -      Composite - Net        Net         MSCI EAFE Net
 Year     Gross Return(1)        Return(1)     Dividends(2)     Dividends(3)
------- ------------------- ----------------- -------------- -------------------
2007             [ ]%              [ ]%             [ ]%             [ ]%
------- ------------------- ----------------- -------------- -------------------
2006           30.38%            29.53%           25.71%           26.34%
------- ------------------- ----------------- -------------- -------------------
2005           14.31%            13.55%           14.47%           13.55%
------- ------------------- ----------------- -------------- -------------------
2004           24.84%            23.87%           20.38%           20.25%
------- ------------------- ----------------- -------------- -------------------
2003           46.60%            45.45%           39.42%           38.63%
------- ------------------- ----------------- -------------- -------------------
2002          -11.53%           -12.23%           -15.80%         -15.94%
------- ------------------- ----------------- -------------- -------------------
2001          -13.25%           -13.85%           -21.40%         -21.45%
------- ------------------- ----------------- -------------- -------------------
2000           -9.67%           -10.00%           -13.37%         -14.16%
------- ------------------- ----------------- -------------- -------------------
1999           20.41%            19.97%            27.93%          26.97%
------- ------------------- ----------------- -------------- -------------------
1998            5.13%             4.36%            18.76%          19.97%
------- ------------------- ----------------- -------------- -------------------

(1)  Performance  results for the period April 1 through June 21, 2005  occurred while  members  of the  portfolio  management  team  were  affiliated  with
     Arborway  Capital  prior to the  acquisition  of its assets by the Manager.
     Performance  results for the period April 30, 2002  through  March 31, 2005 occurred  while members of the portfolio  management  team were  affiliated with  Thomas  Weisel  Asset  Management  LLC  (TWAM).  Performance  results
     presented   prior  to  April  30,  2002  occurred   while  members  of  the
     International  Value Equity Team were  affiliated  with  ValueQuest/TA  LLC prior to the  acquisition  of its  assets by TWAM.  Accordingly,  composite assets  prior to June 21,  2005  constituted  a portion  of the total  firm assets of other firms.

     Performance results are shown as total returns, net of dividend withholding taxes,  assume  reinvestment  of dividends  and capital gains as well as no reductions for taxes,  are presented  before and after the deduction of the
     Manager's  investment  advisory fees,  and are calculated in U.S.  dollars.
     After inclusion of management  fees,  annualized  performance for the one-, five-,  and 10-year periods as of December 31, 2007 would have been [ ]%, [
     ]%, and [ ]%, respectively.

(2)  The MSCI ACWI Free ex U.S.  including Net  Dividends is the benchmark  from
     January 2001 to June 2005.  The MSCI ACWI Free  ex-U.S.  Gross Index is the
     benchmark for this composite from inception through December 2000.

(3)  The MSCI EAFE Net Dividends is the benchmark  from June 21, 2005 to present and  was  changed  to  more  accurately  reflect  the  investment  strategy represented by the Composite.  Dividends on securities in the MSCI EAFE Net
     Dividends Index are assumed to be reinvested after deduction of withholding taxes,  applying the rate to  non-resident  individuals  who do not benefit from  double  taxation  treaties.  The  Index  uses  withholding  tax rates applicable  to Luxembourg  holding  companies  (as  Luxembourg  applies the highest rates). As of June 30, 2007, investments in securities not included in this benchmark represented [ ]% of composite holdings.

Portfolio managers

Delaware Emerging Markets Fund
Liu-Er  Chen  has  primary   responsibility  for  making  day-to-day  investment
decisions for the Delaware Emerging Markets Fund.

Liu-Er Chen,  CFA, Senior Vice President,  Chief  Investment  Officer - Emerging
Markets and Healthcare
Liu-Er Chen heads the firm's global  Emerging  Markets team,  and he is also the portfolio  manager for the Delaware  Healthcare  Fund, which launched in October
2007. Prior to joining  Delaware  Investments in September 2006, he spent nearly
11 years at Evergreen  Investment  Management  Company,  where he most  recently served as managing  director and senior  portfolio  manager.  He co-managed  the
Evergreen  Emerging Markets Growth Fund from 1999 to 2001, and became the Fund's sole manager in 2001. He also served as the sole manager of the Evergreen Health
Care Fund since its  inception  in 1999.  Chen began his career at  Evergreen in
1995 as an analyst

                                       28

covering Asian and global healthcare stocks,  before being promoted to portfolio manager in 1998. Prior to his career in asset management,  Chen worked for three years in sales,  marketing,  and  business  development  for major  American and
European pharmaceutical and medical device companies. He is licensed to practice medicine  in China and has  experience  in medical  research at both the Chinese
Academy  of  Sciences  and  Cornell  Medical  School.  He  holds  an MBA  with a concentration in management from Columbia Business School.

Delaware Global Value Fund and Delaware International Value Equity Fund

Zoe  A.  Neale,  Edward  A.  "Ned"  Gray,  and  Todd  A.  Bassion  have  primary responsibility  for making  day-to-day  investment  decisions  for the  Delaware
Global Value Fund and Delaware International Value Equity Fund.

Zoe A. Neale,  Senior Vice President,  Chief Investment  Officer - International
Value Equity
Zoe A. Neale  joined  Delaware  Investments  in June 2005 to develop  the firm's
International  Value  Equity  strategies,   from  Arborway  Capital,  which  she
co-founded  in  January  2005.   Previously  she  ran  the  International  Value
Strategies  business at Thomas Weisel Asset Management  (TWAM).  She joined TWAM when it acquired  ValueQuest/TA in 2002. Neale started at ValueQuest in 1996 and served as a senior investment  professional with portfolio management and global research  responsibilities for several sectors. Prior to ValueQuest,  she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist  research  responsibilities.  Neale  earned a  bachelor's  degree  in economics from the  University of Texas,  Austin,  and an MBA from  Northeastern
University.

Edward A. "Ned" Gray, CFA, Vice President, Senior Portfolio Manager
Ned  Gray  joined  Delaware  Investments  in June  2005 to  develop  the  firm's
International  Value Equity team, from Arborway Capital,  which he co-founded in
January 2005.  He previously  worked in the  investment  management  business at
Thomas Weisel Asset  Management,  and ValueQuest,  which was acquired by TWAM in
2002. At ValueQuest, which he joined in 1987, Gray served as a senior investment professional with responsibilities for portfolio management,  security analysis,
quantitative   research,    performance   analysis,    global   research,   back
office/investment  information  systems  integration,  trading,  and  client and consultant  relations.  Prior to  ValueQuest,  he was a research  analyst at the
Center for Competitive Analysis.  Gray received his bachelor's degree in history from Reed College and a master of arts in law and  diplomacy,  in  international economics,  business and law from Tufts University's  Fletcher School of Law and
Diplomacy.

Todd A. Bassion, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Todd A. Bassion joined Delaware  Investments in June 2005 as a senior analyst on the firm's  International  Value Equity team. He takes a lead role in generating and  researching  new companies for the portfolios as well as providing input on ongoing  portfolio  management.  Bassion  previously worked at Arborway Capital, where he was a key part of the team that started at  ValueQuest/TA  and moved to
Thomas Weisel Asset  Management with its acquisition of  ValueQuest/TA  in 2002.
Bassion, who joined ValueQuest/TA in 2000, served as a research associate there.
Bassion earned a bachelor's degree in economics from Colorado College.

The Funds' SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The Funds  and the  Manager  have  received  an  exemptive  order  from the U.S.
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and  terminate  sub-advisory  agreements  on  behalf of the Funds  without shareholder  approval  (Manager  of  Managers  Structure).  Under the Manager of
Managers  Structure,  the  Manager  has  ultimate  responsibility,   subject  to
oversight  by the Funds'  Board,  for  overseeing  the Funds'  sub-advisors  and recommending to the Board their hiring,  termination,  or  replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with respect to the Funds,  the Manager may, in the future, recommend  to the Funds'  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Funds' portfolio.

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management

                                       29

and  advisory   fees  payable  by  the  Funds  without   shareholder   approval.
Shareholders   will  be  notified  of  any  changes  made  to   sub-advisors  or
sub-advisory agreements within 90 days of the change.

                                       30

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                                    Board of Trustees
                                                                                         Custodian
 Investment manager                                                                      Mellon Bank, N.A.
 Delaware Management Company                                                             One Mellon Center
 2005 Market Street                                 The Funds                            Pittsburgh, PA 15258
 Philadelphia, PA 19103-7094
                                 Distributor                        Service agent
                                 Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                 2005 Market Street                 2005 Market Street
                                 Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

                                 Financial intermediary wholesaler
 Portfolio managers              Lincoln Financial Distributors,
 (see page [   ] for details)    Inc.
                                 2001 Market Street
                                 Philadelphia, PA 19103-7055

                                              Financial advisors

                                              Shareholders

Board of Trustees    A mutual fund is governed by a board of trustees, which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules  adopted by the SEC that require the Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Distributor       Most mutual funds continuously offer new shares to the  public through  distributors  that are regulated as  broker/dealers  and are subject to
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler   Pursuant to a contractual arrangement with a
fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

Service agent     Mutual fund companies employ service agents (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

                                       31

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

                                       32

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class:

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may  qualify  for other  reduced  sales  charges,  and,  under  certain circumstances,  the sales  charge may be waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of  average  daily net  assets  (currently  limited  to  [____]%  for
     Delaware Global Value Fund and Delaware  Emerging  Markets Fund),  which is lower  than the  12b-1 fee for  Class B,  Class C, and Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally  are not  subject to a CDSC except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current  NAV, the percentage rate of sales charge, and rounding.

------------------------------ --------------------- ---------------------------
                                 Sales charge as %       Sales charge as %
Amount of purchase               of offering price     of net amount invested
--------------------------------------------------------------------------------
Less than $50,000                      5.75%                   6.54%
--------------------------------------------------------------------------------
$50,000 but under $100,000             4.75%                   5.41%
--------------------------------------------------------------------------------
$100,000 but under $250,000            3.75%                   4.31%
--------------------------------------------------------------------------------
$250,000 but under $500,000            2.50%                   3.00%
--------------------------------------------------------------------------------
$500,000 but under $1 million          2.00%                   2.44%
------------------------------ --------------------- ---------------------------
$1 million or more               None (Limited CDSC     None (Limited CDSC
                                     may apply)*            may apply)*
------------------------------ --------------------- ---------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you  redeem  these  shares  within  the first  year  after your purchase  and 0.50% if you redeem  them  within the second  year,  unless a specific waiver of the Limited CDSC applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed on an amount  equal to the lesser of:  (1)  the NAV at the  time  the  Class A  shares  being  redeemed  were purchased; or (2) the NAV of such Class A shares at the time of redemption.
     For purposes of this formula, the "NAV at the time of purchase" will be the
     NAV at  purchase  of the  Class A shares  even if those  shares  are  later exchanged for shares of another  Delaware  Investments(R)  Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption"  will be the NAV of the shares acquired in the exchange.  In determining  whether a Limited  CDSC is  payable,  it will be assumed  that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation"
     below for a description of the dealer commission that is paid.

                                       33

CLASS B

As of May 31, 2007,  no new or  subsequent  investments,  including  investments through  automatic  investment plans and by qualified  retirement plans (such as
401(k) plans,  403(b) plans, or 457 plans), are allowed in Class B shares in any of the Funds,  except  through a  reinvestment  of dividends or capital gains or permitted  exchanges.  Existing  shareholders  of Class B shares may continue to hold their Class B shares,  reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware  Investments(R)  Fund for Class B shares of another Fund, as permitted by existing  exchange  privileges.  Existing  Class B shareholders  wishing to make subsequent  purchases in the Funds' shares will be permitted  to invest in other  classes  of the  Funds,  subject  to that  class'
pricing structure and eligibility requirements, if any.

For Class B shares  outstanding  as of May 31, 2007 and Class B shares  acquired upon  reinvestment of dividends or capital gains, all Class B share  attributes, including the CDSC schedules,  conversion to Class A schedule,  and distribution and service  (12b-1) fees, will continue in their current form.  However,  as of
May 31,  2007,  reinvestment  of redeemed  shares with respect to Class B shares
(which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares  credited  back to your  account) has been  discontinued.  In addition,  because a Fund's or its
Distributor's  ability to assess  certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately  lead to the elimination  and/or  reduction of such sales charges and fees.  The Fund may not be able to provide  shareholders  with advance notice of the  reduction  in these  sales  charges and fees.  You will be  notified  via a
Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However,  you will pay a CDSC if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares  will be  subject to a CDSC of 4.00%.  The CDSC is 3.25%  during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

o    In determining  whether the CDSC applies to a redemption of Class B shares, it will be assumed  that shares  held for more than six years are  redeemed first, followed by shares acquired through the reinvestment of dividends or distributions,  and  finally by shares  held  longest  during the  six-year period. For further  information on how the CDSC is determined,  please see
     "Calculation  of Contingent  Deferred Sales Charges -- Class B and Class C"
     below.

o    Under certain circumstances, the CDSC may be waived; please see "Waivers of
     Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the Distributor,  dealers, or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  to  Class  A  shares  with a  12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may  purchase  only up to  $100,000  of Class B shares at any one time.
     Orders that exceed  $100,000  will be rejected.  The  limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested  in a Fund.  However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

                                       34

o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first, followed by shares acquired through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of Contingent Deferred Sales Charges -- Class B and Class C" below.

o    Under certain circumstances, the CDSC may be waived; please see "Waivers of
     Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers,  or others for  providing  services and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.

o    You may purchase  only up to  $1,000,000 of Class C shares at any one time.
     Orders that exceed  $1,000,000 will be rejected.  The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a CDSC.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently limited to [____]%) of average daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers
     from   plans   that   were   previously    maintained   on   the   Delaware
     Investments(R)retirement   recordkeeping   system  or  BISYS's   retirement
     recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs,  SEP/IRAs,  SAR/IRAs,  Roth IRAs,  etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

For the Delaware  International  Value Equity Fund, any account  holding Class A shares  as of June 2,  2003  (the  date  Class R  shares  were  made  available)
continues to be eligible to purchase  Class A shares after the date. Any account holding Class R shares is not eligible to purchase Class A shares.

                                       35

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Funds has  adopted a separate  12b-1 plan that allows it to pay distribution  fees for the sale and  distribution of its shares.  Because these fees are paid out of a Fund's assets on an ongoing basis,  over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B shares or Class C shares of the Funds, even if those shares are later exchanged for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares,  the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

Dealer compensation
The  financial  advisor  that sells you shares of the Funds may be  eligible  to receive the following  amounts as compensation for your investment in the Funds.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------- ------------ ------------ ------------ -------------
                                        Class A(1)   Class B(2)   Class C(3)   Class R(4)
-------------------------------------- ------------ ------------ ------------ -------------
Commission (%)                              -          4.00%         1.00%          -
-------------------------------------- ------------ ------------ ------------ -------------
  Investment less than $50,000            5.00%          -             -            -
-------------------------------------- ------------ ------------ ------------ -------------
  $50,000 but less than $100,000          4.00%          -             -            -
-------------------------------------- ------------ ------------ ------------ -------------
  $100,000 but less than $250,000         3.00%          -             -            -
-------------------------------------- ------------ ------------ ------------ -------------
  $250,000 but less than $500,000         2.00%          -             -            -
-------------------------------------- ------------ ------------ ------------ -------------
  $500,000 but less than $1,000,000       1.60%          -             -            -
-------------------------------------- ------------ ------------ ------------ -------------
  $1,000,000 but less than $5,000,000     1.00%          -             -            -
-------------------------------------- ------------ ------------ ------------ -------------
  $5,000,000 but less than $25,000,000    0.50%          -             -            -
-------------------------------------- ------------ ------------ ------------ -------------
  $25,000,000 or more                     0.25%          -             -            -
-------------------------------------- ------------ ------------ ------------ -------------
12b-1 Fee to Dealer                       0.30%        1.00%         1.00%        0.60%
-------------------------------------- ------------ ------------ ------------ -------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable to Class A shares is 0.30% of average daily net assets. However, the  Distributor has contracted to limit this amount to [____]% for each of the Delaware  Emerging  Markets  Fund and  Delaware  Global Value Fund from
     [__________] through [__________].
(2)  On sales of Class B shares,  the Distributor may pay your securities dealer an  up-front  commission  of  4.00%.  Your  securities  dealer  also may be eligible  to  receive a 12b-1  service  fee of up to 0.25% from the date of purchase.  After  approximately  eight years, Class B shares  automatically convert to Class A shares and  dealers  may then be eligible to receive the
     12b-1 fee applicable to Class A.
(3)  On sales of Class C shares,  the Distributor may pay your securities dealer an  up-front  commission  of 1.00%.  The  up-front  commission  includes an advance of the first  year's 12b-1  service fee of up to 0.25%.  During the first 12  months,  the  Distributor  retains  the full  1.00%  12b-1 fee to partially offset the up-front  commission and the prepaid 0.25% service fee advanced  at the  time  of  purchase.  Starting  in the  13th  month,  your securities  dealer  may be  eligible  to receive  the full 1.00%  12b-1 fee applicable to Class C.  Alternatively,  certain  intermediaries  may not be eligible to receive the up-front  commission of 1.00%,  but may receive the full 1.00% 12b-1 fee upon sales of Class C shares.
(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to  limit  this  amount  to  0.50%  from  [__________]  through
     [__________]. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase,  although  this rate is currently
     [____]%.

Payments to intermediaries

The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Funds)  to  certain  affiliated  or  unaffiliated  brokers,  dealers,  or  other financial intermediaries (Financial  Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder  servicing,  including  providing
the  Funds  with  "shelf   space"  or  a  higher   profile  with  the  Financial
Intermediary's   consultants,   sales  persons,   and  customers   (distribution
assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules

                                       36

and other applicable laws and regulations, the Distributor may pay, or allow its affiliates  to pay,  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Funds' shares.

For more information, please see the Funds' SAI.

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial advisor or the Funds in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary,  and the names of qualifying  family members and their holdings.  Class R shares have no sales charge or CDSC.  We reserve the right to determine whether any purchase is entitled,  by virtue of the foregoing,  to the reduced sales charge.

---------------- ---------------------------- ------------------------------------------------
 Program         How it works                                     Share class
                                                    A                 B            C
---------------- ---------------------------- --------------- --------------------------------
Letter of        Through a Letter of               X          Although the Letter of Intent
Intent           Intent you agree to                          and Rights of Accumulation do
                 invest a certain amount                      not apply to the purchase of
                 in Delaware Investments(R)                   Class B and Class C shares, you
                 Funds (except money                          can combine your purchase of
                 market funds with no                         Class A shares with your
                 sales charge) over a                         purchase of Class B and Class C
                 13-month period to                           shares to fulfill your Letter
                 qualify for reduced                          of Intent or qualify for Rights
                 front-end sales charges.                     of Accumulation.
---------------- ---------------------------- --------------- --------------------------------
Rights of        You can combine your              X
Accumulation     holdings or purchases of
                 all Delaware
                 Investments(R) Funds
                 (except money market
                 funds with no sales
                 charge), as well as the
                 holdings and purchases
                 of your spouse and
                 children under 21 to
                 qualify for reduced
                 front-end sales charges.
---------------- ---------------------------- --------------- --------------- ----------------
Reinvestment     Up to 12 months after        For Class A,    Not             Not available.
of Redeemed      you redeem shares, you       you will not    available.
Shares           can reinvest the             have to pay
                 proceeds without paying      an
                 a sales charge.              additional
                                              front-end
                                              sales charge.
---------------- ---------------------------- --------------- --------------------------------

                                       37

---------------- ---------------------------- ------------------------------------------------
 Program         How it works                                     Share class
                                                    A                 B            C
---------------- ---------------------------- --------------- --------------------------------
SIMPLE IRA,      These investment plans            X          There is no reduction in sales
SEP/IRA,         may qualify for reduced                      charges for Class B or Class C
SAR/SEP,         sales charges by                             shares for group purchases by
Profit           combining the purchases                      retirement plans.
Sharing,         of all members of the
Pension,         group. Members of these
401(k),          groups may also qualify
SIMPLE           to purchase shares
401(k),          without a front-end
403(b)(7),       sales charge and may
and 457          qualify for a waiver of
Retirement       any CDSCs on Class A
Plans            shares.
-------------------- ---------------------------- --------------- ----------------------------

Buying Class A shares at Net Asset Value

Class  A  shares  of a  Fund  may  be  purchased  at  NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware  Investments(R)  Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the exchange  privilege  and the
     12-month reinvestment privilege.

o    Purchases  by: (i) current  and former  officers,  Trustees/Directors,  and employees of any Delaware  Investments(R)  Fund, the Manager, or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware  Investments(R)  Funds;  and  (iii)
     registered representatives and employees of broker/dealers who have entered into dealer's  agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing  entities,  counsel,  or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases  for  the  benefit  of  the  clients  of  brokers,  dealers,  and registered  investment  managers if such  brokers,  dealers,  or investment managers  have  entered into an agreement  with the  Distributor  providing specifically  for the purchase of Class A shares in connection with special investment  products,  such as wrap accounts or similar fee-based programs.
     Investors  may be  charged  a fee when  effecting  transactions  in Class A shares  through a broker or agent  that  offers  these  special  investment products.

o    Purchases by  financial  institutions  investing  for the accounts of their trust  customers  if they are not  eligible to purchase  shares of a Fund's
     Institutional Class, if applicable.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

                                       38

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

The Funds' applicable CDSCs may be waived under the following circumstances:

----------------------------------- -------------- ------------- --------------
                                                   Share Class
----------------------------------- -------------- ------------- --------------
             Category                    A*             B              C
----------------------------------- -------------- ------------- --------------
Redemptions in accordance with a          X             X              X
Systematic Withdrawal Plan,
provided the annual amount
selected to be withdrawn under
the Plan does not exceed 12% of
the value of the account on the
date that the Systematic
Withdrawal Plan was established
or modified.
----------------------------------- -------------- ------------- --------------
Redemptions that result from the          X             X              X
Funds' right to liquidate a
shareholder's account if the
aggregate NAV of the shares held
in the account is less than the
then-effective minimum account
size.
----------------------------------- -------------- ------------- --------------
Distributions to participants or          X            Not            Not
beneficiaries from a retirement                     available.    available.
plan qualified under Section
401(a) of the Code.
----------------------------------- -------------- ------------- --------------
Redemptions pursuant to the               X            Not            Not
direction of a participant or                       available.    available.
beneficiary of a retirement plan
qualified under Section 401(a) of
the Code with respect to that
retirement plan.
----------------------------------- -------------- ------------- --------------
Periodic distributions from an            X             X              X
IRA (i.e., IRA, Roth IRA,
Coverdell Education Savings
Account, SIMPLE IRA, SAR/SEP, or
SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan, or
401(k) Defined Contribution Plan)
not subject to a penalty under
Section 72(t)(2)(A) of the Code
or a hardship or unforeseen
emergency provision in the
qualified plan as described in
Treas. Reg. §.1.401(k)-1(d)(3)
and Section 457(d)(1)(A)(iii) of
the Code.
----------------------------------- -------------- ------------- --------------
Returns of excess contributions           X             X              X
due to any regulatory limit from
an IRA (i.e., IRA, Roth IRA,
Coverdell Education Savings
Account, SIMPLE IRA, SAR/SEP, or
SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan, or
401(k) Defined Contribution Plan).
----------------------------------- -------------- ------------- --------------
Distributions by other employee           X            Not            Not
benefit plans to pay benefits.                      available.    available.
----------------------------------- -------------- ------------- --------------
Systematic withdrawals from a             X             X              X
retirement account or qualified
plan that are not subject to a
penalty pursuant to Section
72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan**
as described in Treas. Reg.
§.1.401(k)-1(d)(3) and Section
457(d)(1)(A)(iii) of the Code.
The systematic withdrawal may be
pursuant to Delaware
----------------------------------- -------------- ------------- --------------

                                       39

----------------------------------- -------------- ------------- --------------
                                                   Share Class
----------------------------------- -------------- ------------- --------------
             Category                    A*             B              C
----------------------------------- -------------- ------------- --------------
Investments(R) Funds' Systematic
Withdrawal Plan or a systematic
withdrawal permitted by the Code.
----------------------------------- -------------- ------------- --------------
Distributions from an account of          X             X              X
a redemption resulting from the
death or disability (as defined
in Section 72(t)(2)(A) of the
Code) of a registered owner or a
registered joint owner occurring
after the purchase of the shares
being redeemed.  In the case of
accounts established under the
Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act
or trust accounts, the waiver
applies upon the death of all
beneficial owners.
----------------------------------- -------------- ------------- --------------
Redemptions by certain legacy             X            Not             X
retirement assets that meet the                     available.
requirements set forth in the SAI.
----------------------------------- -------------- ------------- --------------
Redemptions by the classes of             X            Not            Not
shareholders who are permitted to                   available.    available.
purchase shares at NAV,
regardless of the size of the
purchase.  See "Buying Class A
shares at Net Asset Value" above.
----------------------------------- -------------- ------------- --------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain any records that substantiate  these costs because a Fund, its transfer
agent,  and  financial   intermediaries   may  not  maintain  this  information.
Information  about existing  charges and sales charge  reductions and waivers is available  free of  charge on the  Delaware  Investments(R)  Funds'  Web site at
www.delawareinvestments.com.  Additional  information  on sales  charges  can be found in the Funds' SAI, which is available upon request.

                                       40

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of $25 or more,  if you are  buying  shares  in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or
through  an  Automatic  Investing  Plan.  The  minimum  initial  purchase  for a
Coverdell Education Savings Account (formerly,  an "Education IRA") is $500. The minimums  vary for  retirement  plans other than IRAs,  Roth IRAs,  or Coverdell
Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase  order.

                                       41

We  determine  the NAV per  share  for each  Class of the  Funds at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Funds is calculated by  subtracting  the  liabilities of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent  pricing service that uses methods approved by the Board. For a Fund that invests  primarily in foreign  securities,  the NAV may change on days when the  shareholder  will not be able to purchase or redeem Fund  shares.  We price fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation
When the Funds use fair value  pricing,  they may take into  account any factors they deem  appropriate.  A Fund may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Funds may use fair  value  pricing  more  frequently  for securities  traded primarily in non-U.S.  markets  because,  among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m.
Eastern  Time.  The earlier  close of these  foreign  markets  gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this,  each Fund may  frequently  value many foreign  equity  securities  using fair value  prices based on  third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Funds' Board has delegated responsibility for valuing  the Funds'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In addition  to being an  appropriate  investment  for your IRA,  Roth IRA,  and
Coverdell  Education  Savings  Account,  shares in the Funds may be suitable for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares in these  Funds can play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Funds'
Prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated with the Funds. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 523-1918 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

                                       42

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Funds).  Your financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  redemptions by overnight  courier  service.  All owners of the account must sign the request.  For  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This

                                       43

arrangement assures that you will not pay a CDSC on any increase in the value of your  shares.  You also  will  not pay the  charge  on any  shares  acquired  by reinvesting  dividends or capital gains.  If you exchange shares of one fund for shares of  another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those shares,  the purchase  price for purposes of the CDSC formula will be the price you paid for the original shares,  not the exchange price. The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform Transfers to Minors Act accounts,  or accounts with automatic  investing plans,  and $500 for  Coverdell  Education  Savings  Accounts) for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account does not reach the minimum  balance,  a Fund may redeem your  account  after 60 days'
written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments,  such as Social Security, or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R) Funds' Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)   Fund.  The  shares  that  you  purchase  through  the  Dividend
Reinvestment  Plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under some  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R)  Fund without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When  exchanging  Class B and Class C shares  of one fund for the same  class of shares in other  funds,  your new shares will be subject to the same CDSC as the shares  you  originally  purchased.  The  holding  period for the CDSC will also remain the same,  with the amount of time you held your  original  shares  being credited  toward the  holding  period of your new  shares.  You do not pay sales charges on shares that you acquired through the  reinvestment of dividends.  You may  have to pay  taxes on your  exchange.  When you  exchange  shares,  you are purchasing  shares in  another  fund so you  should be sure to get a copy of the fund's  prospectus  and  read it  carefully  before  buying  shares  through  an exchange.  We may

                                       44

refuse the purchase side of any exchange request if, in the Manager's  judgment, a Fund would be unable to invest  effectively in accordance  with its investment objective and policies or would otherwise potentially be adversely affected.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by
telephone  request.   This  service  is  not  available  for  retirement  plans.
MoneyLine(SM)  On Demand  Service  has a minimum  transfer  of $25 and a maximum transfer of $100,000,  except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine(SM) Direct Deposit Service
Through our  MoneyLine(SM)  Direct Deposit Service,  you can have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine(SM) Direct Deposit Service.

The  applicable  Limited  CDSC for Class A shares and the CDSC for Class B and C shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be  subject  to the applicable CDSC,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
Each Fund discourages  purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Funds' Board has adopted  policies and  procedures designed to detect, deter, and prevent trading activity detrimental to each Fund and its shareholders,  such as market timing. Each Fund will consider anyone who follows a pattern of market  timing in any Delaware  Investments(R)  Fund or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  each Fund will consider  short-term  roundtrips  to include  rapid  purchases and sales of Fund shares through the exchange privilege.  Each Fund reserves the right to consider other trading patterns to be market timing.

Your  ability  to use a Fund's  exchange  privilege  may be  limited  if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of a Fund's market timing policy are not  necessarily  deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

                                       45

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to a Fund's monitoring procedures and the procedures to close  accounts to new  purchases.  Although the  implementation  of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Funds'  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated. Moreover, the Funds market timing policy does not require a Fund to take action in response to frequent trading activity.
If a Fund elects not to take any action in response  to frequent  trading,  such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Funds' shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of a  Fund's  shares  may  also  force  the  Fund to  sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect a Fund's performance if, for example, the
Fund incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern Time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures  Each  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in Fund shares for violations of the Funds'
market timing policy or other patterns of short-term or excessive  trading.  For purposes of these  transaction  monitoring  procedures,  the Funds may  consider trading  activity by multiple  accounts  under  common  ownership,  control,  or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans;  plan exchange  limits;  U.S.  Department of Labor  regulations;  certain
automated  or  pre-established   exchange,  asset  allocation,  or  dollar  cost
averaging programs; or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds will  attempt to have  financial  intermediaries  apply  their  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Funds'frequent  trading policy with respect to an  omnibus  account,  the  Funds or their  agents  may  require  the  financial intermediary  to impose their frequent  trading  policy,  rather than the Funds'
policy,   to   shareholders   investing  in  the  Funds  through  the  financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions on the frequency of trading than the Funds.  Such  restrictions may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have recently  purchased or redeemed Fund shares,  and similar restrictions. The Funds' ability to impose such restrictions with

                                       46

respect to accounts traded through particular financial  intermediaries may vary
depending   on   systems   capabilities,   applicable   contractual   and  legal
restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Funds may consider  enforcement against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite  the efforts of a Fund and its agents to detect  market  timing in
Fund shares,  there is no guarantee  that a Fund will be able to identify  these shareholders or curtail their trading practices.  In particular,  a Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption,  and/or exchange activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes
Dividends and Distributions.  Each Fund has qualified as a regulated  investment company under the Code. As a regulated investment company, a Fund generally pays no federal  income tax on the income and gains it  distributes to you. The Funds expect to declare and distribute all of their net investment  income, if any, to shareholders as dividends annually.  The Funds will also distribute net realized capital gains, if any, at least annually.  The amount of any  distribution  will vary,  and there is no guarantee a Fund will pay either an income  dividend or a capital  gains  distribution.  We  automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable  as if they  were paid in  December.  A Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your  statement,  a Fund makes every  effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  a Fund will send you a  corrected  Form  1099-DIV  to  reflect reclassified  information.  Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid  "Buying A Dividend."  If you are a taxable  investor and invest in a Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide a Fund with your  proper  taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any distributions of income,  capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so.
When  withholding is required,  the amount will be 28% of any  distributions  or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local  taxes.  If a Fund  qualifies  to pass through to you the tax benefits from foreign  taxes it pays on its  investments,
and

                                       47

elects to do so,  then any  foreign  taxes it pays on these  investments  may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding at a 30% or lower treaty tax rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

Receipt of excess  inclusion  income by the Delaware  Global Value Fund.  Income received by the  Delaware  Global Value Fund from  certain  equity  interests in mortgage pooling vehicles is treated as "excess inclusion  income." The Fund may derive such income either as a result of its direct investment in such interests or,  indirectly,  through its  investment  in REITs that hold such  interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Fund shareholders that are not disqualified  organizations (as defined below) in proportion to dividends paid with the same  consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income:  (i) may not be  offset  with  net  operating  losses;  (ii)  represents
unrelated   business  taxable  income  (UBTI)  in  the  hands  of  a  tax-exempt shareholder  that is not a  disqualified  organization;  and (iii) is subject to withholding  tax,  without  regard to otherwise  applicable  exemptions  or rate reductions, to the extent such income is allocable to a shareholder who is not a
U.S.  person.  The Fund must pay the tax on its excess  inclusion income that is
allocable  to  "disqualified   organizations,"   which  are  generally   certain
cooperatives,  governmental entities, and tax-exempt  organizations that are not subject  to tax  on  UBTI.  To the  extent  that  the  Fund  shares  owned  by a disqualified  organization  are held in record name by a broker/dealer  or other nominee,  the Fund must inform the  broker/dealer or other nominee of the excess inclusion income  allocable to them and the  broker/dealer or other nominee must pay the tax on the portion of the Fund's excess  inclusion  income  allocable to them on behalf of the disqualified organizations.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Other investment policies and risk considerations

High yield, high-risk securities
Delaware Emerging Markets Fund may invest in high yield, high-risk foreign fixed income securities.  In the past, in the opinion of the Fund's portfolio manager, the high  yields from these bonds have more than  compensated  for their  higher default rates. There can be no assurance,  however, that yields will continue to offset default rates on these bonds in the future.  The Fund's portfolio manager intends to maintain adequately diversified portfolios of stocks and bonds. While diversification  can help to reduce the effect of an  individual  default on the
Fund, there can be no assurance that  diversifying  the Fund's  investments will protect the Fund from  widespread  bond  defaults  brought  about by a sustained economic downturn.

Medium- and low-grade  bonds held by the Fund may be issued as a consequence  of corporate  restructurings,  such as leveraged buy-outs,  mergers,  acquisitions, debt recapitalizations,  or similar events. Also these bonds are often issued by smaller,  less  creditworthy  companies  or  foreign  governments  or by  highly leveraged  (indebted) firms, which are generally less able than more financially stable firms to make  scheduled  payments of interest and  principal.  The risks posed by bonds issued under such circumstances are substantial.

Foreign currency transactions
Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its  holdings  of foreign  currencies  into U.S.  dollars on a daily  basis.  Each Fund  will,  however,  from time to time,  purchase  or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. Each Fund will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

Each Fund may enter into forward  contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other currencies in which  the  transaction  will be  consummated.  By  entering  into a  forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency,  of the amount of foreign currency involved in the underlying security transaction,  a Fund will be able to  protect  itself  against a  possible  loss

                                       48

resulting  from an adverse  change in currency  exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Funds'  portfolio  managers  believe  that the currency of a particular country may suffer a  significant  decline  against  the U.S.  dollar or against another  currency,  a Fund may enter into a forward foreign currency contract to sell,  for a fixed amount of U.S.  dollars or other  appropriate  currency,  the amount of foreign currency  approximating the value of some or all of the Funds'
securities denominated in such foreign currency.

A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the Fund to deliver  an  amount of  foreign  currency  in excess of the value of the  Funds'
securities or other assets denominated in that currency.

At the  maturity of a forward  contract,  a Fund may either  sell the  portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign currency. A Fund may realize gains or losses from currency transactions.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, including those offered by the Delaware  Investments(R) Funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to  time,  a Fund  may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on portfolio management.  For example, a Fund may be required to sell securities or invest cash at times when it would not  otherwise do so.  These  transactions could also have tax  consequences  if sales of securities  result in gains,  and could also increase transaction costs or portfolio turnover.

                                       49

Financial highlights

The  Financial  highlights  tables are intended to help you  understand a Fund's financial  performance.  Currently,  financial  highlights  are not provided for
Class R shares of the Delaware  Emerging  Markets Fund and Delaware Global Value
Fund  since  the  class  has not  yet  commenced  operations.  All  "per  share"
information reflects financial results for a single Fund share. This information
has been  audited by [                ,  whose  report,  along with each  Fund's
financial  statements,  is  included  in the  Funds'  annual  report,  which  is available upon request by calling 800 523-1918.

Delaware International Value Equity Fund                Class A shares
                                                       Year ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
period                                $[   ]    $18.130    $16.340    $13.350    $11.020

Income (loss) from investment
  operations:
Net investment income(1)               [   ]      0.339      0.388      0.261      0.184
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                   [   ]      3.220      1.610      2.891      2.626
                                      ------    -------    -------    -------    -------
Total from investment operations       [   ]      3.559      1.998      3.152      2.810
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                  [   ]    (0.412)    (0.063)    (0.162)    (0.091)
Net realized gain on investments       [   ]    (5.267)    (0.145)      -----    (0.389)
                                      ------    -------    -------    -------    -------
Total dividends and distributions      [   ]    (5.679)    (0.208)    (0.162)    (0.480)
                                      ------    -------    -------    -------    -------

Net asset value, end of period        $[   ]    $16.010    $18.130    $16.340    $13.350
                                      ======    =======    =======    =======    =======

Total return(2)                       [   ]%     23.57%     12.35%     23.83%     26.87%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                            $[   ]   $472,803   $468,217   $308,751   $195,950
Ratio of expenses to average net
  assets                              [   ]%      1.41%      1.48%      1.70%      2.04%
Ratio of expenses to average net
  assets prior to expense
  limitations and expenses paid
  indirectly                          [   ]%      1.43%      1.48%      1.70%      2.04%
Ratio of net investment income to
  average net assets                  [   ]%      2.05%      2.24%      1.78%      1.60%
Ratio of net investment income to
  average net assets prior to
  expense limitations and
  expenses paid indirectly            [   ]%      2.03%      2.24%      1.78%      1.60%
Portfolio turnover                    [   ]%       127%        14%         7%        14%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and Distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.
(3)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

                                       50

(4)  Portfolio turnover is representative of the Fund for the entire year.

                                       51

                                                         Class B shares
Delaware International Value Equity Fund                 Year ended 11/30
                                        2007       2006       2005       2004       2003
Net asset value, end of period          $[ ]    $17.910    $16.200    $13.250    $10.930

Income (loss) from investment
  operations:
Net investment income (loss)(1)          [ ]      0.226      0.269      0.160      0.106
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     [ ]      3.173      1.586      2.873      2.613
                                      ------    -------    -------    -------    -------
Total from investment operations         [ ]      3.399      1.855      3.033      2.719
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.292)      -----    (0.083)    (0.010)
Net realized gain on investments         [ ]    (5.267)    (0.145)      -----    (0.389)
                                      ------    -------    -------    -------    -------
Total dividends and distributions        [ ]    (5.559)    (0.145)    (0.083)    (0.399)
                                      ------    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $15.750    $17.910    $16.200    $13.250
                                      ======    =======    =======    =======    =======

Total return(2)                         [ ]%     22.70%     11.53%     23.00%     25.99%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]    $39,834    $38,284    $38,962    $31,904
Ratio of expenses to average net
  assets                                [ ]%      2.11%      2.18%      2.40%      2.74%
Ratio of expenses to average net
  assets prior to expense
limitations and expenses paid
  indirectly                            [ ]%      2.13%      2.18%      2.40%      2.74%
Ratio of net investment income to
  average net assets                    [ ]%      1.35%      1.54%      1.08%      0.90%
Ratio of expenses to average net
  assets prior to expense
  limitations and expenses paid
  indirectly                            [ ]%      1.33%      1.54%      1.08%      0.90%
Portfolio turnover                      [ ]%       127%        14%         7%        14%

                                                        Class C shares
Delaware International Value Equity Fund                Year ended 11/30
                                        2007       2006       2005       2004       2003
Net asset value, end of period          $[ ]    $17.890    $16.180    $13.240    $10.910

Income (loss) from investment
  operations:
Net investment income (loss)(1)          [ ]      0.226      0.269      0.160      0.104
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     [ ]      3.173      1.586      2.863      2.625
                                      ------    -------    -------    -------    -------
Total from investment operations         [ ]      3.399      1.855      3.023      2.729
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.292)      -----    (0.083)    (0.010)
Net realized gain on investments         [ ]    (5.267)    (0.145)      -----    (0.389)
                                      ------    -------    -------    -------    -------
Total dividends and distributions        [ ]    (5.559)    (0.145)    (0.083)    (0.399)
                                      ------    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $15.730    $17.890    $16.180    $13.240
                                      ======    =======    =======    =======    =======

Total return(2)                         [ ]%     22.73%     11.55%     22.94%     26.13%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]   $144,298   $124,931    $70,169    $34,852
Ratio of expenses to average net
  assets                                [ ]%      2.11%      2.18%      2.40%      2.74%
Ratio of expenses to average net
  assets prior to expense
limitations and expenses paid
  indirectly                            [ ]%      2.13%      2.18%      2.40%      2.74%
Ratio of net investment income to
  average net assets                    [ ]%      1.35%      1.54%      1.08%      0.90%
Ratio of expenses to average net
  assets prior to expense
  limitations and expenses paid
  indirectly                            [ ]%      1.33%      1.54%      1.08%      0.90%
Portfolio turnover                      [ ]%       127%        14%         7%        14%

                                       52

Delaware International Value Equity Fund                 Class R shares
                                                                                  Period
                                                                               6/2/03(3)
                                                  Year ended 11/30               through
                                        2007       2006       2005       2004   11/30/03
Net asset value, beginning of
  period                                $[ ]    $18.050    $16.270    $13.350    $11.480

Income from investment
  operations:
Net investment income(1)                 [ ]      0.308      0.343      0.217      0.020
Net realized and unrealized gain
  on investments and foreign
  currencies                             [ ]      3.207      1.600      2.879      1.850
                                      ------    -------    -------    -------    -------
Total from investment operations         [ ]      3.515      1.943      3.096      1.870
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.368)    (0.018)    (0.176)      -----
Net realized gain on investments         [ ]    (5.267)    (0.145)      -----      -----
                                      ------    -------    -------    -------    -------
Total dividends and distributions        [ ]    (5.635)    (0.163)    (0.176)      -----
                                      ------    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $15.930    $18.050    $16.270    $13.350
                                      ======    =======    =======    =======    =======

Total return(2)                         [ ]%     23.33%     12.04%     23.43%     16.29%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]     $4,575     $3,097     $1,547       $346
Ratio of expenses to average net
  assets                                [ ]%      1.61%      1.74%      2.00%      2.47%
Ratio of expenses to average net
  assets prior to expense
  limitations and expenses paid
  indirectly                            [ ]%      1.73%      1.78%      2.00%      2.47%
Ratio of net investment income to
  average net assets                    [ ]%      1.85%      1.98%      1.48%      0.33%
Ratio of net investment income to
  average net assets prior to
  expense limitations and
  expenses paid indirectly              [ ]%      1.73%      1.94%      1.48%      0.33%
Portfolio turnover                      [ ]%       127%        14%         7%     14%(4)

                                       53

                                                            Class A
Delaware Emerging Markets Fund                         Year ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                              $[   ]    $17.950    $14.550    $10.890     $7.240

Income from investment
  operations:
Net investment income(1)               [   ]      0.419      0.309      0.225      0.111
Net realized and unrealized gain
  on investments and foreign
  currencies                           [   ]      4.080      3.567      3.637      3.712
                                      ------    -------    -------    -------    -------
Total from investment operations       [   ]      4.499      3.876      3.862      3.823
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                  [   ]    (0.269)    (0.092)    (0.202)    (0.173)
Net realized gain on investments       [   ]    (0.900)    (0.384)      -----      -----
                                      ------    -------    -------    -------    -------
Total dividends and distributions      [   ]    (1.169)    (0.476)    (0.202)    (0.173)
                                      ------    -------    -------    -------    -------

Net asset value, end of period        $[   ]    $21.280    $17.950    $14.550    $10.890
                                      ======    =======    =======    =======    =======

Total return(2)                       [   ]%     26.52%     27.42%     36.01%     54.01%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                            $[   ]   $533,042   $724,417   $209,870    $38,383
Ratio of expenses to average net
  assets                              [   ]%      1.94%      1.97%      1.91%      1.95%
Ratio of expenses to average net
  assets prior to expense
  limitation                          [   ]%      1.99%      2.02%      2.12%      2.66%
Ratio of net investment income to
  average net assets                  [   ]%      2.23%      1.90%      1.81%      1.28%
Ratio of net investment income to
  average net assets prior to
  expense limitation                  [   ]%      2.18%      1.85%      1.60%      0.57%
Portfolio turnover                    [   ]%        46%        25%        34%        55%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and Distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       54

                                                            Class B
Delaware Emerging Markets Fund                         Year ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                                $[ ]    $17.600    $14.290    $10.710     $7.120

Income from investment
  operations:
Net investment income(1)                 [ ]      0.280      0.191      0.135      0.050
Net realized and unrealized gain
  on investments and foreign
  currencies                             [ ]      3.998      3.503      3.583      3.658
                                      ------    -------    -------    -------    -------
Total from investment operations         [ ]      4.278      3.694      3.718      3.708
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.148)      -----    (0.138)    (0.118)
Net realized gain on investments         [ ]    (0.900)    (0.384)      -----      -----
                                      ------    -------    -------    -------    -------
Total dividends and distributions        [ ]    (1.048)    (0.384)    (0.138)    (0.118)
                                      ------    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $20.830    $17.600    $14.290    $10.710
                                      ======    =======    =======    =======    =======

Total return(2)                         [ ]%     25.59%     26.47%     35.08%     52.90%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]    $37,944    $36,399    $16,027     $6,695
Ratio of expenses to average net
 assets                                 [ ]%      2.69%      2.72%      2.66%      2.70%
Ratio of expenses to average net
  assets prior to expense
  limitation                            [ ]%      2.69%      2.72%      2.82%      3.36%
Ratio of net investment income to
average net assets                      [ ]%      1.48%      1.15%      1.06%      0.53%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation           [ ]%      1.48%      1.15%      0.90%    (0.13%)
Portfolio turnover                      [ ]%        46%        25%        34%        55%

                                                            Class C
Delaware Emerging Markets Fund                         Year ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                                $[ ]    $17.580    $14.270    $10.700     $7.110

Income from investment
  operations:
Net investment income(1)                 [ ]      0.280      0.191      0.135      0.048
Net realized and unrealized gain
  on investments and foreign
  currencies                             [ ]      3.988      3.503      3.573      3.660
                                      ------    -------    -------    -------    -------
Total from investment operations         [ ]      4.268      3.694      3.708      3.708
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.148)      -----    (0.138)    (0.118)
Net realized gain on investments         [ ]    (0.900)    (0.384)      -----      -----
                                      ------    -------    -------    -------    -------
Total dividends and distributions        [ ]    (1.048)    (0.384)    (0.138)    (0.118)
                                      ------    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $20.800    $17.580    $14.270    $10.700
                                      ======    =======    =======    =======    =======

Total return(2)                         [ ]%     25.56%     26.51%     35.02%     52.97%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]   $183,562   $211,896    $50,564     $6,259
Ratio of expenses to average net
 assets                                 [ ]%      2.69%      2.72%      2.66%      2.70%
Ratio of expenses to average net
  assets prior to expense
  limitation                            [ ]%      2.69%      2.72%      2.82%      3.36%
Ratio of net investment income to
average net assets                      [ ]%      1.48%      1.15%      1.06%      0.53%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation           [ ]%      1.48%      1.15%      0.90%    (0.13%)
Portfolio turnover                      [ ]%        46%        25%        34%        55%

                                       55

                                                            Class A
Delaware Global Value Fund                               Year Ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                                $[ ]    $11.660    $10.810     $8.700     $6.250

Income (loss) from investment
  operations:
Net investment income(1)                 [ ]      0.111      0.120      0.156      0.113
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     [ ]      3.084      1.231      2.059      2.457
                                      ------    -------    -------    -------    -------
Total from investment operations         [ ]      3.195      1.351      2.215      2.570
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.238)    (0.016)    (0.105)    (0.120)
Net realized gain on investments         [ ]    (1.357)    (0.485)      -----      -----
                                      ------    -------    -------    -------    -------
Total dividends and distributions        [ ]    (1.595)    (0.501)    (0.105)    (0.120)
                                      ------    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $13.260    $11.660    $10.810     $8.700
                                      ======    =======    =======    =======    =======

Total return(2)                         [ ]%     30.83%     12.97%     25.74%     41.97%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]    $36,416    $20,613    $16,597    $12,699
Ratio of expenses to average net
  assets                                [ ]%      1.59%      1.89%      1.50%      1.50%

Ratio of expenses to average net
  assets prior to expense
  limitation                            [ ]%      1.88%      2.13%      2.21%      2.10%

Ratio of net investment income to
   average net assets                   [ ]%      0.93%      1.06%      1.64%      1.59%

Ratio of net investment income to
   average net assets prior to
   expense limitation                   [ ]%      0.64%      0.82%      0.93%      0.99%
Portfolio turnover                      [ ]%       124%        51%        36%        59%

                                                            Class B
Delaware Global Value Fund                               Year Ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                                $[ ]    $11.510    $10.740     $8.660     $6.210

Income (loss) from investment
  operations:
Net investment income(1)                [ ]       0.022      0.037      0.085      0.060
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                    [ ]       3.050      1.218      2.042      2.457
                                      ------    -------    -------    -------    -------
Total from investment operations        [ ]       3.072      1.255      2.127      2.517
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                   [ ]     (0.155)      -----    (0.047)    (0.067)
Net realized gain on investments        [ ]     (1.357)    (0.485)      -----      -----
                                      ------    -------    -------    -------    -------
Total dividends and distributions       [ ]     (1.512)    (0.485)    (0.047)    (0.067)
                                      ------    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $13.070    $11.510    $10.740     $8.660
                                      ======    =======    =======    =======    =======

Total return(2)                         [ ]%     29.95%     12.11%     24.68%     41.00%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]     $7,453     $3,483     $6,673     $6,064
Ratio of expenses to average net
  assets                                [ ]%      2.34%      2.64%      2.25%      2.25%

Ratio of expenses to average net
  assets prior to expense
  limitation                            [ ]%      2.58%      2.83%      2.91%      2.80%

Ratio of net investment income to
   average net assets                   [ ]%      0.18%      0.31%      0.89%      0.84%

Ratio of net investment income to
   average net assets prior to
   expense limitation                   [ ]%    (0.06%)      0.12%      0.23%      0.29%
Portfolio turnover                      [ ]%       124%        51%        36%        59%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and Distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       56

                                                            Class C
Delaware Global Value Fund                              Year ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                                $[ ]    $11.520    $10.750     $8.660     $6.210

Income (loss) from investment
  operations:
Net investment income(1)                 [ ]      0.022      0.037      0.084      0.054
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     [ ]      3.060      1.218      2.053      2.463
                                      ------    -------    -------    -------    -------
Total from investment operations         [ ]      3.082      1.255      2.137      2.517
                                      ------    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.155)      -----    (0.047)    (0.067)
Net realized gain on investments         [ ]    (1.357)    (0.485)      -----      -----
                                      ------    -------    -------    -------    -------
Total dividends and distributions        [ ]    (1.512)    (0.485)    (0.047)    (0.067)
                                      ------    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $13.090    $11.520    $10.750     $8.660
                                      ======    =======    =======    =======    =======

Total return(2)                         [ ]%     29.92%     12.10%     24.80%     41.00%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]    $17,545     $6,380     $4,355     $1,504
Ratio of expenses to average net
  assets                                [ ]%      2.34%      2.64%      2.25%      2.25%
Ratio of expenses to average net
  assets prior to expense
  limitation                            [ ]%      2.58%      2.83%      2.91%      2.80%
Ratio of net investment income to
  average net assets                    [ ]%      0.18%      0.31%      0.89%      0.84%
Ratio of net investment income
  (loss) to average net assets
   prior to expense limitation          [ ]%    (0.06%)      0.12%      0.23%      0.29%
Portfolio turnover                      [ ]%       124%        51%        36%        59%

                                       57

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on  investments."  Realized  and  unrealized  gain (loss) on foreign  currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities  denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       58

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield, and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions, and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

Delaware Fund Symbols

                                                      CUSIP              NASDAQ
Delaware International Value Equity Fund
Class A                                             245914106            DEGIX
Class B                                             245914700            DEIEX
Class C                                             245914858            DEGCX
Class R                                             245914577            DIVRX
Delaware Emerging Markets Fund
Class A                                             245914841            DEMAX
Class B                                             245914833            DEMBX
Class C                                             245914825            DEMCX
Delaware Global Value Fund
Class A                                             245914718            DABAX
Class B                                             245914692            DABBX
Class C                                             245914684            DABCX

Investment Company Act file number: 811-06324

                                       59

Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware Global Value Fund

Additional  information about the Funds'  investments is available in the Funds'
annual and semiannual reports to shareholders.  In the Funds' annual shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at P.O. Box 219656,
Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO
64105 by overnight  courier service,  or call toll-free 800 523-1918.  Please do not send any correspondence to 2005 Market Street, Philadelphia,  PA 19103-7094.
The  Funds'  SAI and annual and  semiannual  reports  to  shareholders  are also
available,     free    of    charge,     through    the    Funds'    Web    site
(www.delawareinvestments.com).  You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

[PR-034 [11/06] CGI 3/07]
                                                                   [MF-07-03-003
                                                                       PO 11698]

                                       60

                      Delaware
                      Investments(R)
                      A member of Lincoln Financial Group

                    Delaware International Value Equity Fund
                               Institutional Class

                         Delaware Emerging Markets Fund
                               Institutional Class

                           Delaware Global Value Fund
                               Institutional Class

                                   Prospectus
                                 March [ ], 2008

                                  International

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ADEQUACY  OF  THIS   PROSPECTUS,   AND  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profiles                                                  page        [   ]
Delaware International Value Equity Fund                                   [   ]
Delaware Emerging Markets Fund                                             [   ]
Delaware Global Value Fund                                                 [   ]

How we manage the Funds                                        page        [   ]
Our investment strategies                                                  [   ]
The securities we typically invest in                                      [   ]
The risks of investing in the Funds                                        [   ]
Disclosure of portfolio holdings information                               [   ]

Who manages the Funds                                          page        [   ]
Investment manager                                                         [   ]
Portfolio managers                                                         [   ]
Manager of managers structure                                              [   ]
Who's who?                                                                 [   ]

About your account                                             page        [   ]
Investing in the Funds                                                     [   ]
Payments to intermediaries                                                 [   ]
How to buy shares                                                          [   ]
Fair valuation                                                             [   ]
Document delivery                                                          [   ]
How to redeem shares                                                       [   ]
Account minimum                                                            [   ]
Exchanges                                                                  [   ]
Frequent trading of Fund shares                                            [   ]
Dividends, distributions, and taxes                                        [   ]
Other investment policies and risk considerations                          [   ]
Certain management considerations                                          [   ]

Financial highlights                                           page        [   ]

Contact information                                            page        [   ]

Additional information                                         page        [   ]

                                       1

Profile: Delaware International Value Equity Fund

What is the Fund's investment objective?
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to  principal.  Although  the  Fund  will  strive  to meet  its  investment objective, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests  primarily in equity  securities that provide the potential for capital appreciation.  Under normal circumstances, the Fund will invest at least
65% of its total assets in equity securities of issuers that are organized, have a majority of their assets,  or generate the majority of their operating  income outside the United States. The Fund may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal  circumstances,  the Fund will invest at least 80% of its assets in equity securities (the 80% policy). The Fund's 80% policy can be changed without shareholder  approval.  However,  shareholders  would be given at least 60 days'
notice prior to any such change.

The portfolio  management  team  searches for  undervalued  companies  that have potential  for  improvement  that has not yet been  recognized  by others in the marketplace. These opportunities may exist because of temporary company-specific problems, or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an  international  portfolio of  fundamentally  strong companies  that have superior  business  prospects and that are priced below the team's  estimate of intrinsic  value.  The portfolio  management team focuses on out-of-favor  stocks that have the  potential to realize their  intrinsic  value within a three- to five-year horizon.

In selecting investments for the Fund:

o    Fundamental  research  and  analysis  are the  driving  forces  behind each security chosen by the portfolio  management  team.  Security  selection is based on relative value comparisons,  applying the team's  understanding of industry cycles,  global competitors,  and company specific variables.  The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

o    The portfolio  management team places great emphasis on those securities it believes  can  offer  the best  long-term  appreciation  within a three- to five-year  horizon.  The team constructs a portfolio of [45 to 55] holdings on a stock-by-stock  basis, and the holdings are diversified  across market capitalization, geography, and economic sector.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock prices, which can be caused by a drop in foreign stock markets or poor  performance  in  specific  industries  or  companies.  Because the Fund
invests  in   international   securities  in  both  established  and  developing
countries,  it will be affected by  international  investment  risks  related to currency valuations, political instability,  economic instability, and generally more lax accounting and regulatory standards.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page [ ].

Who should invest in the Fund
o    Investors with long-term financial goals
o    Investors seeking exposure to foreign investments
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political, and economic risks

                                       2

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors seeking an investment in domestic securities
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political, and economic risks

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware International Value Equity Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of the  Institutional  Class shares for the one-,  five-, and 10-year periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during  certain of these  periods.  The  returns  would be lower without the expense caps.  Please see the  footnotes on page [ ] for  additional information about the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)*

------ -------- -------- --------- --------- -------- -------- -------- -------- --------
 1998     1999     2000      2001      2002     2003     2004     2005     2006     2007
------ -------- -------- --------- --------- -------- -------- -------- -------- --------
9.35%   14.04%   -0.86%   -12.54%   -10.47%   40.37%   20.62%   12.19%   23.28%   [   ]%
------ -------- -------- --------- --------- -------- -------- -------- -------- --------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was [22.04]% for the quarter ended [June 30, 2003] and its lowest  quarterly  return was [-19.24]% for the quarter ended [September 30,
2002].

*    Prior to May 1,  2006,  the Fund was  sub-advised  by  Mondrian  Investment
     Partners Limited  (Mondrian).  Since May 1, 2006, the Fund has been managed by portfolio  management  teams within  Delaware  Management  Company.  The historical returns do not reflect these changes.

Average annual returns for periods ending 12/31/07

----------------------------------------- ---------- ----------- --------------
                                           1 year     5 years     10 years
----------------------------------------- ---------- ----------- --------------
Return before taxes                        [   ]%     [   ]%      [   ]%
----------------------------------------- ---------- ----------- --------------
Return after taxes on distributions        [   ]%     [   ]%      [   ]%
----------------------------------------- ---------- ----------- --------------
Return after taxes on distributions
and sale of Fund shares                    [   ]%     [   ]%      [   ]%
----------------------------------------- ---------- ----------- --------------
Morgan Stanley Capital International
(MSCI) EAFE(R) (Europe, Australasia,
Far East) Index
(reflects no deduction for fees,
expenses, or taxes)                        [   ]%        [   ]%      [   ]%
----------------------------------------- ---------- ----------- --------------

The Fund's  returns  above are compared to the  performance  of the MSCI EAFE(R)
Index. The Index is a free float-adjusted  market  capitalization  index that is designed to measure  developed market equity  performance,  excluding the United
States and Canada.  As of [June 2006], the Index consisted of the following [21]
developed  market  country  indices:  [Australia,   Austria,  Belgium,  Denmark,
Finland,  France,  Germany,  Greece,  Hong  Kong,  Ireland,  Italy,  Japan,  the
Netherlands,   New  Zealand,   Norway,  Portugal,   Singapore,   Spain,  Sweden,
Switzerland, and the United Kingdom]. You should remember that, unlike the Fund, the Index is  unmanaged  and does not  reflect the actual  costs of  operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

                                       4

Profile: Delaware Emerging Markets Fund

What is the Fund's investment objective?
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  Although the Fund will strive to meet its  investment  objective,  there is no  assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers from emerging foreign countries.  Under normal market conditions, the Fund will invest at least 65% of its total assets in equity  securities of issuers from countries whose economies are considered to be emerging or developing.

The Fund may  invest  up to 35% of its net  assets  in fixed  income  securities issued by  companies  in emerging  countries  or by foreign  governments,  their agents,  instrumentalities,  or political sub-divisions.  The Fund may invest in fixed income  securities  that are  denominated  in the  currencies  of emerging market  countries.  All of  these  may be high  yield,  high-risk  fixed  income securities.  The Fund  may  invest  more  than 25% of its  total  assets  in the securities of issuers located in the same country.

Under  normal  circumstances,  at least 80% of the Fund's net assets  will be in investments of emerging  market issuers (the 80% policy).  The Fund's 80% policy can be changed without  shareholder  approval.  However,  shareholders  would be given at least 60 days' notice prior to any such change.

The  Fund's  portfolio  manager  selects   growth-oriented   and  value-oriented
investments on the basis of the  investment's  discount to its intrinsic  value.
When  selecting  growth-oriented   securities,   the  Fund's  portfolio  manager
typically seeks high growth caused by secular  economic  factors.  These factors may include demographics, economic deregulation, and technological developments.
When selecting value-oriented securities, the Fund's portfolio manager typically seeks lower valuations  caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are
key  considerations  in  selecting  both   growth-oriented   and  value-oriented
securities.

In order to compare the value of different stocks,  the Fund's portfolio manager considers  whether the future  income  stream on a stock is expected to increase faster than,  slower than,  or in line with the level of  inflation.  The Fund's portfolio  manager then  estimates  what he thinks the value of the  anticipated future income stream would be worth if such income stream were being paid today.
The Fund's portfolio  manager believes this gives him an estimate of the stock's intrinsic value. Because the Fund invests primarily in emerging countries, there may be less  information  available for the Fund's  portfolio  manager to use in making this analysis than is available for more developed countries.

Currency  analysis is an important  part of the valuation  exercise.  The Fund's portfolio  manager  attempts  to  determine  whether a  particular  currency  is overvalued or  undervalued  by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency  required to buy the same amount of goods and services in another country. When the dollar buys less,  the foreign  currency  may be  overvalued,  and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in  the  Fund's  portfolio.  These  fluctuations  can be  even  more pronounced for the Fund because it invests in emerging countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in  foreign  stock  markets  or  poor  performance  in  specific  industries  or companies.  The value of the Fund's investments and, therefore, the price of the
Fund's shares may be more volatile than  investments in more developed  markets.
Because the Fund  invests in  international  securities,  it will be affected by
international  investment  risks  related  to  currency  valuations,   political
instability,   economic  instability,  or  generally  more  lax  accounting  and regulatory standards.

High yield, high-risk foreign fixed income securities are subject to substantial risks,  particularly  during  periods of economic  downturns or rising  interest rates.

                                       5

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page [ ].

Who should invest in the Fund

o    Investors with long-term financial goals
o    Investors seeking exposure to foreign investments
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political, and economic risks

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors seeking an investment in domestic securities
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political, and economic risks

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       6

How has Delaware Emerging Markets Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past 10 calendar  years,  as well as the average  annual returns for the one-,  five-, and 10-year periods.  The Fund's past performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The returns  reflect  expense  caps in effect  during  certain of these periods.  The returns would be lower  without the expense  caps.  Please see the footnotes on page [ ] for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

Year-by-year total return (Institutional Class)*

--------- -------- --------- ------- ------- -------- -------- -------- -------- -------
    1998     1999      2000    2001    2002     2003     2004     2005     2006    2007
--------- -------- --------- ------- ------- -------- -------- -------- -------- -------
 -36.19%   55.16%   -24.18%   5.28%   3.79%   64.79%   32.68%   26.65%   27.45%  [   ]%
--------- -------- --------- ------- ------- -------- -------- -------- -------- -------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was [25.48]% for the quarter ended [June 30, 1999] and its lowest quarterly return was [-25.98]% for the quarter ended [June 30, 1998].

*    Prior to September 25, 2006, the Fund was  sub-advised  by Mondrian.  Since
     September 25, 2006, the Fund has been managed by portfolio management teams within Delaware Management  Company.  The historical returns do not reflect these changes.

Average annual returns for periods ending 12/31/07

----------------------------------------------- --------- --------- ------------
                                                 1 year    5 years     10 years
----------------------------------------------- --------- --------- ------------
Return before taxes                              [   ]%      [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Return after taxes on distributions              [   ]%      [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Return after taxes on distributions and sale
of Fund shares                                   [   ]%      [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
MSCI Emerging Markets Index (SM) (reflects no
deduction for fees, expenses, or taxes)          [   ]%      [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------

The Fund's  returns above are compared to the  performance  of the MSCI Emerging
Markets  Index(SM).  The Index is a free  float-adjusted  market  capitalization index  that is  designed  to measure  equity  market  performance  in the global emerging  markets.  As of [June 2006], the Index consisted of the following [25]
emerging market country indices:  [Argentina,  Brazil,  Chile, China,  Colombia,
Czech  Republic,  Egypt,  Hungary,  India,  Indonesia,  Israel,  Jordan,  Korea,
Malaysia,  Mexico, Morocco,  Pakistan, Peru, Philippines,  Poland, Russia, South
Africa,  Taiwan,  Thailand,  and Turkey].  You should remember that,  unlike the
Fund,  the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and IRAs.  The after-tax  returns shown are  calculated  using the highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       7

Profile:  Delaware Global Value Fund

What is the Fund's investment objective?
Delaware Global Value Fund seeks long-term  capital  appreciation.  Although the
Fund will strive to meet its investment objective, there is no assurance that it will.

What are the Fund's main investment strategies?

Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances,  the Fund will invest at least 65% of its total assets in equity  securities of issuers located throughout the world,  including the United States,  and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the
Fund will typically  invest in mid- and large-cap equity  securities.  More than
25% of the Fund's  total  assets may be  invested in the  securities  of issuers located  in the same  country;  however,  the Fund  will  limit  investments  in emerging-markets securities to 10% of the Fund's net assets.

In selecting investments for the Fund:

o    The portfolio management team searches for undervalued  companies that have potential  for  improvement  that is not yet  recognized  by  others in the
     marketplace.   These   opportunities   may  exist   because  of   temporary
     company-specific  problems, or because the companies are in industries that may be out of favor.

o    The portfolio  management  team believes that the potential for exceptional returns can be realized by assembling a global  portfolio of  fundamentally strong companies that have superior business  prospects and that are priced below the portfolio management team's estimate of intrinsic value.

o    Fundamental  research  and  analysis  are the  driving  forces  behind each security chosen by the portfolio  management  team.  Security  selection is based on relative  value  comparisons,  applying the  portfolio  management team's  understanding of industry cycles,  global competitors,  and company specific variables.  The investment process combines quantitative valuation
     screens  with  traditional  in-depth  fundamental   analysis,   experienced
     judgment, and patience.

o    The portfolio  management team places great emphasis on those securities it believes  can  offer  the best  long-term  appreciation  within a three- to five-year horizon.  The portfolio management team constructs a portfolio of
     [60 to 90]  holdings  on a  stock-by-stock  basis,  and  the  holdings  are diversified across market capitalization, geography, and economic sectors.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock  prices,  which can be caused by a drop in the stock market or poor  performance in specific  industries or companies,  and changes in currency exchange  rates. To the extent the Fund invests in fixed income  securities,  it may also be affected by changes in U.S. and foreign interest rates.  Investments in  small-  and  mid-capitalization  securities  tend to be more  volatile  than
investments  in  larger  capitalization   securities.   Investments  in  foreign
securities,  whether  equity or fixed income,  involve  special risks  including those related to currency fluctuations,  as well as to political,  economic, and social  situations  different from, and potentially more volatile than, those in the U.S. In addition, the accounting,  tax, and financial reporting standards of foreign  countries are different from and may be less reliable or  comprehensive than those relating to U.S. issuers. Investments in emerging markets may present greater risks than investing in more  developed  countries,  including  risks of appropriation, adverse changes in tax regulations, and currency controls.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the FDIC or any other government agency.

                                       8

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page [ ].

Who should invest in the Fund
o    Investors with long-term financial goals
o    Investors seeking exposure to foreign investments
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political, and economic risks

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors seeking an investment primarily in domestic equity securities
o    Investors  unwilling to accept the additional risks associated with foreign investment,  including risks associated with investing in emerging markets, such as currency, political, and economic risks

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       9

How has Delaware Global Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how the annual returns for the Fund's  Institutional  Class shares have  varied  for the past 10  calendar  years,  as well as the  average  annual returns of the  Institutional  Class  Shares for the one-,  five-,  and  10-year periods.  Prior to  September  1,  2001,  the Fund  had not  engaged  in a broad distribution  effort of its  shares and had been  subject to limited  redemption
requests.   The  Fund's  past  performance  (before  and  after  taxes)  is  not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps that were in effect during certain of these  periods.  The returns  would be lower  without the expense  caps.  Please see the footnotes on page [ ] for additional information about the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)*

------- -------- -------- -------- --------- -------- -------- -------- -------- --------
  1998     1999     2000     2001      2002     2003     2004     2005     2006     2007
------- -------- -------- -------- --------- -------- -------- -------- -------- --------
 5.83%   23.20%   -2.66%   -5.98%   -13.06%   47.18%   26.37%   13.55%   28.95%   [   ]%
------- -------- -------- -------- --------- -------- -------- -------- -------- --------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was [22.35]% for the quarter ended [June 30, 2003] and its lowest  quarterly  return was [-18.58]% for the quarter ended [September 30,
2002].

*    On December 15, 2005, the Fund's Board of Trustees (Board) approved changes to the Fund's investment strategy. These changes, which became effective on
     March  30,  2006,  allow the Fund to invest a  significant  portion  of its assets  in U.S.  equity  securities  and also  allow  the Fund to invest in securities of issuers of all sizes,  thereby  eliminating  the Fund's prior focus on the securities of small capitalization issuers.  Accordingly,  the
     Fund no longer  invests at least 80% of its net assets in the securities of small  capitalization  issuers.  Prior  to  March  30,  2006,  the Fund was sub-advised by Mondrian. Since March 30, 2006, the Fund has been managed by
     portfolio   management  teams  within  Delaware  Management  Company.   The
     historical returns do not reflect these changes.

     In connection with the investment strategy changes noted above, the maximum annual  investment  advisory  fee with respect to the Fund was reduced from
     1.25% to 0.85% on March 30, 2006. In addition,  on March 30, 2006, the name of the Fund was changed from Delaware International Small Cap Value Fund to
     Delaware Global Value Fund. The use of the term "global" in the Fund's name indicates that the Fund invests in both domestic and foreign securities, as opposed  to an  "international"  fund  that  invest  primarily  in  foreign securities. The historical returns do not reflect these changes.

Average annual returns for periods ending 12/31/07

----------------------------------------------- --------- --------- ------------
                                                 1 year    5 years    10 years
----------------------------------------------- --------- --------- ------------
Return before taxes                              [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Return after taxes on distributions              [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
Return after taxes on distributions and sale
of Fund shares                                   [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------
MSCI ACWI (All Country World) Index(SM)
(reflects no deduction for fees, expenses,
or taxes)                                        [   ]%    [   ]%    [   ]%
----------------------------------------------- --------- --------- ------------

The  Fund's  returns  above are  compared  to the  performance  of the MSCI ACWI
Index(SM).  The Index is a free float-adjusted  market capitalization index that is designed to measure  equity market  performance  in the global  developed and emerging  markets.  As of [June 2006], the Index consisted of the following [48]
developed and emerging market country indices: [Argentina,  Australia,  Austria,
Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt,
Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland,
Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, the Netherlands,
New Zealand,  Norway, Pakistan,  Peru, Philippines,  Poland,  Portugal,  Russia,
Singapore Free, South Africa,  Spain,  Sweden,  Switzerland,  Taiwan,  Thailand,
Turkey,  the United Kingdom,  and the United States].  You should remember that, unlike the Fund,

                                       10

the Index is  unmanaged  and does not  reflect the actual  costs of  operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and IRAs.  The after-tax  returns shown are  calculated  using the highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       11

What are the Funds' fees and expenses?

-------------------------------- ------------------------------ ----------------
You do not pay sales charges     CLASS                            INSTITUTIONAL
directly from your investments   ------------------------------ ----------------
when you buy or sell shares of   Maximum sales charge (load)
the Institutional Class.         imposed on purchases as a
                                 percentage of offering price              none
                                 ------------------------------ ----------------
                                 Maximum contingent deferred
                                 sales charge (load) as a
                                 percentage of original
                                 purchase price or redemption
                                 price, whichever is lower                 none
                                 ------------------------------ ----------------
                                 Maximum sales charge (load)
                                 imposed on reinvested
                                 dividends                                 none
                                 ------------------------------ ----------------
                                 Redemption fees                           none
                                 ------------------------------ ----------------
                                 Exchange fees(1)                          none
-------------------------------- ------------------------------ ----------------

-------------------------------- ------------------------------ ----------------
Annual fund operating            CLASS                           INSTITUTIONAL
expenses are deducted from       ------------------------------ ----------------
the Funds' assets.                  Delaware International Value Equity Fund
                                 ------------------------------ ----------------
                                 Management fees(2)                       0.82%
                                 ------------------------------ ----------------
                                 Distribution and service
                                 (12b-1) fees                              none
                                 ------------------------------ ----------------
                                 Other expenses(3)                       [   ]%
                                 ------------------------------ ----------------
                                 Total annual fund operating
                                 expenses                                [   ]%
                                 ------------------------------ ----------------
                                 Acquired fund fees and
                                 expenses                                [   ]%
                                 ------------------------------ ----------------
                                 Fee waivers and expenses                [   ]%
                                 ------------------------------ ----------------
                                 Net expenses                            [   ]%
                                 ------------------------------ ----------------
                                          Delaware Emerging Markets Fund
                                 -----------------------------------------------
                                 Management fees(2)                       1.21%
                                 ------------------------------ ----------------
                                 Distribution and service
                                 (12b-1) fees                              none
                                 ------------------------------ ----------------
                                 Other expenses(3)                       [   ]%
                                 ------------------------------ ----------------
                                 Total annual fund operating
                                 expenses                                [   ]%
                                 ------------------------------ ----------------
                                 Acquired fund fees and
                                 expenses                                [   ]%
                                 ------------------------------ ----------------
                                 Fee waivers and expenses                   N/A
                                 ------------------------------ ----------------
                                 Net expenses                            [   ]%
                                 ------------------------------ ----------------
                                           Delaware Global Value Fund
                                 -----------------------------------------------
                                 Management fees(2)                       0.85%
                                 ------------------------------ ----------------
                                 Distribution and service
                                 (12b-1) fees                              none
                                 ------------------------------ ----------------
                                 Other expenses(3)                       [   ]%
                                 ------------------------------ ----------------
                                 Total annual fund operating
                                 expenses                                [   ]%
                                 ------------------------------ ----------------
                                 Acquired fund fees and
                                 expenses                                [   ]%
                                 ------------------------------ ----------------
                                 Fee waivers and expenses                [   ]%
                                 ------------------------------ ----------------
                                 Net expenses                            [   ]%
                                 ------------------------------ ----------------

                                       12

----------------------------------------------------- --------------------------
This example is intended to help    CLASS                      INSTITUTIONAL
you compare the cost of investing   ----------------- --------------------------
in the Funds to the cost of           Delaware International Value Equity Fund
investing in other mutual           ----------------- --------------------------
funds with similar investment       1 year                              $[   ]
objectives.  We show the            ----------------- --------------------------
cumulative amount of Fund           3 years                             $[   ]
expenses on a hypothetical          ----------------- --------------------------
investment of $10,000 with an       5 years                             $[   ]
annual 5% return over the time      ----------------- --------------------------
shown.  The Funds' actual rates     10 years                            $[   ]
of return may be greater or less    ----------------- --------------------------
than the hypothetical 5% return            Delaware Emerging Markets Fund
we use here.                        ----------------- --------------------------
                                    1 year                              $[   ]
This example reflects the net       ----------------- --------------------------
operating expenses with waivers     3 years                             $[   ]
for the one-year contractual        ----------------- --------------------------
period and total operating          5 years                             $[   ]
expenses without waivers for        ----------------- --------------------------
years two through 10. This is an    10 years                            $[   ]
example only, and does not          ----------------- --------------------------
represent future expenses, which             Delaware Global Value Fund
which may be greater or less than   ----------------- --------------------------
those shown here.                   1 year                              $[   ]
                                    ----------------- --------------------------
                                    3 years                             $[   ]
                                    ----------------- --------------------------
                                    5 years                             $[   ]
                                    ----------------- --------------------------
                                    10 years                            $[   ]
----------------------------------- ----------------- --------------------------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  The investment  manager  (Manager) has contracted to waive all or a portion of its  investment  advisory fees and/or  reimburse  expenses from April 1,
     2008 through March 31, 2009 in order to prevent total annual fund operating expenses  (excluding  any 12b-1 plan  expenses,  taxes,  interest,  inverse floater program  expenses,  brokerage fees,  certain  insurance  costs, and non-routine  expenses  or  costs,  including,  but not  limited  to,  those relating to  reorganizations,  litigation,  certain Trustee retirement plan expenses,  conducting shareholder meetings, and liquidations [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, [1.10]%,
     [1.72]%, and [1.20]% of average daily net assets of Delaware  International
     Value Equity Fund,  Delaware  Emerging  Markets Fund,  and Delaware  Global
     Value Fund, respectively. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds'  Board and the  Manager.
     These  expense  waivers  and  reimbursements  apply only to  expenses  paid directly  by the Funds.  Prior to April 1, 2007,  the Manager did not waive investment  advisory fees for Delaware  Emerging  Markets Fund.
(3)  "Other  expenses"  have been restated to reflect a reduction in non-routine expenses incurred during the period.

                                       13

How we manage the Funds

Our investment strategies
We take a disciplined approach to investing, combining investment strategies and risk  management  techniques  that we believe can help  shareholders  meet their goals.

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments  for a particular  Fund. The following are  descriptions  of how the portfolio managers pursue the Funds' investment objectives.

Each Fund's investment  objective is  non-fundamental.  This means the Board may change  a  Fund's  objective  without  obtaining  shareholder  approval.  If  an objective  were  changed,  shareholders  would  receive at least 60 days' notice before the change became effective.

Delaware International Value Equity Fund
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  The Fund's  portfolio  management team invests  primarily in equity  securities,  including  common or  ordinary  stocks,  which  provide the potential for capital  appreciation.  The portfolio  management  team's strategy would commonly be described as a value strategy.  That is, the Fund's  portfolio management  team strives to purchase  stocks that are selling for less than what it believes their value is.

In selecting foreign stocks, the portfolio management team's philosophy is based on the concept that adversity creates  opportunity and that transitory  problems can be  overcome  by  well-managed  companies.  The team uses an  approach  that combines quantitative, valuation-based screening at the early stages followed by comprehensive company and industry specific research.  The team's philosophy and process  are based on the  concept  that  valuation  screens  serve  solely as a starting  point in the creation of a portfolio  of  undervalued  stocks  because accounting  measures only  approximate the intrinsic  value of any company.  The team's  investment  universe  segmentation  prioritizes  its  research  and  its bottom-up contrarian investment style seeks to identify mispriced securities.

The Fund may purchase securities in any foreign country,  developed or emerging;
however,  the  portfolio  management  team  currently  anticipates  investing in
[Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece,
Hong Kong, Ireland,  Italy, Japan, Korea, Mexico, the Netherlands,  New Zealand,
Norway, Portugal, Singapore, Spain, Sweden, Switzerland,  Taiwan, and the United
Kingdom.]  While  this is a  representative  list,  the Fund may also  invest in countries not listed here.

The Fund's  portfolio  management team generally  maintains a long-term focus in the Fund,  seeking  companies  that it believes  will perform well over the next three to five years.

Delaware Emerging Markets Fund
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  The Fund may invest in a broad range of equity  securities,  including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

The Fund's portfolio manager  considers an "emerging  country" to be any country that is:

o    generally  recognized  to be an  emerging  or  developing  country  by  the international  financial  community,  including  the  World  Bank  and  the
     International Finance Corporation;
o    classified by the United Nations as developing; or
o    included in the  International  Finance  Corporation Free Index or the MSCI
     Emerging Markets Index(SM).

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand,  and most nations located in Western and Northern Europe.  A representative  list of the countries where the Fund's  portfolio  manager  may invest  includes:  Argentina,  Brazil,
Chile,  China,  Croatia,  Czech  Republic,   Egypt,  Estonia,   Hungary,  India,
Indonesia,  Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia,
South Africa,  Taiwan, and Thailand.  The Fund's portfolio manager may invest in other countries, particularly as markets in other emerging countries develop.

                                       14

In deciding whether a company is from an emerging country,  the Fund's portfolio manager  evaluates  publicly  available  information  and  questions  individual companies to determine if the company meets one of the following criteria:

o    the principal  trading market for the company's  securities is in a country that is emerging;
o    the company is organized  under the laws of an emerging  market country and has a principal office in an emerging country; or
o    the company  derives a majority of its income from  operations  in emerging
     countries,   even  though  the  company's   securities  are  traded  in  an
     established market or in a combination of emerging and established markets.

Currently,  investing in many emerging  countries is not feasible or may involve
significant   political  risks.   The  Fund's  portfolio   manager  focuses  his
investments  in  emerging  countries  where he  considers  the  economies  to be developing  strongly and where the markets are becoming more  sophisticated.  In deciding where to invest,  the Fund's portfolio manager  emphasizes  investments that he  believes  are  trading at a discount  to  intrinsic  value.  The Fund's portfolio  manager  places  particular  emphasis  on factors  such as  political reform, economic deregulation, and liberalized trade policy.

When the Fund's portfolio manager evaluates individual companies,  he strives to apply a disciplined  valuation  process that allows him to purchase  stocks that are selling for less than what he believes their intrinsic value is. In order to determine  what he believes a security's  intrinsic  value is, he evaluates  its
future  income   potential,   taking  into  account  the  impact  both  currency
fluctuations  and  inflation  might  have  on that  income  stream.  The  Fund's portfolio  manager then  analyzes what that income would be worth if paid today.
That helps him decide  what he thinks the  security is worth  today.  The Fund's portfolio manager then compares his determination of the security's value to its current price to determine if it is a good value. The Fund's  portfolio  manager uses  income as an  indicator  of value  because  he  believes  it allows him to compare  securities across different sectors and different  countries-all  using one measurement standard. The Fund's portfolio manager may be inclined to choose growth-oriented  investments if such  investments are traded at valuation levels that compare favorably to those of  value-oriented  investments when measured by the discount to their intrinsic value.

The Fund may invest up to 35% of its net assets in high yield, high-risk foreign fixed income securities. This typically includes so-called "Brady Bonds."

Delaware Global Value Fund

The equity  securities in which  Delaware  Global Value Fund may invest  include common or  ordinary  stocks,  preferred  stocks,  rights or warrants to purchase common or ordinary  stocks,  and securities  convertible into common or ordinary stocks.  The Fund may also  invest in foreign  companies  through  sponsored  or unsponsored  depositary receipts,  which are receipts typically issued by a bank or trust  company  evidencing  ownership of  underlying  securities  issued by a foreign  company.  The Fund may invest in securities  issued in any currency and may hold foreign currency.

When selecting equity securities of global companies for the Fund, the portfolio management team seeks to identify  undervalued  securities by employing relative value comparisons of industry cycles,  global competitors,  and company-specific financial  variables.  The multi-step  process used by the portfolio  management team  blends  the  latest  research  software  tools and data  with  traditional
fundamental   analysis,   experienced  judgment  and  patience.   The  portfolio
management team may also invest in small-cap issues from time to time.

Sector and country  allocations are a result of the portfolio  management team's valuation-driven,  bottom-up  stock  selection  process  and may vary over time.
Subject to this  criterion,  however,  the  portfolio  management  team seeks to diversify  portfolios  by country  and sector by  favoring  stocks  that tend to neutralize portfolio risk exposures without sacrificing upside potential.  Given the choice between two stocks with similar  valuation  potential,  the portfolio management team will choose the one which provides better diversification to the portfolio and they will trim industry,  sector,  and country  exposures to limit risk.

While  the  Fund may  purchase  securities  in any  foreign  country,  including developed, developing, or emerging market countries, it will primarily invest in countries included in the MSCI ACWI Index(SM).  With respect to certain

                                       15

countries,  investments  by an  investment  company  may  only be  made  through investments  in closed-end  investment  companies that in turn are authorized to invest in the securities of such countries.

The Fund may also invest in  convertible  preferred  stocks that offer  enhanced yield  features,  such as preferred  equity  redemption  cumulative  stock,  and certain other non-traditional equity securities.

The Fund may invest up to 35% of its net assets in U.S. and foreign fixed income securities,  including  those issued by emerging  country  companies and foreign governments or their agencies.

                                       16

The securities we typically invest in
Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional information  about certain of the  securities  described  below as well as other securities in which the Funds may invest.

--------------------------------------------------------------------------------
Common or ordinary stocks
--------------------------------------------------------------------------------
Securities  that represent  shares of ownership in a  corporation.  Stockholders participate in the corporation's  profits  proportionate to the number of shares they own.

How the Funds use them: We will generally  invest the Funds' assets in common or ordinary stocks, some of which may be dividend-paying stocks.

--------------------------------------------------------------------------------
American  Depositary  Receipts (ADRs),  European Depositary Receipts (EDRs), and
Global Depositary Receipts (GDRs)
--------------------------------------------------------------------------------
ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and
GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S.
bank or trust company or a foreign branch of a U.S. bank).  Depositary  receipts represent an ownership  interest in an  underlying  security that is held by the depositary.  Generally,  the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer.  Generally,  the holder of the depositary receipt is entitled to all payments of  interest,  dividends,  or capital  gains that are made on the underlying security.

How the Funds use them: We may invest in sponsored and unsponsored  ADRs,  EDRs, and GDRs, generally focusing on those whose underlying  securities are issued by foreign entities. Sponsored depositary receipts are issued jointly by the issuer of the  underlying  security  and the  depositary,  and  unsponsored  depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.

To  determine  whether to purchase a security  in a foreign  market or through a depositary  receipt, we evaluate the price levels, the transaction costs, taxes, and  administrative  costs or other relevant factors involved with each security to try to identify the most efficient choice.

--------------------------------------------------------------------------------
Foreign currency transactions
--------------------------------------------------------------------------------
A forward foreign currency  exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

How the Funds use  them:  Although  we value  the  Funds'  assets  daily in U.S.
dollars,  we do not intend to convert the Funds' holdings of foreign  currencies into  U.S.  dollars  on a daily  basis.  We will,  however,  from  time to time, purchase or sell foreign  currencies  and/or engage in forward foreign  currency exchange transactions.  We may conduct a Fund's foreign currency transactions on a cash basis at the rate prevailing in the foreign  currency  exchange market or through a forward foreign currency exchange contract or forward contract.

We may use  forward  contracts  for  defensive  hedging  purposes  to attempt to protect the value of a Fund's current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to "lock-in"
the price of that security, in terms of U.S. dollars.  Investors should be aware of the costs of  currency  conversion.  We will not use  forward  contracts  for speculative purposes.

--------------------------------------------------------------------------------
Investment company securities
--------------------------------------------------------------------------------
In some  countries,  investments  by U.S.  mutual  funds are  generally  made by purchasing shares of investment  companies that in turn invest in the securities of such countries.

How the Funds use them: We may hold investment  company securities if we believe that the country offers good investment opportunities. Such investment companies may be open-end or closed-end investment companies. These investments involve an indirect  payment by a Fund's  shareholders  of a portion of the expenses of the other investment companies, including their advisory fees.

--------------------------------------------------------------------------------
Restricted securities
--------------------------------------------------------------------------------

                                       17

--------------------------------------------------------------------------------
Privately placed  securities  whose resale is restricted  under U.S.  securities laws.

How the Funds use them: We may invest in privately placed securities,  including those that are  eligible  for resale  only among  certain  institutional  buyers without  registration,  which  are  commonly  known as "Rule  144A  Securities."
Restricted securities that are determined to be illiquid may not exceed a Fund's limit on illiquid securities.

--------------------------------------------------------------------------------
Illiquid securities
--------------------------------------------------------------------------------
Securities  that do not have a ready  market and cannot be readily  sold  within seven days at approximately the price at which a fund has valued them.  Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds  use  them:  We may  invest  up to 15% of a Fund's  net  assets in illiquid securities.

--------------------------------------------------------------------------------
Foreign corporate and government bonds
--------------------------------------------------------------------------------
Debt  obligations  issued by foreign  corporations,  foreign  governments,  or a foreign agency, instrumentality, or political subdivision of such governments.

How the Funds use them: We may invest a portion of the Funds' assets in foreign, corporate,  or government  fixed income  securities  consistent  with the Funds'
investment  policies (such as market or  capitalization),  when, in our opinion, they offer attractive  opportunities  relative to those available through equity securities.

Although  not a  principal  strategy  of  the  Funds,  for  temporary  defensive purposes, we may invest all or a substantial portion of a Fund's assets in these securities rated AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality.

--------------------------------------------------------------------------------
High yield, high-risk fixed income securities
--------------------------------------------------------------------------------
Securities  that  are  rated  lower  than  BBB by S&P or Baa by  Moody's,  or if unrated,  have  equal  quality.  These  securities  may be issued by  companies, governments,  or governmental entities of emerging or developing countries which may be less  creditworthy.  A primary risk,  which may be  substantial,  is that these  companies,  governments,  or entities may not be able to make interest or principal payments. An additional risk is that the value of these securities may decline significantly.

How the  Funds  use them:  For  Delaware  International  Value  Equity  Fund and
Delaware  Global  Value  Fund,  we do not make it a practice  to invest in these securities.

We may invest up to 35% of Delaware  Emerging  Markets Fund's net assets in high yield, high-risk foreign fixed income securities.

--------------------------------------------------------------------------------
Repurchase agreements
--------------------------------------------------------------------------------
An  agreement  between a buyer of  securities,  such as a fund,  and a seller of securities  in which the  seller  agrees  to buy the  securities  back  within a specified  time at the same price the buyer paid for them,  plus an amount equal to an agreed upon  interest  rate.  Repurchase  agreements  are often  viewed as equivalent to cash.

How the Funds use them: Typically,  we use repurchase agreements as a short-term investment for a Fund's cash position.  In order to enter into these  repurchase agreements,  a Fund  must have  collateral  of at least  102% of the  repurchase price. We will only enter into repurchase  agreements in which the collateral is comprised of U.S. government securities. In the investment manager's discretion, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed  by  the  U.S.  government,  its  agencies  or  instrumentalities  or government-sponsored corporations.

--------------------------------------------------------------------------------

                                       18

--------------------------------------------------------------------------------
Real estate investment trusts (REITs)
--------------------------------------------------------------------------------
REITs are pooled investment  vehicles that invest primarily in  income-producing real estate or real  estate  related  loans or  interests.  REITs are  generally classified  as equity REITs,  mortgage  REITs,  or a  combination  of equity and mortgage  REITs.  Equity REITs  invest the majority of their assets  directly in real property and derive income  primarily from the collection of rents.  Equity
REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage  REITs  invest the  majority of their  assets in real estate mortgages and derive income from the collection of interest payments.

How the Funds use them:  Delaware  International  Value Equity Fund and Delaware
Emerging Markets Fund do not invest in these securities.

For  Delaware  Global  Value Fund,  we may invest in REITs  consistent  with the
Fund's investment objective and policies.

--------------------------------------------------------------------------------
Equity linked securities
--------------------------------------------------------------------------------
Privately  issued  derivative  securities which have a return component based on the performance of a single security, a basket of securities, or an index.

How the Funds use them:  Delaware  International  Value Equity Fund and Delaware
Global Value Fund do not invest in these securities.

We may invest up to 10% of the Delaware  Emerging  Markets  Fund's net assets in equity linked  securities.  Equity linked securities may be considered  illiquid and are subject to the Delaware  Emerging Markets Fund's  limitation on illiquid securities. In some instances,  investments in equity linked securities may also be subject to the Delaware  Emerging Markets Fund's limitation on investments in investment companies.

--------------------------------------------------------------------------------

Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed income  securities  offer the  potential  for greater
income  payments  than  stocks,  and  also  may  provide  capital   appreciation
potential.  The Funds'  holdings  will  generally  be  denominated  in a foreign currency.  We may also invest in other securities,  including  preferred stocks, convertible securities,  warrants, futures, and options. For the Delaware Global
Value Fund, we may also enter into put and call options,  futures  contracts and options on futures contracts, and options on foreign currencies.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We may  also  obtain  such short-term  credit as may be necessary  for the clearance of purchases and sales of  portfolio  securities.  We will be required  to pay  interest to the lending banks on the amounts  borrowed.  As a result,  borrowing money could result in a
Fund being unable to meet its investment objective.

Lending securities
We  may  lend  up to 25% of a  Fund's  assets  to  qualified  broker/dealers  or institutional investors for use in their securities transactions. Borrowers of a
Fund's  securities must provide  collateral to the Fund and adjust the amount of collateral  each  day to  reflect  the  changes  in  the  value  of  the  loaned securities. These transactions may generate additional income for the Funds.

Temporary defensive positions
In response to unfavorable market conditions,  we may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent  with a Fund's  investment  objective.  To the extent  that a Fund holds these  instruments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Funds' annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example, a Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of

                                       19

portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       20

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------
Market risk
--------------------------------------------------------------------------------
Market  risk is the risk that all or a majority of the  securities  in a certain market--like  the stock or bond  market--or in a certain  country or region will decline  in value  because  of  economic  conditions,  future  expectations,  or investor confidence.

How the Funds strive to manage it: We maintain a long-term  investment  approach and focus on stocks that we believe can  appreciate  over an extended time frame regardless of interim market fluctuations.  In deciding what portion of a Fund's portfolio should be invested in any individual country, we evaluate a variety of factors,  including  opportunities and risks relative to other countries.  We do not  try to  predict  overall  stock  market  movements  and do  not  trade  for short-term purposes.

--------------------------------------------------------------------------------
Industry and security risk
--------------------------------------------------------------------------------
Industry risk is the risk that the value of securities in a particular  industry will  decline  because of  changing  expectations  for the  performance  of that industry.

Security  risk is the risk  that the value of an  individual  stock or bond will decline because of changing  expectations  for the performance of the individual company issuing the stock or bond.

How the Funds  strive to manage them:  We  typically  hold a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on a Fund.

--------------------------------------------------------------------------------
Emerging markets risk
--------------------------------------------------------------------------------
Emerging  markets  risk  is the  possibility  that  the  risks  associated  with international  investing  will  be  greater  in  emerging  markets  than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic  environments.  In addition, in many emerging markets,  there is  substantially  less  publicly  available  information  about issuers and the information  about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature  and  diverse  and the  securities  markets  which  are  subject  to less government  regulation  or  supervision  may also be smaller,  less liquid,  and subject to greater price volatility.

How the Funds strive to manage it: Delaware  International Value Equity Fund, to the limited extent that it invests in emerging markets, is subject to this risk.

The Delaware  Emerging Markets Fund is subject to this risk. We cannot eliminate emerging  market  risk and  consequently  encourage  shareholders  to  invest in
Delaware Emerging Markets Fund only if they have a long-term time horizon,  over which the potential of individual securities is more likely to be realized.

The Delaware Global Value Fund may invest in emerging market securities.

Striving  to manage  this risk for the Funds,  we  carefully  screen  securities within emerging  markets and attempt to consider  material risks associated with an individual company or bond issuer.

--------------------------------------------------------------------------------

                                       21

--------------------------------------------------------------------------------
Political risk
--------------------------------------------------------------------------------
Political  risk is the risk that  countries or an entire  region may  experience political  instability.  This may  cause  greater  fluctuation  in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Funds strive to manage it: We evaluate the  political  situations in the countries  where we invest and take into account any  potential  risks before we select securities for a Fund.  However,  there is no way to eliminate  political risk when  investing  internationally.  In emerging  markets,  political risk is typically  more likely to affect the economy and share  prices than in developed markets.

--------------------------------------------------------------------------------
Currency risk
--------------------------------------------------------------------------------
Currency  risk is the  risk  that  the  value  of a  fund's  investments  may be negatively  affected  by changes in foreign  currency  exchange  rates.  Adverse changes  in  exchange  rates may  reduce or  eliminate  any  gains  produced  by investments  that are  denominated  in foreign  currencies  and may increase any losses.

How the Funds strive to manage it: We may try to hedge a Fund's currency risk by purchasing foreign currency exchange contracts.  If we agree to purchase or sell foreign  securities  at a pre-set  price on a future  date,  we may  attempt  to protect  the value of a security  a Fund owns from  future  changes in  currency rates. If we have agreed to purchase or sell a security, we may also use foreign currency  exchange  contracts to "lock-in" the security's price in terms of U.S.
dollars or another  applicable  currency.  We may use forward currency  exchange contracts only for defensive or protective  measures,  not to enhance  portfolio returns. However, there is no assurance that such a strategy will be successful.
Hedging is typically less practical in emerging markets.

--------------------------------------------------------------------------------
Information risk
--------------------------------------------------------------------------------
Information risk is the risk that foreign  companies may be subject to different accounting,  auditing,  and financial  reporting  standards than U.S. companies.
There may be less  information  available  about  foreign  issuers than domestic issuers.  Furthermore,  regulatory  oversight  of  foreign  issuers  may be less stringent or less consistently applied than in the U.S.

How the Funds  strive  to manage  it: We  conduct  fundamental  research  on the companies that we invest in rather than relying solely on information  available through  financial  reporting.  As part of our worldwide  research  process,  we emphasize  company  visits.  We believe this will help us to better  uncover any potential weaknesses in individual companies.

--------------------------------------------------------------------------------
Inefficient market risk
--------------------------------------------------------------------------------
Inefficient  market risk is the risk that  foreign  markets may be less  liquid, have greater price  volatility,  less regulation,  and higher  transaction costs than U.S. markets.

How the Funds  strive to manage  it: We will  attempt to reduce  these  risks by investing  in a number of  different  countries,  noting  trends in the economy, industries, and financial markets.

--------------------------------------------------------------------------------
Small company risk
--------------------------------------------------------------------------------
Small  company  risk is the risk that  prices of smaller  companies  may be more volatile  than  larger  companies  because of  limited  financial  resources  or dependence on narrow product lines.

How the Funds strive to manage it: We  typically  focus  Delaware  International
Value Equity Fund's investment in larger companies.

For Delaware  Emerging  Markets Fund, we may invest in small companies and would be  subject  to this  risk.  We  attempt  to reduce  this  risk by  diversifying investments.

This is a  significant  risk for the Delaware  Global Value Fund.  We attempt to reduce this risk by diversifying investments.

--------------------------------------------------------------------------------

                                       22

--------------------------------------------------------------------------------
Transaction costs risk
--------------------------------------------------------------------------------
Transaction  costs risk  relates to the costs of buying,  selling,  and  holding foreign securities,  including  brokerage,  tax, and custody costs, which may be higher than those involved in domestic transactions.

How the Funds strive to manage it: Each Fund is subject to this risk.  We strive to monitor transaction costs and to choose an efficient trading strategy for the
Funds.

--------------------------------------------------------------------------------
Interest rate risk
--------------------------------------------------------------------------------
Interest rate risk is the risk that securities,  particularly  bonds with longer maturities, will decrease in value if interest rates rise.

How the Funds  strive to manage it: The Funds are  generally  less  affected  by interest rate risk than other risks because they typically hold small amounts of fixed income securities.

--------------------------------------------------------------------------------
Foreign government and supranational securities risks
--------------------------------------------------------------------------------
Foreign government and supranational securities risks relate to the ability of a foreign  government or government  related issuer to make timely payments on its external debt obligations.

This  ability to make  payments  will be  strongly  influenced  by the  issuer's balance of payments,  including export performance,  its access to international credits and  investments,  fluctuations in interest rates, and the extent of its foreign reserves.

How the Funds strive to manage them: We are subject to this risk with respect to a Fund's  debt  investments  and will  attempt to limit this risk by  performing credit  analysis on the issuer of each  security  purchased.  We also attempt to reduce this risk by  limiting  the portion of net assets that may be invested in these securities.

We also compare the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed income investments.

--------------------------------------------------------------------------------
High yield, high-risk foreign fixed income securities risk
--------------------------------------------------------------------------------
The economy and interest rates may affect these high yield, high-risk securities differently from other  securities.  Prices have been found to be less sensitive to interest rate changes than higher rated  investments,  but more  sensitive to adverse economic changes or individual corporate  developments.  Also, during an economic  downturn or a  substantial  period of rising  interest  rates,  highly leveraged  issuers may experience  financial stress which would adversely affect their ability to service  principal and interest  payment  obligations,  to meet projected  business  goals,  and to  obtain  additional  financing.  Changes  by recognized  rating  agencies  in their  rating of any such  security  and in the ability of the issuer to make  payments  of  interest  and  principal  will also ordinarily have a more dramatic effect on the values of these  investments  than on the values of  higher-rated  securities.  Consequently,  these  changes  will affect a fund's net asset value (NAV) per share.

How the  Funds  strive to manage  it:  We may  invest up to 15% of the  Delaware
International  Value Equity Fund's net assets in high yield,  high-risk  foreign fixed  income  securities.  We may  invest  up to 35% of the  Delaware  Emerging
Markets  Fund's  net  assets  in high  yield,  high-risk  foreign  fixed  income securities.  Delaware Global Value Fund does not invest in high yield, high-risk foreign fixed income securities.

We intend to limit the Funds'  investment in any single lower rated bond,  which can help to reduce the  effect of an  individual  default on the Funds.  We also intend to limit the Funds'  overall  holdings  of bonds in this  category.  Such limitations  may not protect the Funds from  widespread  bond  defaults  brought about by a sustained  economic downturn or from price declines that might result from changes in the quality ratings of individual bonds.

--------------------------------------------------------------------------------

                                       23

--------------------------------------------------------------------------------
Real estate industry risk
--------------------------------------------------------------------------------
Real estate industry risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of  availability  of mortgage funds;  overbuilding;  extended  vacancies of properties;  increases in competition,  property taxes, and operating  expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties resulting from, environmental problems;  casualty for condemnation losses; uninsured damages from floods,  earthquakes, or other natural disasters;
limitations on and variations in rents; and changes in interest rates. REITs are
subject  to   substantial   cash  flow   dependency,   defaults  by   borrowers,
self-liquidation,  and the risk of failing to qualify for tax-free  pass-through of income under the Internal  Revenue Code (Code),  or other similar  statute in
non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940 Act (1940 Act).

How the  Funds  strive to manage  it: To the  extent we invest in REITs,  we are subject to the risks associated with the real estate industry.  Investors should carefully consider these risks before investing in the Funds.

--------------------------------------------------------------------------------
Derivatives risk
--------------------------------------------------------------------------------
Derivatives  risk is the  possibility  that a fund may  experience a significant loss if it employs a derivatives  strategy (such as a strategy  involving equity linked securities) related to a security or a securities index and that security or index moves in the opposite  direction  from what the  portfolio  manager had anticipated.  Another risk of derivative transactions is the creditworthiness of the counterparty  because the transaction depends on the willingness and ability of the  counterparty to fulfill its contractual  obligations.  Derivatives  also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds  strive  to  manage  it:  This is not a  significant  risk for the
Delaware International Value Equity Fund or the Delaware Global Value Fund.

We will use  derivatives  for  defensive  purposes,  such as to protect gains or hedge against  potential  losses in the Delaware  Emerging  Markets Fund without actually selling a security,  to neutralize the impact of interest rate changes, to  affect  diversification,  or to earn  additional  income.  We  will  not use derivatives for reasons  inconsistent  with our investment  objectives.  We also research and continually  monitor the  creditworthiness  of current or potential counterparties.

--------------------------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       24

Who manages the Funds

Investment manager
The Funds are  managed by Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings, Inc. The Manager makes investment decisions for the Funds, manages the
Funds' business affairs,  and provides daily  administrative  services.  For its services to the Funds,  the Manager was paid aggregate  fees, net of waivers (if applicable), of [ ]%, [ ]%, and [ ]% of average daily net assets of the Delaware
International  Value Equity Fund,  Delaware  Emerging Markets Fund, and Delaware
Global Value Fund, respectively, during the last fiscal year.

A  discussion  of the basis for the Board's  approval  of the Funds'  investment advisory  contract is available in the Funds'  semiannual report to shareholders for the period ended May 31, 2007.

The Delaware International Equity Composite Performance

The  following  information  presents  the  past  performance  of  the  Delaware
International  Value  Equity  Composite  (Composite),  which is a  composite  of accounts  managed  by the  Delaware  International  Equity  Team.  The  Delaware
International  Equity Team is the  portfolio  management  team that  manages the
Delaware  International  Value Equity Fund and a portion of the Delaware  Global
Value  Fund.  The  Composite  seeks to provide  value-added  returns and overall portfolio  diversification  to investors  by  investing  in  carefully  selected companies,  primarily located outside of the U.S. in all market capitalizations.
The Composite is comprised of all accounts under discretionary management by the portfolio  management  team  that  have  investment  objectives,  policies,  and strategies  substantially  similar to those of the Delaware  International Value
Equity  Fund.  The  historical  performance  shown  for the  Composite  has been prepared and  presented in  accordance  with the Global  Investment  Performance
Standards  (GIPS(R)).  Past  performance is not an indication of future results.
The GIPS(R) method for computing historical  performance differs from the method used for computing historical performance of investment companies.

The  historical  performance  of the  Composite  is not the  performance  of the
Delaware  International Value Equity Fund, and is not necessarily  indicative of how the Delaware  International  Value  Equity Fund would have  performed in the past or will  perform in the future.  The  Delaware  International  Value Equity
Fund's actual  performance may vary  significantly  from the past performance of the Composite. The Delaware International Value Equity Fund's performance in the future will be different from the Composite's performance due to factors such as differences  in cash  flows  into and out of the  Delaware  International  Value
Equity Fund and advisory accounts included in the Composite, and different fees, expenses,  performance calculation methods, and portfolio sizes and composition.
In addition,  the accounts  included in the Composite are not subject to certain investment  limitations,  diversification  requirements,  and other restrictions imposed by the 1940 Act and the Code, which, if applicable,  can have a negative impact on  performance.  Application  of these  limitations,  requirements,  and restrictions  may have had an adverse effect on the  performance  results of the
Composite.  The Composite  performance  also does not reflect sales charges that apply to the Delaware  International  Value Equity  Fund's Class A, Class B, and
Class C  shares.  If the  Delaware  International  Value  Equity  Fund's  higher expenses and applicable  sales charges were  reflected,  the  performance of the
Composite would be lower.

                                       25

------- ------------------- ------------------- ---------------- ---------------
              Delaware            Delaware
            International      International       MSCI ACWI
            Value Equity       Value Equity       Free ex U.S.
            Composite -       Composite - Net        Net           MSCI EAFE Net
Year      Gross Return(1)        Return(1)        Dividends(2)      Dividends(3)
------- ------------------- ------------------- ---------------- ---------------
2007             [ ]%               [ ]%              [ ]%              [ ]%
------- ------------------- ------------------- ---------------- ---------------
2006           30.38%             29.53%            25.71%            26.34%
------- ------------------- ------------------- ---------------- ---------------
2005           14.31%             13.55%            14.47%            13.55%
------- ------------------- ------------------- ---------------- ---------------
2004           24.84%             23.87%            20.38%            20.25%
------- ------------------- ------------------- ---------------- ---------------
2003           46.60%             45.45%            39.42%            38.63%
------- ------------------- ------------------- ---------------- ---------------
2002          -11.53%            -12.23%           -15.80%           -15.94%
------- ------------------- ------------------- ---------------- ---------------
2001          -13.25%            -13.85%           -21.40%           -21.45%
------- ------------------- ------------------- ---------------- ---------------
2000           -9.67%            -10.00%           -13.37%           -14.16%
------- ------------------- ------------------- ---------------- ---------------
1999           20.41%             19.97%            27.93%            26.97%
------- ------------------- ------------------- ---------------- ---------------
1998           5.13%               4.36%            18.76%            19.97%
------- ------------------- ------------------- ---------------- ---------------

(1)  Performance  results for the period April 1 through June 21, 2005  occurred while  members  of the  portfolio  management  team  were  affiliated  with
     Arborway  Capital  prior to the  acquisition  of its assets by the Manager.
     Performance  results for the period April 30, 2002  through  March 31, 2005 occurred  while members of the portfolio  management  team were  affiliated with  Thomas  Weisel  Asset  Management  LLC  (TWAM).  Performance  results
     presented   prior  to  April  30,  2002  occurred   while  members  of  the
     International  Value Equity Team were  affiliated  with  ValueQuest/TA  LLC prior to the  acquisition  of its  assets by TWAM.  Accordingly,  composite assets  prior to June 21,  2005  constituted  a portion  of the total  firm assets of other firms.

     Performance results are shown as total returns, net of dividend withholding taxes,  assume  reinvestment  of dividends  and capital gains as well as no reductions for taxes,  are presented  before and after the deduction of the
     Manager's  investment  advisory fees,  and are calculated in U.S.  dollars.
     After inclusion of management  fees,  annualized  performance for the one-, five-,  and 10-year periods as of December 31, 2007 would have been [ ]%, [
     ]%, and [ ]%, respectively.

(2)  The MSCI ACWI Free ex U.S.  including Net  Dividends is the benchmark  from
     January 2001 to June 2005.  The MSCI ACWI Free  ex-U.S.  Gross Index is the
     benchmark for this composite from inception through December 2000.

(3)  The MSCI EAFE Net Dividends is the benchmark  from June 21, 2005 to present and  was  changed  to  more  accurately  reflect  the  investment  strategy represented by the Composite.  Dividends on securities in the MSCI EAFE Net
     Dividends Index are assumed to be reinvested after deduction of withholding taxes,  applying the rate to  non-resident  individuals  who do not benefit from  double  taxation  treaties.  The  Index  uses  withholding  tax rates applicable  to Luxembourg  holding  companies  (as  Luxembourg  applies the highest rates). As of June 30, 2007, investments in securities not included in this benchmark represented [ ]% of composite holdings.

Portfolio managers

Delaware Emerging Markets Fund

Liu-Er  Chen  has  primary   responsibility  for  making  day-to-day  investment
decisions for the Delaware Emerging Markets Fund.

Liu-Er Chen,  CFA, Senior Vice President,  Chief  Investment  Officer - Emerging
Markets and Healthcare
Liu-Er Chen heads the firm's global  Emerging  Markets team,  and he is also the portfolio  manager for the Delaware  Healthcare  Fund, which launched in October
2007. Prior to joining  Delaware  Investments in September 2006, he spent nearly
11 years at Evergreen  Investment  Management  Company,  where he most  recently served as managing  director and senior  portfolio  manager.  He co-managed  the
Evergreen  Emerging Markets Growth Fund from 1999 to 2001, and became the Fund's sole manager in 2001. He also served as the sole manager of the

                                       26

Evergreen Health Care Fund since its inception in 1999. Chen began his career at
Evergreen in 1995 as an analyst  covering  Asian and global  healthcare  stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management,  Chen  worked  for three  years in sales,  marketing,  and  business development  for major American and European  pharmaceutical  and medical device companies.  He is licensed to practice  medicine in China and has  experience in medical  research at both the Chinese  Academy of Sciences  and Cornell  Medical
School.  He  holds an MBA  with a  concentration  in  management  from  Columbia
Business School.

Delaware Global Value Fund and Delaware International Value Equity Fund

Zoe  A.  Neale,  Edward  A.  "Ned"  Gray,  and  Todd  A.  Bassion  have  primary responsibility  for making  day-to-day  investment  decisions  for the  Delaware
Global Value Fund and Delaware International Value Equity Fund.

Zoe A. Neale,  Senior Vice President,  Chief Investment  Officer - International
Value Equity
Zoe A. Neale  joined  Delaware  Investments  in June 2005 to develop  the firm's
International  Value  Equity  strategies,   from  Arborway  Capital,  which  she
co-founded  in  January  2005.   Previously  she  ran  the  International  Value
Strategies  business at Thomas Weisel Asset Management  (TWAM).  She joined TWAM when it acquired  ValueQuest/TA in 2002. Neale started at ValueQuest in 1996 and served as a senior investment  professional with portfolio management and global research  responsibilities for several sectors. Prior to ValueQuest,  she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist  research  responsibilities.  Neale  earned a  bachelor's  degree  in economics from the  University of Texas,  Austin,  and an MBA from  Northeastern
University.

Edward A. "Ned" Gray, CFA, Vice President, Senior Portfolio Manager
Ned  Gray  joined  Delaware  Investments  in June  2005 to  develop  the  firm's
International  Value Equity team, from Arborway Capital,  which he co-founded in
January 2005.  He previously  worked in the  investment  management  business at
Thomas Weisel Asset  Management,  and ValueQuest,  which was acquired by TWAM in
2002. At ValueQuest, which he joined in 1987, Gray served as a senior investment professional with responsibilities for portfolio management,  security analysis,
quantitative   research,    performance   analysis,    global   research,   back
office/investment  information  systems  integration,  trading,  and  client and consultant  relations.  Prior to  ValueQuest,  he was a research  analyst at the
Center for Competitive Analysis.  Gray received his bachelor's degree in history from Reed College and a master of arts in law and  diplomacy,  in  international economics,  business and law from Tufts University's  Fletcher School of Law and
Diplomacy.

Todd A. Bassion, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Todd A. Bassion joined Delaware  Investments in June 2005 as a senior analyst on the firm's  International  Value Equity team. He takes a lead role in generating and  researching  new companies for the portfolios as well as providing input on ongoing  portfolio  management.  Bassion  previously worked at Arborway Capital, where he was a key part of the team that started at  ValueQuest/TA  and moved to
Thomas Weisel Asset  Management with its acquisition of  ValueQuest/TA  in 2002.
Bassion, who joined ValueQuest/TA in 2000, served as a research associate there.
Bassion earned a bachelor's degree in economics from Colorado College.

The Funds' SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The Funds  and the  Manager  have  received  an  exemptive  order  from the U.S.
Securities and Exchange  Commission (SEC) to operate under a manager of managers structure that permits the Manager,  with the approval of the Board,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and  terminate  sub-advisory  agreements  on  behalf of the Funds  without shareholder  approval  (Manager  of  Managers  Structure).  Under the Manager of
Managers  Structure,  the  Manager  has  ultimate  responsibility,   subject  to
oversight  by the Funds'  Board,  for  overseeing  the Funds'  sub-advisors  and recommending to the Board their hiring,  termination,  or  replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the
Manager.  While the  Manager  does not  currently  expect to use the  Manager of
Managers  Structure  with respect to the Funds,  the Manager may, in the future, recommend  to the Funds'  Board the  establishment  of the  Manager of  Managers
Structure by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Funds' portfolio.

                                       27

The Manager of Managers  Structure  enables  the Funds to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase  in the  overall  management  and  advisory  fees  payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                                 Board of Trustees
                                                                                           Custodian
                  Investment manager                                                       Mellon Bank, N.A.
 Delaware Management Company                                                               One Mellon Center
 2005 Market Street                              The Funds                                 Pittsburgh, PA 15258
 Philadelphia, PA 19103-7094
                                 Distributor                        Service agent
                                 Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                 2005 Market Street                 2005 Market Street
                                 Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

                                 Financial intermediary wholesaler
 Portfolio managers              Lincoln Financial Distributors,
 (see page [   ] for details)    Inc.
                                 2001 Market Street
                                 Philadelphia, PA 19103-7055

                                              Shareholders

Board of Trustees   A mutual fund is governed by a board of trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules  adopted by the SEC that require the Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Distributor    Most mutual funds  continuously  offer new  shares to the  public through  distributors  that are regulated as  broker/dealers  and are subject to
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary  wholesaler Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

                                       28

Service agent   Mutual fund companies employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

                                       29

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Funds' Manager or its affiliates and of  securities  dealer  firms with a selling  agreement  with  Delaware
     Distributors, L.P. (Distributor);

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Manager or its affiliates and clients of Delaware Investment  Advisers,  an affiliate of the Manager,  as well as the  clients'  affiliates,  and their corporate  sponsors,  subsidiaries,  related  employee  benefit plans,  and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company, or similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment managers investing on behalf of clients that consist solely  of  institutions  and high net  worth  individuals  having at least
     $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional  Class shares is restricted to investment managers who are not  affiliated  or  associated  with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans  qualified under Section 529 of the Code for which the Fund's
     Manager,  Distributor,  or service agent or one or more of their affiliates provide recordkeeping,  administrative,  investment management,  marketing, distribution, or similar services; or

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Funds)  to  certain  affiliated  or  unaffiliated  brokers,  dealers,  or  other financial intermediaries (Financial  Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder  servicing,  including  providing
the  Funds  with  "shelf   space"  or  a  higher   profile  with  the  Financial
Intermediary's   consultants,   sales  persons,   and  customers   (distribution
assistance).  The level of payments made to a qualifying Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable  laws and  regulations,  the Distributor may pay, or allow its affiliates  to pay,  other  promotional  incentives  or  payments  to  Financial
Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Funds' shares.

                                       30

For more information, please see the Funds' SAI.

                                       31

How to buy shares

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 64121-9656 or 430 W. 7th Street,  Kansas City, MO 64105
for  investments  by  overnight  courier  service.  If you are making an initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class A, Class
B, Class C, or Class R shares. To open an account by exchange,  call your Client
Services Representative at 800 362-7500.

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class of the  Funds at the close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Funds is calculated by  subtracting  the  liabilities of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market  quotations are readily available at their market value. For a fund that invests primarily in foreign securties, the NAV may change on days when the shareholder  will not be able to purchase or redeem Fund shares.  We price fixed income  securities on the basis of valuations  provided to us by an  independent pricing  service that uses methods  approved by the Board. We price fixed income securities  that have a maturity of less than 60 days at amortized  cost,  which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

                                       32

When the Funds use fair value  pricing,  they may take into  account any factors they deem  appropriate.  A Fund may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Funds may use fair  value  pricing  more  frequently  for securities  traded primarily in non-U.S.  markets  because,  among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m.
Eastern  Time.  The earlier  close of these  foreign  markets  gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this,  each Fund may  frequently  value many foreign  equity  securities  using fair value  prices based on  third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Funds' Board has delegated responsibility for valuing  the Funds'  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address,  we send you one copy of the Funds' prospectus and annual and  semiannual  reports to that address,  unless you opt  otherwise.
This will help us reduce the printing and mailing  expenses  associated with the
Funds.  We will  continue  to send one copy of each of these  documents  to that address until you notify us that you wish to receive  individual  materials.  If you wish to receive  individual  materials,  please  call your  Client  Services
Representative  at 800 362-7500.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       33

How to redeem shares

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By mail
You may redeem your shares  (sell them back to the Funds) by mail by writing to:
Delaware Investments,  P.O. Box 219656, Kansas City, MO 64121-9656 or 430 W. 7th
Street,  Kansas City, MO 64105 for redemptions by overnight courier service. All owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must  include a signature  guarantee  for each  owner.  Signature guarantees  are also required when  redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED:  SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Funds).  Your financial  advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account  balance  falls below $250,  the Funds may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment

                                       34

of  dividends.  You may have to pay taxes on your  exchange.  When you  exchange shares,  you are purchasing shares in another fund, so you should be sure to get a copy of the fund's  prospectus  and read it  carefully  before  buying  shares through an  exchange.  You may not  exchange  your  shares for Class A, Class B,
Class C, or Class R shares  of  another  Delaware  Investments(R)  Fund.  We may refuse the purchase side of any exchange request if, in the Manager's  judgment, a Fund would be unable to invest  effectively in accordance  with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
Each Fund discourages  purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Funds' Board has adopted  policies and  procedures designed to detect, deter, and prevent trading activity detrimental to each Fund and its shareholders,  such as market timing. Each Fund will consider anyone who follows a pattern of market  timing in any Delaware  Investments(R)  Fund or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  each Fund will consider  short-term  roundtrips to include rapid  purchases,  and sales of Fund shares through the exchange privilege.  Each Fund reserves the right to consider other trading patterns to be market timing.

Your  ability  to use a Fund's  exchange  privilege  may be  limited  if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of a Fund's market timing policy are not  necessarily  deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to a Fund's monitoring procedures and the procedures to close  accounts to new  purchases.  Although the  implementation  of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Funds'  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated. Moreover, the Funds market timing policy does not require a Fund to take action in response to frequent trading activity.
If a Fund elects not to take any action in response  to frequent  trading,  such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Funds' shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of a  Fund's  shares  may  also  force  the  Fund to  sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect a Fund's performance if, for example, the
Fund incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

                                       35

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern Time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction  monitoring  procedures  Each  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in Fund shares for violations of the Funds'
market timing policy or other patterns of short-term or excessive  trading.  For purposes of these  transaction  monitoring  procedures,  the Funds may  consider trading  activity by multiple  accounts  under  common  ownership,  control,  or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans;  plan exchange  limits;  U.S.  Department of Labor  regulations;  certain
automated  or  pre-established   exchange,  asset  allocation,  or  dollar  cost
averaging programs; or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds will  attempt to have  financial  intermediaries  apply  their  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an  omnibus  account,  the  Funds or their  agents  may  require  the  financial intermediary  to impose their frequent  trading  policy,  rather than the Funds'
policy,   to   shareholders   investing  in  the  Funds  through  the  financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions on the frequency of trading than the Funds.  Such  restrictions may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have recently  purchased or redeemed Fund shares,  and similar restrictions.  The Funds'  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Funds may consider  enforcement against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite  the efforts of a Fund and its agents to detect  market  timing in
Fund shares,  there is no guarantee  that a Fund will be able to identify  these shareholders or curtail their trading practices.  In particular,  a Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption,  and/or exchange activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes
Dividends and Distributions.  Each Fund has qualified as a regulated  investment company under the Code. As a regulated investment company, a Fund generally pays no federal  income tax on the income and gains it  distributes

                                       36

to you. The Funds expect to declare and  distribute  all of their net investment income,  if any, to  shareholders  as  dividends  annually.  The Funds will also distribute net realized capital gains, if any, at least annually.  The amount of any distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable  as if they  were paid in  December.  A Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your  statement,  a Fund makes every  effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  a Fund will send you a  corrected  Form  1099-DIV  to  reflect reclassified  information.  Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid  "Buying A Dividend."  If you are a taxable  investor and invest in a Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide a Fund with your  proper  taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any distributions of income,  capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so.
When  withholding is required,  the amount will be 28% of any  distributions  or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local  taxes.  If a Fund  qualifies  to pass through to you the tax benefits from foreign  taxes it pays on its  investments, and elects to do so, then any foreign taxes it pays on these  investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding at a 30% or lower treaty tax rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

Receipt of excess  inclusion  income by the Delaware  Global Value Fund.  Income received by the  Delaware  Global Value Fund from  certain  equity  interests in mortgage pooling vehicles is treated as "excess inclusion  income." The Fund may derive such income either as a result of its direct investment in such interests or,  indirectly,  through its  investment  in REITs that hold such  interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Fund shareholders that are not disqualified  organizations (as defined below) in proportion to dividends paid with the same  consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income:  (i) may not be  offset  with  net  operating  losses;  (ii)  represents
unrelated   business  taxable  income  (UBTI)  in  the  hands  of  a  tax-exempt shareholder  that is not a  disqualified  organization;  and (iii) is subject to withholding  tax,  without  regard to otherwise  applicable  exemptions  or rate reductions, to the extent such income is allocable to a shareholder who is not a
U.S.  person.  The Fund must pay the tax on its excess  inclusion income that is
allocable  to  "disqualified   organizations,"   which  are  generally   certain
cooperatives,  governmental entities, and tax-exempt  organizations that are not subject  to tax  on  UBTI.  To the  extent  that  the  Fund  shares  owned  by a disqualified  organization  are held in record name by a broker/dealer  or other nominee,  the Fund must inform the  broker/dealer or other nominee of the excess inclusion income  allocable to them and the

                                       37

broker/dealer  or other  nominee  must pay the tax on the  portion of the Fund's excess  inclusion  income  allocable  to  them  on  behalf  of the  disqualified organizations.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Other investment policies and risk considerations

High yield, high-risk securities
Delaware Emerging Markets Fund may invest in high yield, high-risk foreign fixed income securities.  In the past, in the opinion of the Fund's portfolio manager, the high  yields from these bonds have more than  compensated  for their  higher default rates. There can be no assurance,  however, that yields will continue to offset default rates on these bonds in the future.  The Fund's portfolio manager intends to maintain adequately diversified portfolios of stocks and bonds. While diversification  can help to reduce the effect of an  individual  default on the
Fund, there can be no assurance that  diversifying  the Fund's  investments will protect the Fund from  widespread  bond  defaults  brought  about by a sustained economic downturn.

Medium- and low-grade  bonds held by the Fund may be issued as a consequence  of corporate  restructurings,  such as leveraged buy-outs,  mergers,  acquisitions, debt recapitalizations,  or similar events. Also these bonds are often issued by smaller,  less  creditworthy  companies  or  foreign  governments  or by  highly leveraged  (indebted) firms, which are generally less able than more financially stable firms to make  scheduled  payments of interest and  principal.  The risks posed by bonds issued under such circumstances are substantial.

Foreign currency transactions
Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its  holdings  of foreign  currencies  into U.S.  dollars on a daily  basis.  Each Fund  will,  however,  from time to time,  purchase  or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. Each Fund will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

Each Fund may enter into forward  contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other currencies in which  the  transaction  will be  consummated.  By  entering  into a  forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency,  of the amount of foreign currency involved in the underlying security transaction,  a Fund will be able to  protect  itself  against a  possible  loss resulting  from an adverse  change in currency  exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Funds'  portfolio  managers  believe  that the currency of a particular country may suffer a  significant  decline  against  the U.S.  dollar or against another  currency,  a Fund may enter into a forward foreign currency contract to sell,  for a fixed amount of U.S.  dollars or other  appropriate  currency,  the amount of foreign currency  approximating the value of some or all of the Funds'
securities denominated in such foreign currency.

A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the Fund to deliver  an  amount of  foreign  currency  in excess of the value of the  Funds'
securities or other assets denominated in that currency.

At the  maturity of a forward  contract,  a Fund may either  sell the  portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign currency. A Fund may realize gains or losses from currency transactions.

Certain management considerations

                                       38

Investments  by fund of funds  and  similar  investment  vehicles
The Funds may accept investments from funds of funds, including those offered by the Delaware  Investments(R) Funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to  time,  a Fund  may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on portfolio management.  For example, a Fund may be required to sell securities or invest cash at times when it would not  otherwise do so.  These  transactions could also have tax  consequences  if sales of securities  result in gains,  and could also increase transaction costs or portfolio turnover.

                                       39

Financial highlights

The  financial  highlights  tables are intended to help you  understand a Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by [ ], whose report, along with each Fund's  financial  statements,  is included in the Funds' annual report, which is available upon request by calling 800 362-7500.

Delaware International Value Equity Fund              Institutional Class
                                                        Year ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                                $[ ]    $18.210    $16.410    $13.400    $11.060

Income (loss) from investment
  operations:
Net investment income(1)                 [ ]      0.389      0.439      0.305      0.218
Net realized and unrealized gain
  (loss) on investments
  and foreign currencies                 [ ]      3.233      1.614      2.902      2.637
                                        ----    -------    -------    -------    -------
Total from investment operations         [ ]      3.622      2.053      3.207      2.855
                                        ----    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.465)    (0.108)    (0.197)    (0.126)
Net realized gain on investments         [ ]    (5.267)    (0.145)      -----    (0.389)
                                        ----    -------    -------    -------    -------
Total dividends and distributions        [ ]    (5.732)    (0.253)    (0.197)    (0.515)
                                        ----    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $16.100    $18.210    $16.410    $13.400
                                        ====    =======    =======    =======    =======

Total return(2)                         [ ]%     23.93%     12.67%     24.21%     27.29%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]   $355,347   $276,499   $178,048   $102,974
Ratio of expenses to average net
  assets                                [ ]%      1.11%      1.18%      1.40%      1.74%
Ratio of expenses to average net
  assets prior to expense
limitations and expenses paid
  indirectly                            [ ]%      1.13%      1.18%      1.40%      1.74%
Ratio of net investment income to
  average net assets                    [ ]%      2.35%      2.54%      2.08%      1.90%
Ratio of net investment income to
  average net assets prior to
  expense limitations and
  expenses paid indirectly              [ ]%      2.33%      2.54%      2.08%      1.90%
Portfolio turnover                      [ ]%       127%        14%         7%        14%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       40

Delaware Emerging Markets Fund                          Institutional Class
                                                         Year ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                                $[ ]    $18.030    $14.610    $10.920     $7.260

Income from investment
  operations:
Net investment income(1)                 [ ]      0.466      0.349      0.256      0.134
Net realized and unrealized gain
  on investments and foreign
  currencies                             [ ]      4.104      3.579      3.659      3.717
                                        ----    -------    -------    -------    -------
Total from investment operations         [ ]      4.570      3.928      3.915      3.851
                                        ----    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.310)    (0.124)    (0.225)    (0.191)
Net realized gain on investments         [ ]    (0.900)    (0.384)      -----      -----
                                        ----    -------    -------    -------    -------
Total dividends and distributions        [ ]    (1.210)    (0.508)    (0.225)    (0.191)
                                        ----    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $21.390    $18.030    $14.610    $10.920
                                        ====    =======    =======    =======    =======

Total return(2)                         [ ]%     26.87%     27.73%     36.34%     54.52%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]   $112,964   $255,608    $63,732     $6,131
Ratio of expenses to average net
  assets                                [ ]%      1.69%      1.72%      1.66%      1.70%
Ratio of expenses to average net
  assets prior to expense
  limitation                            [ ]%      1.69%      1.72%      1.82%      2.36%
Ratio of net investment income to
  average net assets                    [ ]%      2.48%      2.15%      2.06%      1.53%
Ratio of net investment income to
  average net assets prior to
  expense limitation                    [ ]%      2.48%      2.15%      1.90%      0.87%
Portfolio turnover                      [ ]%        46%        25%        34%        55%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value.  Total  investment  return also reflects waivers  and payment of fees by the  Manager,  as  applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       41

Delaware Global Value Fund                           Institutional Class
                                                       Year ended 11/30
                                        2007       2006       2005       2004       2003

Net asset value, beginning of
  period                                $[ ]    $11.700    $10.840     $8.730     $6.260

Income (loss) from investment
  operations:
Net investment income(1)                 [ ]      0.141      0.148      0.180      0.131
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                     [ ]      3.092      1.237      2.053      2.476
                                        ----    -------    -------    -------    -------
Total from investment operations         [ ]      3.233      1.385      2.233      2.607
                                        ----    -------    -------    -------    -------

Less dividends and distributions
  from:
Net investment income                    [ ]    (0.266)    (0.040)    (0.123)    (0.137)
Net realized gain on investments         [ ]    (1.357)    (0.485)      -----      -----
                                        ----    -------    -------    -------    -------
Total dividends and distributions        [ ]    (1.623)    (0.525)    (0.123)    (0.137)
                                        ----    -------    -------    -------    -------

Net asset value, end of period          $[ ]    $13.310    $11.700    $10.840     $8.730
                                        ====    =======    =======    =======    =======

Total return(2)                         [ ]%     31.24%     13.28%     25.91%     42.62%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                              $[ ]     $5,193     $4,576       $667       $300
Ratio of expenses to average net
  assets                                [ ]%      1.34%      1.64%      1.25%      1.25%
Ratio of expenses to average net
  assets prior to expense
  limitation                            [ ]%      1.58%      1.83%      1.91%      1.80%
Ratio of net investment income to
  average net assets                    [ ]%      1.18%      1.31%      1.89%      1.84%
Ratio of net investment income to
  average net assets prior to
  expense limitation                    [ ]%      0.94%      1.12%      1.23%      1.29%
Portfolio turnover                      [ ]%       124%        51%        36%        59%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       42

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on  investments."  Realized  and  unrealized  gain (loss) on foreign  currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities  denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       43

Contact information

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Client Services Representative

800 362-7500

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

DELAWARE FUND SYMBOLS
                                                            CUSIP       NASDAQ
Delaware International Value Equity
  Fund (Institutional Class)                              245914403      DEQIX
Delaware Emerging Markets Fund (Institutional Class)      245914817      DEMIX
Delaware Global Value Fund (Institutional Class)          245914676      DABIX

Investment Company Act file number: 811-06324

                                       44

Additional  information about the Funds'  investments is available in the Funds'
annual and semiannual reports to shareholders.  In the Funds' annual shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at P.O. Box 219656,
Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO
64105 by overnight  courier service,  or call toll-free 800 523-1918.  Please do not send any correspondence to 2005 Market Street, Philadelphia,  PA 19103-7094.
The  Funds'  SAI and annual and  semiannual  reports  to  shareholders  are also
available,     free    of    charge,     through    the    Funds'    Web    site
(www.delawareinvestments.com).  You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

[PR-048 [11/06] CGI 3/07]
                                                                   [MF-07-03-004
                                                                       PO 11699]

                                       45

                       STATEMENT OF ADDITIONAL INFORMATION
                                March [__], 2008

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                    Delaware International Value Equity Fund
                         Delaware Emerging Markets Fund
                           Delaware Global Value Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For more information about the Institutional Classes: 800 362-7500

     For Prospectuses, Performance, and Information on Existing Accounts of
Class A Shares, Class B Shares, Class C Shares, and Class R Shares: 800 523-1918

               Dealer Services (Broker/Dealers only): 800 362-7500

     This Statement of Additional Information ("Part B") describes shares of the
Delaware  International  Value Equity Fund,  Delaware Emerging Markets Fund, and
Delaware Global Value Fund (each, a "Fund" and collectively, the "Funds"), which are series of Delaware Group Global &  International  Funds (the "Trust").  Each
Fund offers Class A Shares,  Class B Shares,  Class C Shares, and Class R Shares
(collectively, the "Fund Classes"). Each Fund also offers an Institutional Class
(together referred to the "Institutional  Classes").  All references to "shares"
in this Part B refer to all Classes of shares,  except where  noted.  The Funds'
investment  manager  is  Delaware  Management  Company,  a  series  of  Delaware
Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
prospectuses for the Funds (the  "Prospectuses"),  each dated March 30, 2008, as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectus. Part B is not itself a Prospectus but is, in its entirety,  incorporated by reference into each  Prospectus.  A Prospectus may be obtained  by writing or calling  your  investment  dealer or by  contacting  the
Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), at
the above address or by calling the above phone numbers.  Each Fund's  financial statements, the notes relating thereto, the financial highlights, and the report of the  independent  registered  public  accounting  firm  are  incorporated  by reference from each Fund's annual report ("Annual Report") into this Part B. The
Annual  Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

--------------------------------------------------------------------------------

----------------------------------- ------ ---------------------------- -------
                                    Page                                 Page
----------------------------------- ------ ---------------------------- -------
Fund History                          2    Purchasing Shares              38
----------------------------------- ------ ---------------------------- -------
Investment Objectives,
Restrictions, and Policies            2    Investment Plans               49
----------------------------------- ------ ---------------------------- -------
Investment Strategies and Risks       4    Determining Offering Price
                                           and Net Asset Value            53
----------------------------------- ------ ---------------------------- -------
Disclosure of Portfolio Holdings
Information                          17    Redemption and Exchange        54
----------------------------------- ------ ---------------------------- -------
Management of the Trust              18    Distributions and Taxes        61
----------------------------------- ------ ---------------------------- -------
Investment Manager and Other
Service Providers                    27    Performance Information        70
----------------------------------- ------ ---------------------------- -------
Portfolio Managers                   32    Financial Statements           70
----------------------------------- ------ ---------------------------- -------
Trading Practices and Brokerage      35    Principal Holders              70
----------------------------------- ------ ---------------------------- -------
Capital Stock                        37    Appendix A - Description
                                           of Ratings                     74
----------------------------------- ------ ---------------------------- -------

AI-034 [--] PDF 3/07                                                     PO11709

                                       1

--------------------------------------------------------------------------------
                                  FUND HISTORY
--------------------------------------------------------------------------------

     The Trust was  organized  as a  Maryland  corporation  on May 30,  1991 and reorganized  as a Delaware  statutory  trust on November 23, 1999. In connection with its reorganization  into a Delaware statutory trust, and effective November
23,  1999,   the  Trust  changed  its  name  from  Delaware   Group  Global  and
International Funds, Inc. to Delaware Group Global and International Funds.

Classification
     The  Trust  is an  open-end  management  investment  company.  Each  Fund's portfolio of assets is diversified  as defined by the Investment  Company Act of
1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objective
     Each Fund's  investment  objective is  non-fundamental,  and may be changed without  shareholder  approval.  However,  the Board of Trustees  ("Board") must approve any changes to  non-fundamental  investment  objectives  and a Fund will notify  shareholders  at least 60 days prior to a material  change in the Fund's objective.

Fundamental Investment Restrictions
     The  Trust  has  adopted  the  following  restrictions  for each  Fund,  as applicable  which  cannot  be  changed  without  approval  by the  holders  of a
"majority" of the respective Fund's outstanding  shares,  which is a vote by the holders of the lesser  of: a) 67% or more of the  voting  securities  present in person  or by  proxy  at a  meeting,  if the  holders  of more  than  50% of the outstanding  voting  securities are present or represented by proxy;  or b) more than  50% of the  outstanding  voting  securities.  The  percentage  limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:
     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government,  its agencies,  or  instrumentalities,  or in tax-exempt  obligations  or  certificates  of deposit.  A Fund may, from time to time, make investments that will result in the  concentration  (as that term may be  defined  in the  1940  Act,  any  rule or  order  thereunder,  or SEC  staff interpretation  thereof) of its  investments in the securities of issuers within various industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions involving the acquisition,  disposition, or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

                                       2

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing in issuers  which  invest,  deal,  or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described  above,  each  Fund  will  be  subject  to  the  following  investment restriction,  which are  considered  non-fundamental  and may be  changed by the
Board without  shareholder  approval:  Each Fund may not invest more than 15% of its net assets in securities  which it cannot sell or dispose of in the ordinary course of business  within seven days at  approximately  the value that the Fund has valued the investment.

     Except for the Fund's  policy with  respect to  borrowing,  any  investment restriction or limitation  which involves a maximum  percentage of securities or assets  shall  not be  considered  to be  violated  unless  an  excess  over the
percentage   occurs   immediately  after  an  acquisition  of  securities  or  a utilization of assets and such excess results therefrom.

                                      * * *

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities  at any time,  subject to  complying  with the Code and the 1940 Act, when changes in  circumstances or conditions make such a move desirable in light of each Fund's respective  investment  objective.  The Funds will not attempt to achieve  or be limited  to a  predetermined  rate of  portfolio  turnover.  Such turnover  always will be incidental to  transactions  undertaken  with a view to achieving each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     The Funds generally expect to have a portfolio turnover rate below 100%.

     For the fiscal years ended November 30, 2007 and 2006, the Funds' portfolio turnover rates were as follows:

     Funds                                          2007              2006
     -------------------------------------------    -------           ----
     Delaware International Value Equity Fund(1)    [    ]%           127%
     Delaware Emerging Markets Fund                 [    ]%            46%
     Delaware Global Value Fund(2)                  [    ]%           124%

                                       3

(1)  Delaware   International   Value  Equity  Fund's  portfolio  holdings  were
     repositioned  when there was a change in its  portfolio  managers on May 1,
     2006, which resulted in an increased  portfolio turnover rate. Prior to May
     1, 2006, the Fund was sub-advised by Mondrian  Investment  Partners Limited
     ("Mondrian").  Since May 1, 2006,  the Fund has been  managed by  portfolio management teams within the Manager.

                                       4

(2)  Delaware Global Value Fund's  portfolio  holdings were  repositioned  when, effective March 30, 2006, the Fund changed its investment  strategy and its portfolio managers, which resulted in an increased portfolio turnover rate.
     The  investment  strategy  was  changed  to allow  the Fund to  invest in a significant  portion of its assets in U.S. equity  securities and allow the
     Fund to invest in securities of  small-capitalization  issuers. In addition prior to March 30, 2006, the Fund was sub-advised by Mondrian.  Since March
     30, 2006,  the Fund has been managed by portfolio  management  teams within the Manager.

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The Funds' investment  objectives,  strategies,  and risks are described in
the  Prospectuses.   Certain  additional  information  is  provided  below.  All investment  strategies  of the  Funds  are  non-fundamental  and may be  changed without  shareholder  approval,  except those  identified  below as  fundamental restrictions.

Borrowing from Banks
     The Funds may borrow  money from banks,  including  their  custodian,  as a
temporary  measure  for  extraordinary  or  emergency   purposes  to  facilitate
redemptions.  Each Fund may also obtain such short-term  borrowing from banks as may be  necessary  from time to time due,  but not  limited,  to such events as:
large dividend payments;  failed trades; the clearance of purchases and sales of portfolio securities;  and securities on loan. The Funds will be required to pay interest to the lending banks on amounts borrowed. As a result,  borrowing money could result in the Funds being unable to meet their investment objectives.

Brady Bonds
     Delaware Emerging Markets Fund and Delaware Global Value Fund may invest in
Brady Bonds  consistent with their  investment  objective.  Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by the U.S.  Treasury  Secretary,  Nicholas F. Brady in 1989, as a mechanism for
debtor  nations  to  restructure   their   outstanding   external   indebtedness
(generally, commercial bank debt). Brady Bonds tend to be lower quality and more speculative than securities of developed  country  issuers.  We believe that the economic  reforms  undertaken  by countries in  connection  with the issuance of
Brady Bonds makes the debt of countries that have issued or have announced plans to issue Brady Bonds a viable opportunity for investment.

Depositary Receipts
     The Funds may  invest in  sponsored  and  unsponsored  American  Depositary
Receipts ("ADRs"),  European Depositary Receipts ("EDRs"), and Global Depositary
Receipts  ("GDRs")  that are  actively  traded in the  United  States.  ADRs are receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying  securities  issued by a foreign  corporation.  EDRs and
GDRs are  receipts  issued by  non-U.S.  Banks or trust  companies  and  foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S.
securities.  "Sponsored" ADRs, EDRs, or GDRs are issued jointly by the issuer of the underlying security and a Depositary,  and "unsponsored" ADRs, EDRs, or GDRs are issued without the  participation  of the issuer of the deposited  security.
Holders of unsponsored  ADRs, EDRs, or GDRs generally bear all the costs of such facilities  and the  Depositary  of an  unsponsored  ADR,  EDR, or GDR  facility frequently  is under no  obligation  to  distribute  shareholder  communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an unsponsored  ADR, EDR, or GDR.
ADRs may be listed on a  national  securities  exchange  or may be traded in the over-the-counter  market.  EDRs and GDRs traded in the  over-the-counter  market which do not have an active or substantial  secondary  market will be considered illiquid and therefore will be subject to a Portfolio's  limitation with respect to such  securities.  ADR prices are  denominated in U.S.  dollars  although the underlying  securities  are  denominated in a foreign  currency.  Investments in
ADRs,  EDRs,  and  GDRs  involve  risks  similar  to those  accompanying  direct investments in foreign securities.

                                       5

Equity Linked Securities
     The  Delaware  Emerging  Markets Fund may invest a portion of its assets in
equity  linked  securities.   Equity  linked  securities  are  privately  issued
derivative  securities which have a return component based on the performance of a single security, a basket of securities, or an index. Equity linked securities are primarily used by the Fund as an alternative  means to more  efficiently and effectively  access  the  securities  market of what is  generally  an  emerging country.  To the extent that the Fund invests in equity linked  securities whose return  corresponds to the performance of a foreign  securities  index or one or more of foreign stocks, investing in equity linked securities will involve risks
similar  to  the  risks  of  investing  in  foreign  securities.   See  "Foreign
Securities" below.

     The Fund  deposits  an amount of cash with its  custodian  (or  broker,  if legally  permitted)  in an  amount  near or  equal to the  selling  price of the underlying  security in exchange for an equity linked  security.  Upon sale, the
Fund  receives  cash  from the  broker  or  custodian  equal to the value of the underlying  security.  Aside from the market risk associated with the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency  of the other party,  the Fund might be unable to obtain its expected benefit.  In addition,  while the Fund will seek to enter into such transactions  only with  parties  which are  capable of  entering  into  closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a  transaction  with the other  party or obtain an  offsetting position  with any other party,  at any time prior to the end of the term of the underlying  agreement.  This may impair  the Fund's  ability to enter into other transactions at a time when doing so might be advantageous.

     Equity linked  securities  are often used for many of the same purposes as, and share many of the same risks with,  derivative  instruments such as options.
See "Options"  below.  Equity linked  securities may be considered  illiquid and thus subject to the Fund's  restrictions on investments in illiquid  securities.
See "Rule 144A  Securities"  below.  In some  instances,  investments  in equity linked securities may also be subject to the Fund's  limitations on investing in investment companies; see "Investment Company Securities" below.

Foreign Currency Transactions
     Although the Funds value their assets daily in terms of U.S. dollars,  they do not intend to convert their holdings of foreign  currencies into U.S. dollars on a daily basis. Each Fund will,  however,  from time to time, purchase or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

     A Fund  may  enter  into  forward  contracts  to "lock  in" the  price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss  resulting  from an adverse  change in currency  exchange  rates during the period  between the date the security is purchased or sold and the date on which payment is made or received.

     A Fund may purchase or sell  currencies  and/or  engage in forward  foreign currency transactions in order to expedite settlement of portfolio  transactions and to minimize currency value fluctuations.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

                                       6

     A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation of the contracts would obligate the Fund to deliver an amount of  foreign  currency  in excess of the value of the Fund's securities or other assets denominated in that currency.

     At the maturity of a forward contract, a Fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the
foreign   currency.   The  Fund  may  realize  a  gain  or  loss  from  currency transactions.

     A Fund  also may  purchase  and  write  put and  call  options  on  foreign currencies  (traded on U.S.  and  foreign  exchanges  or  over-the-counter)  for hedging purposes to protect against declines in the U.S. dollar value of foreign securities  held by the Fund and against  increases  in the U.S.  dollar cost of such securities to be acquired.  Call options on foreign  currency  written by a
Fund will be covered,  which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the
Fund will establish a segregated  account with its custodian bank  consisting of cash, U.S.  Government  securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon  exercise of the put.

     As in the case of other  kinds of  options,  the  writing  of an  option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and Delaware Global Value Fund could be required to purchase or sell foreign currencies at disadvantageous  exchange rates, thereby incurring losses.  The  purchase  of an option  on  foreign  currency  may  constitute  an effective hedge against fluctuations in exchange rates,  although,  in the event of rate movements adverse to Delaware Global Value Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Foreign Securities
     Investors  should  recognize  that  investing in foreign  issuers  involves certain  considerations,  including those set forth in the Funds'  Prospectuses, which are not typically  associated  with  investing in United  States  issuers.
Since the stocks of foreign  companies  are  frequently  denominated  in foreign currencies,  and since a Fund may temporarily  hold uninvested  reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations,  and may incur costs in connection with conversions between various currencies.  The investment policies of each Fund permit it to enter into forward foreign currency  exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates.  Such contracts  involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Each Fund may be  subject  to  foreign  withholding  taxes on  income  from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

Futures
     Each Fund may enter  into  contracts  for the  purchase  or sale for future delivery of securities or foreign  currencies.  While futures  contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts are generally  terminated by entering into an  offsetting  transaction.  When a Fund enters into a futures  transaction,  it must  deliver to the futures  commission merchant  selected by the Fund an amount  referred to as "initial  margin." This amount is  maintained  by the futures  commission  merchant in an account at the
Fund's custodian bank.  Thereafter,  a "variation  margin" may be paid by a Fund to, or drawn by the Fund from,  such account in accordance with controls set for such accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     In  addition,  when a Fund engages in futures  transactions,  to the extent required by the SEC,  it will  maintain  with its  custodian  bank,  assets in a segregated  account to cover its  obligations  with  respect to such  contracts, which  assets will  consist of cash,  cash  equivalents,  or  high-quality  debt securities from its portfolio in an amount equal to

                                       7

the difference  between the fluctuating  market value of such futures  contracts and the  aggregate  value of the margin  payments made by a Fund with respect to such futures contracts.

     Each Fund may enter into such  futures  contracts  to protect  against  the adverse affects of  fluctuations  in interest or foreign  exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected  to  increase,  a Fund might  enter  into  futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase,  the value of the debt  securities in the portfolio would decline,  but the value of the futures  contracts to a Fund would increase at approximately  the same rate,  thereby keeping the net asset value ("NAV") of the Fund from declining as much as it otherwise would have.  Similarly,  when it is expected that interest rates may decline,  futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.
Since the  fluctuations in the value of futures  contracts  should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt  securities  without  actually  buying  them  until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     With  respect to options  on  futures  contracts,  when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the pricing of the option  compared to either the price of the futures contract upon which it is based, or the price of the underlying debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt  securities.  As with the purchase of futures  contracts,  when a Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration  of the option is below the  exercise  price,  a Fund will retain the full amount of the option  premium  which  provides a partial  hedge against any decline that may have occurred in the Fund's portfolio holdings.  The writing of a put option on a futures  contract  constitutes  a partial  hedge  against  the increasing  price of the security or foreign  currency which is deliverable upon exercise of the futures contract.  If the futures price at the expiration of the option is higher than the exercise  price,  the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

     If a put or call  option a Fund has  written  is  exercised,  the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  changes  in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses  from  existing  options on futures  may, to some  extent,  be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures  contract  is similar in some  respects  to the  purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's  portfolio  against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected  direction,  a Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may  realize  a loss.  For  example,  if a Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its  securities  which it has  because  it will  have  offsetting  losses in its futures position. In addition, in such situations,  if the Fund had insufficient cash,  it may be required to sell  securities  from its  portfolio to meet daily variation  margin  requirements.  Such  sales of  securities  may,  but will not necessarily,  be at increased prices which reflect the rising market. A Fund may be required to sell  securities at a time when it may be  disadvantageous  to do
so.

     Further,  with respect to options on futures contracts,  a Fund may seek to close out an option  position  by  writing  or  buying  an  offsetting  position covering the same  securities or contracts and have the same exercise  price

                                       8

and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

     It should be noted that the Trust on behalf of the Funds has filed with the
National Futures  Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity  Exchange Act,
as  amended,   and  the  rules  of  the  Commodity  Futures  Trading  Commission promulgated thereunder, with respect to each Fund's operation.  Accordingly, the
Funds are not subject to registration or regulation as CPOs.

Investment Company Securities
     Each Fund is permitted to invest in other investment  companies,  including open-end,  closed-end,  or unregistered investment companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with a  merger,  reorganization,  consolidation,  or  other  similar transaction.  However,  each Fund may not  operate  as a "fund of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments  by such a "fund of funds."  Under the 1940 Act's  limitations,  the
Fund may not (1) own more  than 3% of the  voting  stock of  another  investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company;  nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Non-Traditional Equity Securities
     Delaware  Emerging  Markets  Fund and  Delaware  Global Value Fund may each invest in convertible preferred stocks that offer enhanced yield features,  such as Preferred Equity  Redemption  Cumulative  Stock  ("PERCS"),  which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is  available on a company's  common  stock.  A PERCS is a preferred  stock which  generally  features a  mandatory  conversion  date,  as well as a capital appreciation  limit which is usually  expressed in terms of a stated price. Upon the conversion  date,  most PERCS convert into common stock of the issuer (PERCS
are  generally  not  convertible  into  cash  at  maturity).   Under  a  typical
arrangement,  if after a predetermined number of years the issuer's common stock is trading at a price below that set by the  capital  appreciation  limit,  each
PERCS would  convert to one share of common  stock.  If,  however,  the issuer's common  stock is trading at a price above that set by the  capital  appreciation limit,  the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market  price of the  issuer's  common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection.
However,  if called  early,  the issuer may pay a call  premium  over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The Funds may also invest in other enhanced convertible  securities.  These
include  but  are  not  limited  to  ACES   (Automatically   Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income  Cumulative   Securities),   and  DECS  (Dividend  Enhanced   Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation;  they are  typically  issued with three- to four-year  maturities;
they  typically  have some built-in call  protection  for the first two to three years; investors have the right to convert them into shares of common stock at a preset  conversion  ratio or hold them until maturity;  and upon maturity,  they will  automatically  convert to either cash or a  specified  number of shares of common stock.

Options
     Each Fund may  purchase  call  options or purchase put options and will not engage in option strategies for speculative purposes.

                                       9

     Each  Fund  may  invest  in  options  that are  either  listed  on U.S.  or
recognized    foreign    exchanges   or   traded    over-the-counter.    Certain
over-the-counter  options may be illiquid. Thus, it may not be possible to close options  positions  and this may have an adverse  impact on a Fund's  ability to effectively hedge its securities. A Fund will not, however, invest more than 15%
of its assets in illiquid securities.

     Purchasing Call Options:  Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets.

     When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the  option,  the Fund  obtains  the right to buy the  security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call  option,  who  receives  the premium upon writing the option, has the obligation,  upon exercise of the option, to deliver the underlying  security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio  characteristics  and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     A Fund may, following the purchase of a call option, liquidate its position by  effecting a closing sale  transaction.  This is  accomplished  by selling an option  of the same  series  as the  option  previously  purchased.  A Fund will realize a profit from a closing sale  transaction  if the price  received on the transaction  is more than the premium paid to purchase the original call option;
a Fund will realize a loss from a closing sale transaction if the price received on the  transaction  is less than the premium paid to purchase the original call option.

     Although a Fund will  generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an Exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions in  particular  options,  with the result that a Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund.

     Purchasing  Put Options:  Each Fund may invest up to 2% of its total assets in the purchase of put options.  A Fund will, at all times during which it holds a put option, own the security covered by such option.

     A put  option  purchased  by a Fund  gives it the  right to sell one of its securities  for an agreed price up to an agreed date. A Fund intends to purchase put  options  in order to protect  against a decline in the market  value of the underlying  security  below the  exercise  price less the  premium  paid for the option  ("protective  puts").  The ability to purchase  put options will allow a
Fund to protect  unrealized  gain in an  appreciated  security in its  portfolio without actually selling the security. If the security does not drop in value, a
Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities  underlying such option.  Such sale will  result in a net gain or loss  depending  on whether the amount  received  on the  sale is  more  or less  than  the  premium  and  other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Options on Foreign Currencies
     Each Fund may purchase and write options on foreign  currencies for hedging purposes  in a manner  similar  to that in which  futures  contracts  on foreign currencies,  or forward contracts,  will be utilized.  For example, a decline in the  dollar  value of a  foreign  currency  in which  portfolio  securities  are denominated will reduce the dollar value of such securities, even if their value in the foreign  currency  remains  constant.  In order to protect  against

                                       10

such diminutions in the value of portfolio  securities,  a Fund may purchase put options on the foreign  currency.  If the value of the currency does decline,  a
Fund will have the right to sell such currency for a fixed amount in dollars and will thereby  offset,  in whole or in part,  the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  a Fund may purchase call options thereon. The purchase of such options could  offset,  at least  partially,  the effects of the adverse movement in exchange rates.  As in the case of other types of options,  however, the benefit to a Fund deriving from purchases of foreign  currency  options will be  reduced by the amount of the  premium  and  related  transaction  costs.  In addition,  where currency  exchange rates do not move in the direction or to the extent  anticipated,  a Fund could  sustain  losses on  transactions  in foreign currency  options  which  would  require  it to forego a  portion  or all of the benefits of advantageous changes in such rates.

     A Fund may  write  options  on  foreign  currencies  for the same  types of hedging purposes.  For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated  securities due to adverse fluctuations in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of  portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated  increase in the dollar cost of  securities  to be acquired,  a Fund could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will  expire  unexercised  and  allow a Fund to  hedge  such increased cost up to the amount of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the
Fund would be required to  purchase  or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign  currencies,  a Fund also may be  required to forego all or a portion of the benefit which might  otherwise  have been obtained from favorable movements in exchange rates.

     Each Fund intends to write  covered call options on foreign  currencies.  A call option  written on a foreign  currency by a Fund is  "covered"  if the Fund owns the underlying  foreign currency covered by the call or has an absolute and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or for additional cash consideration held in a segregated account by the custodian  bank) upon  conversion  or exchange of other foreign  currency held in its  portfolio.  A call option is also covered if the Fund has a call on the same foreign  currency and in the same principal  amount as the call written where  the  exercise  price  of the call  held (a) is equal to or less  than the exercise price of the call written, or (b) is greater than the exercise price of the call  written if the  difference  is  maintained  by the Fund in cash,  U.S.
Government  securities,   or  other  high-grade  liquid  debt  securities  in  a
segregated account with its custodian bank.

     With respect to writing put options, at the time the put is written, a Fund will establish a segregated  account with its custodian bank consisting of cash,
U.S.  Government  securities or other  high-grade  liquid debt  securities in an amount  equal in value to the  amount  the  Fund  will be  required  to pay upon exercise of the put. The account will be maintained  until the put is exercised, has expired,  or the Fund has  purchased a closing put of the same series as the one previously written.

     In order to comply with the  securities  laws of one state, a Fund will not write put or call options if the aggregate  value of the  securities  underlying the  calls or  obligations  underlying  the puts  determined  as of the date the options are sold exceed 25% of the Fund's net assets.  Should  state laws change or the Trust receives a waiver of its  application for a Fund, the Funds reserve the right to increase this percentage.

Options on Stock Indices
      A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

                                       11

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make  delivery of this amount.  Gain or loss to a Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a Fund may  offset its  position  in stock  index options  prior to  expiration  by  entering  into a  closing  transaction  on an
Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard  and Poor's  500(R)Composite  Stock  Price Index ("S&P 500") or the New
York Stock Exchange  Composite  Index, or a narrower  market index,  such as the
Standard & Poor's 100 Index ("S&P  100").  Indices are also based on an industry or  market  segment  such as the AMEX  Oil and Gas  Index  or the  Computer  and
Business  Equipment  Index.  Options on stock  indices are  currently  traded on domestic  exchanges  such as: The Chicago Board Options  Exchange,  the New York
Stock Exchange (the "NYSE"), and American Stock Exchange,  as well as on foreign exchanges.

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Fund's  portfolio  securities.  Since a Fund's  portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability  effectively to hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained  and to take advantage of the liquidity available in the option markets.

Portfolio Loan Transactions

     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  Government  securities,  or irrevocable  letters of credit payable by banks acceptable to the Funds from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase,  the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time;  4) the  Fund  must  receive  reasonable  interest  on any  loan,  and any dividends,  interest,  or other  distributions on the lent  securities,  and any increase in the market value of such

                                       12

securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent  securities may pass to the borrower;
however,  if the  Trustees  of the Trust know that a  material  event will occur affecting an investment  loan,  they must either  terminate the loan in order to vote the proxy or enter into an  alternative  arrangement  with the  borrower to enable the trustees to vote the proxy.

     The  major  risk to  which a Fund  would be  exposed  on a  portfolio  loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the security  goes up.  Therefore,  each Fund will only enter into loan arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the  Board,  including  the  creditworthiness  of the  borrowing broker, dealer, or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Real Estate Investment Trusts (REITs)
     The Funds'  investments  in REITs  present  certain  further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying  property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are dependent on management  skills, are not diversified,  and are subject to the risks of financing projects.  REITs whose underlying assets include U.S.  long-term health care properties,  such as nursing,  retirement and assisted living homes,  may be impacted by U.S. federal regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks -
when  interest  rates  decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Repurchase Agreements
     While  each Fund is  permitted  to do so, it  normally  does not  invest in repurchase agreements, except to invest cash balances.

     The  funds  in  the  Delaware   Investments(R)  Family  (each  a  "Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an exemption (the "Order") from the  joint-transaction  prohibitions of
Section 17(d) of the 1940 Act to allow  certain  Delaware  Investments(R)  Funds jointly to invest cash  balances.  Each Fund may invest cash balances in a joint repurchase  agreement  in  accordance  with the terms of the  Order and  subject generally to the conditions described below.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield of the debt  security  during the  purchaser's  holding  period.  Should an issuer of a repurchase agreement fail to repurchase the underlying  security,  the loss to a
Fund,  if any,  would be the  difference  between the  repurchase  price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of  high-quality.  In addition,  a Fund must have collateral of at least 102% of the repurchase price,  including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

Rule 144A Securities

                                       13

     The  Funds may  invest in  restricted  securities,  including  unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  institutional buyers become,  for a time,  uninterested  in purchasing  these  securities.  After the purchase  of a Rule 144A  Security,  however,  the Board  and the  Manager  will continue to monitor the  liquidity of that security to ensure that a Fund has no more than 15% of its net assets in illiquid securities.

Russian Securities
     Delaware  Emerging  Markets Fund may invest to a limited  degree in Russian
Securities.  Investing in Russian  companies  involves a high degree of risk and special  considerations  not  typically  associated  with  investing in the U.S.
securities  markets,  and should be considered  highly  speculative.  Such risks include: (1) delays in settling portfolio  transactions and risk of loss arising out of Russia's system of share  registration and custody;  (2) the risk that it may be impossible  or more  difficult  than in other  countries to obtain and/or enforce a judgment;  (3)  pervasiveness  of corruption  and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments;  (5) higher rates of inflation (including the risk of social unrest  associated with periods of  hyper-inflation);  (6) controls on foreign  investment  and  local  practices  disfavoring  foreign  investors  and limitations on repatriation of invested capital,  profits, and dividends, and on the Fund's ability to exchange local currencies for U.S.  dollars;  (7) the risk that the  government  of Russia or other  executive  or  legislative  bodies may decide not to continue to support the economic reform programs implemented since the  dissolution  of the  Soviet  Union and  could  follow  radically  different political  and/or  economic  policies to the detriment of  investors,  including non-market-oriented  policies  such as the support of certain  industries at the expense of other  sectors or  investors,  or a return to the  centrally  planned economy that  existed  prior to the  dissolution  of the Soviet  Union;  (8) the
financial   condition  of  Russian   companies,   including   large  amounts  of
inter-company  debt which may create a payments crisis on a national scale;  (9)
dependency on exports and the corresponding  importance of international  trade;
(10) the risk that the  Russian  tax  system  will not be  reformed  to  prevent
inconsistent,   retroactive,  and/or  exorbitant  taxation;  and  (11)  possible difficulty in identifying a purchaser of securities  held by the Fund due to the underdeveloped nature of the securities markets.

     There is little historical data on Russian  securities markets because they are relatively new and a substantial  proportion of securities  transactions  in
Russia  are  privately  negotiated  outside of stock  exchanges.  Because of the recent formation of the securities markets as well as the  underdeveloped  state
of  the  banking  and  telecommunications  systems,  settlement,   clearing  and
registration  of  securities  transactions  are  subject to  significant  risks.
Ownership of shares (except where shares are held through depositories that meet the  requirements  of the 1940  Act) is  defined  according  to  entries  in the company's share register and normally evidenced by extracts from the register or by formal share certificates.  However,  there is no central registration system for shareholders and these services are carried out by the companies  themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective  state  supervision and it is possible for the Fund to lose its registration through fraud,  negligence or even mere oversight. In addition, while applicable  Russian  regulations impose liability on registrars for losses resulting  from their  errors,  it may be difficult  for the Fund to enforce any rights it may have  against the  registrar  or issuer of the  securities  in the event of loss of share  registration.  Furthermore,  although  a Russian  public enterprise with more than 1,000  shareholders is required by law to contract out the maintenance of its shareholder  register to an independent entity that meets certain  criteria,  in practice  this  regulation  has not always been  strictly enforced.  Because of this lack of independence,  management of a company may be able to  exert  considerable  influence  over  who can  purchase  and  sell  the company's  shares by  illegally  instructing  the  registrar to refuse to record transactions  in the share  register.  This  practice  may prevent the Fund from investing in the securities of certain Russian  companies deemed suitable by the
Investment  Manager.  Further,  this  also  could  cause a delay  in the sale of
Russian  company  securities  by the Fund if a  potential  purchaser  is  deemed unsuitable, which may expose the Fund to potential loss on the investment.

U.S. Government Securities

                                       14

     Although not a principal  strategy for the Funds,  for temporary  defensive purposes,  the Funds may invest in high-quality  debt instruments  issued by the
U.S. Government, its agencies, or instrumentalities (and which are backed by the full faith and credit of the U.S. Government), or issued by U.S. companies.

Zero-Coupon Securities
     Each Fund may also invest in zero-coupon bonds.  Zero-coupon bonds are debt obligations that do not entitle the holder to any periodic  payments of interest before  maturity or a specific  date when the  securities  begin paying  current interest.  Therefore,  they are issued and traded at a discount  from their face amounts or par value. The market prices of zero-coupon  securities are generally
more  volatile   than  the  market  prices  of  securities   that  pay  interest
periodically and are likely to respond to changes in interest rates to a greater degree than do  non-zero-coupon  securities having similar maturities and credit quality.  Current  federal  income tax law  requires  that a holder of a taxable zero-coupon  security  report as income  each year the  portion of the  original issue  discount of such security that accrues that year,  even though the holder receives no cash payments of interest during the year. The Fund has qualified as a regulated investment company under the Code. Accordingly,  during periods when a Fund receives no interest payments on its zero-coupon  securities,  it will be required,  in order to maintain its desired tax  treatment,  to distribute  cash approximating the income attributable to such securities.  Such distribution may require the sale of portfolio  securities to meet the distribution  requirements and such sales may be subject to the risk factor discussed above.

Special Risk Considerations
     Foreign Securities Risks. Each Fund has the right to purchase securities in any developed,  underdeveloped,  or emerging country.  Investors should consider carefully the  substantial  risks involved in investing in securities  issued by companies and governments of foreign nations. These risks are in addition to the usual risks  inherent  in  domestic  investments.  There is the  possibility  of expropriation,  nationalization,  or confiscatory  taxation,  taxation of income earned in foreign  nations or other taxes imposed with respect to investments in foreign nations,  foreign exchange control (which may include  suspension of the ability  to  transfer  currency  from  a  given  country),  default  in  foreign
government   securities,   political  or  social   instability,   or  diplomatic
developments  which could affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform  accounting,
auditing  and  financial  reporting   standards,   and  auditing  practices  and
requirements  may  not be  comparable  to  those  applicable  to  United  States companies.  In  particular,  the assets and profits  appearing on the  financial statements  of a  developing  or  emerging  country  issuer may not  reflect its financial  position or results of  operations in the way they would be reflected had the financial statements been prepared in accordance with the United States'
generally  accepted  accounting  principles.  Also,  for an  issuer  that  keeps accounting records in local currency, inflation accounting rules may require for both tax and  accounting  purposes,  that  certain  assets  and  liabilities  be restated on the  issuer's  balance  sheet in order to express  items in terms of currency or constant  purchasing  power.  Inflation  accounting  may  indirectly generate  losses or  profits.  Consequently,  financial  data may be  materially affected by restatements  for inflation and may not accurately  reflect the real condition of those issuers and securities markets.

     Further,  a Fund may  encounter  difficulty  or be unable  to pursue  legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States,  are likely to be higher.  Further,  the settlement  period of securities  transactions  in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries,  there is less government  supervision and regulation of business and industry practices,  stock exchanges,  brokers and listed companies than in the United  States,  and capital  requirements  for brokerage  firms are generally  lower.  The foreign  securities  markets of many of the  countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

                                       15

     Emerging Markets Securities Risks.  Compared to the United States and other developed  countries,  emerging  countries may have volatile social  conditions, relatively unstable governments and political systems, economies based on only a few industries  and economic  structures  that are less diverse and mature,  and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile  and, in the past,  securities  in these  countries  have offered greater  potential  for  gain (as well as loss)  than  securities  of  companies located in developed countries.  Until recently,  there has been an absence of a
capital  market  structure  or  market-oriented   economy  in  certain  emerging
countries.  Further,  investments and  opportunities  for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging  countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners,  limits on the types of companies in which  foreigners may invest,  and  prohibitions on foreign  investments  in issuers or  industries  deemed  sensitive  to  national interests.  Additional restrictions may be imposed at any time by these or other countries in which a Fund invests.  Also, the  repatriation  of both  investment income and capital from several  foreign  countries is restricted and controlled under  certain  regulations,  including,  in some  cases,  the need for  certain governmental  consents.  Although these  restrictions  may in the future make it undesirable to invest in emerging  countries,  the Manager does not believe that any current  repatriation  restrictions  would  affect its decision to invest in such countries. Countries such as those in which a Fund may invest, and in which
Delaware  Emerging  Markets  Fund  will  primarily  invest,   have  historically
experienced  and may continue to  experience,  substantial,  and in some periods extremely high, rates of inflation for many years, high interest rates, exchange rate  fluctuations  or currency  depreciation,  large amounts of external  debt,
balance  of  payments   and  trade   difficulties,   and  extreme   poverty  and
unemployment.  Other factors which may influence the ability or  willingness  to service debt include,  but are not limited to, a country's cash flow  situation, the  availability of sufficient  foreign  exchange on the date a payment is due, the  relative  size of its debt  service  burden to the economy as a whole,  its government's policy towards the International  Monetary Fund, the World Bank and
other  international   agencies,  and  the  political  constraints  to  which  a
government debtor may be subject. Under normal circumstances,  Delaware Emerging
Markets  Fund will  invest at least 65% of its  assets in equity  securities  of issuers organized or having a majority of their assets or deriving a majority of their  operating  income  in  at  least  three  different  countries  which  are considered to be emerging or developing.

     Foreign  Government  Securities  Risks.  With respect to investment in debt
issues  of  foreign  governments,   the  ability  of  a  foreign  government  or
government-related  issuer to make timely and ultimate  payments on its external debt  obligations  will also be strongly  influenced by the issuer's  balance of payments,  including export performance, its access to international credits and investments,  fluctuations  in  interest  rates,  and the extent of its  foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international  prices of these  commodities or imports.  To the extent that a country receives  payment for its exports in currencies other than dollars,  its ability  to make  debt  payments  denominated  in  dollars  could  be  adversely affected. If a foreign government or  government-related  issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks
and  multilateral   organizations,   and  inflows  of  foreign  investment.  The
commitment on the part of these foreign governments,  multilateral organizations and others to make such  disbursements  may be conditioned  on the  government's implementation  of economic  reforms and/or economic  performance and the timely service of its  obligations.  Failure to implement  such  reforms,  achieve such levels of economic  performance  or repay  principal  or  interest  when due may curtail the  willingness of such third parties to lend funds,  which may further impair the  issuer's  ability or  willingness  to service  its debts in a timely manner.  The cost of servicing  external  debt will also  generally be adversely affected by rising  international  interest  rates  because many  external  debt obligations  bear interest at rates which are adjusted based upon  international interest  rates.  The ability to service  external  debt will also depend on the level of the  relevant  government's  international  currency  reserves  and its access to foreign  exchange.  Currency  devaluations may affect the ability of a government issuer to obtain sufficient  foreign exchange to service its external debt.

                                       16

     As a result of the foregoing,  a foreign governmental issuer may default on its  obligations.  If such a default occurs,  a Fund may have limited  effective legal  recourse  against the issuer  and/or  guarantor.  Remedies  must, in some cases, be pursued in the courts of the defaulting party itself,  and the ability of the holder of foreign  government and  government-related  debt securities to obtain recourse may be subject to the political climate in the relevant country.
In addition,  no assurance can be given that the holders of commercial bank debt will not  contest  payments  to the  holders  of other  foreign  government  and government-related  debt  obligations  in  the  event  of  default  under  their commercial bank loan agreements.

     Among the  foreign  government  and  government  related  issuers  in which
Delaware  Emerging  Markets Fund may invest are certain  high yield  securities, including  so-called  "Brady  Bonds." The issuers of the foreign  government and government-related  high  yield  securities,  including  Brady  Bonds,  in which
Delaware  Emerging  Markets  Fund  may  invest  have  in  the  past  experienced substantial  difficulties  in servicing their external debt  obligations,  which have led to defaults on certain  obligations  and the  restructuring  of certain indebtedness.  Restructuring  arrangements  have  included,  among other things, reducing and rescheduling  interest and principal payments by negotiating new or amended  credit  agreements  or  converting  outstanding  principal  and  unpaid interest to Brady Bonds, and obtaining new credit to finance interest  payments.
Holders  of  certain  foreign  government  and  government-related   high  yield
securities  may be  requested  to  participate  in  the  restructuring  of  such obligations  and to  extend  further  loans to their  issuers.  There  can be no
assurance   that  the   Brady   Bonds   and   other   foreign   government   and
government-related high yield securities in which Delaware Emerging Markets Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments.  Furthermore,  certain participants in the secondary  market for such debt may be directly  involved in negotiating  the terms of these  arrangements  and may therefore  have access to information not available to other market participants.

     Brady Bonds are debt  securities  issued  under the  framework of the Brady
Plan,  an initiative  announced by former U.S.  Treasury  Secretary  Nicholas F.
Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external  indebtedness  (generally,  commercial bank debt). In restructuring its external debt under the Brady Plan  framework,  a debtor nation  negotiates with its existing bank lenders as well as multilateral institutions such as the World
Bank and the  International  Monetary Fund. The Brady Plan framework,  as it has developed,  contemplates  the  exchange of  commercial  bank debt for new issued bonds (Brady  Bonds).  The  investment  advisors  believe that economic  reforms undertaken by countries in connection  with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.  Investors,  however, should recognize that the Brady Plan only sets forth  general  guiding  principles  for  economic reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between  debtor  nations and their  creditors.  In addition,
Brady Bonds have been issued only recently and, accordingly,  do not have a long payment history.

     Risks Related to Additional Investment Techniques.  With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities  involved is generally not possible since the future value of such  securities in foreign  currencies will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection of short-term currency strategy is highly uncertain.

     It is  impossible  to forecast the market value of portfolio  securities at the expiration of the contract.  Accordingly,  it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the security is less than the amount of foreign  currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be  necessary to sell on the spot market some of the foreign  currency  received upon the sale of the  portfolio  security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

                                       17

     Delaware   Emerging  Markets  Fund  may  invest  up  to  35%  and  Delaware
International  Value Equity Fund may invest up to 15% of its net assets, in high yield, high-risk fixed income securities.  These securities are rated lower than
BBB by Standard & Poor's  ("S&P")  and Baa by Moody's  Investors  Service,  Inc.
("Moody's")  or, if unrated,  are  considered by the Manager to be of equivalent quality.  No Fund will  purchase  securities  rated lower than C by S&P or Ca by
Moody's,  or, if  unrated,  considered  to be of an  equivalent  quality to such ratings by the  Investment  Manager.  Fixed income  securities  of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund's portfolio holdings monthly, with a
30-day lag, on the Funds' Web site, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the Web site a month-end summary listing of the number of each Fund's securities,  country and asset allocations, and top
10  securities  and  sectors by  percentage  of  holdings  for each  Fund.  This information  is available  publicly to any and all  shareholders  free of charge once posted on the Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel, the Funds' financial printer, and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Funds,  the  Manager,  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Board  will be  notified  of any  substantial  change to the  foregoing procedures.  The Board also  receives an annual  report  from the Trust's  Chief
Compliance  Officer  which,  among other things,  addresses the operation of the
Trust's procedures concerning the disclosure of portfolio holdings information.

                                       18

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board.  Certain officers and Trustees of the Trust hold identical  positions in each of the other Delaware  Investments(R)  Funds.  [As of March 1, 2008, the
Trust's  officers and Trustees owned less than 1% of the  outstanding  shares of each Class of each Fund]. The Trust's Trustees and principal  officers are noted
below along with their birth dates and their  business  experience  for the past five years.  The Trustees  serve for indefinite  terms until their  resignation, death, or removal.

---------------- ---------------- ---------------- ---------------------- ------------- ----------------
                                                                            Number of
                                                                           Portfolios
                                                                            in Fund
                                                                             Complex          Other
                   Position(s)                           Principal         Overseen by    Directorships
Name, Address     Held with the    Length of Time   Occupation(s) During   Trustee or   Held by Trustee
and Birthdate         Funds           Served           Past 5 Years          Officer        or Officer
---------------- ---------------- ---------------- ---------------------- ------------- ----------------
Interested Trustees
---------------- ---------------- ---------------- ---------------------- ------------ -----------------
Patrick P.          Chairman,      Chairman and     Patrick P. Coyne has       84         Director --
Coyne(1)           President,      Trustee since      served in various                     Kaydon
2005 Market           Chief       August 16, 2006   executive capacities                  Corporation
Street              Executive                        at different times
Philadelphia,     Officer, and     President and        at Delaware
PA 19103             Trustee           Chief          Investments.(2)
                                     Executive
April 14, 1963                     Officer since
                                  August 1, 2006
---------------- ---------------- ---------------- ---------------------- ------------ -----------------
Independent Trustees
---------------- ---------------- ---------------- ---------------------- ------------- ----------------
Thomas L.            Trustee           Since        Private Investor --         84        Director --
Bennett                             March 2005         (March 2004 -                       Bryn Mawr
2005 Market                                              Present)                          Bank Corp.
Street                                                                                       (BMTC)
Philadelphia,                                      Investment Manager --                (April 2007 -
PA 19103                                            Morgan Stanley & Co.               Present)
                                                      (January 1984 -
October 4, 1947                                         March 2004)
---------------- ---------------- ---------------- ---------------------- ------------- ----------------
John A. Fry          Trustee           Since            President --            84        Director --
2005 Market                        January 2001     Franklin & Marshall                    Community
Street                                                    College                        Health Systems
Philadelphia,                                          (June 2002 -
PA 19103                                                 Present)                         Director --
                                                                                         Allied Barton
May 28, 1960                                          Executive Vice                       Security
                                                        President --                       Holdings
                                                       University of
                                                       Pennsylvania
                                                    (April 1995 - June
                                                           2002)
---------------- ---------------- ---------------- ---------------------- ------------- ----------------
Anthony D.           Trustee           Since       Founder and Managing        84             None
Knerr                               April 1990          Director --
2005 Market                                           Anthony Knerr &
Street                                                  Associates
Philadelphia,                                           (Strategic
PA 19103                                                Consulting)
                                                     (1990 - Present)
December 7,
1938
---------------- ---------------- ---------------- ---------------------- ------------- ----------------
Lucinda S.           Trustee           Since          Chief Investment          84            None
Landreth                            March 2005           Officer --
2005 Market                                           Assurant, Inc.
Street                                                  (Insurance)
Philadelphia,                                          (2002 - 2004)
PA 19103

June 24, 1947
---------------- ---------------- ---------------- ---------------------- ------------- -----------------

                                       19

---------------- ---------------- ---------------- ---------------------- ------------- ----------------
                                                                            Number of
                                                                           Portfolios
                                                                            in Fund          Other
                                                                             Complex     Directorships
                   Position(s)                           Principal         Overseen by  Held by Trustee/
Name, Address     Held with the    Length of Time   Occupation(s) During   Trustee or       Director
and Birthdate         Funds           Served           Past 5 Years          Officer       or Officer
---------------- ---------------- ---------------- ---------------------- ------------- ----------------
Ann R. Leven         Trustee           Since           Consultant --           84         Director and
2005 Market                        October 1989       ARL Associates                    Audit Committee
Street                                              (Financial Planning)                 Chairperson--
Philadelphia,                                        (1983 - Present)                     Andy Warhol
PA 19103                                                                                   Foundation

November 1,                                                                               Director and
1940                                                                                    Audit Committee
                                                                                            Chair --
                                                                                         Systemax Inc.
---------------- ---------------- ---------------- ---------------------- ------------- -----------------
Thomas F.            Trustee           Since        President and Chief        84          Director --
Madison                             May 1997(3)     Executive Officer --                  Banner Health
2005 Market                                         MLM Partners, Inc.
Street                                                (Small Business                      Director --
Philadelphia,                                          Investing and                       CenterPoint
PA 19103                                                Consulting)                          Energy
                                                      (January 1993 -
February 25,                                             Present)                         Director and
1936                                                                                    Audit Committee
                                                                                            Chair --
                                                                                         Digital River,
                                                                                              Inc.

                                                                                          Director and
                                                                                        Audit Committee
                                                                                            Member --
                                                                                             Rimage
                                                                                          Corporation

                                                                                           Director --
                                                                                            Valmont
                                                                                        Industries, Inc.
---------------- ---------------- ---------------- ---------------------- ------------- -----------------
Janet L.             Trustee           Since             Treasurer             84             None
Yeomans                             April 1999        (January 2006 -
2005 Market                                              Present)
Street
Philadelphia,                                        Vice President --
PA 19103                                                 Mergers &
                                                       Acquisitions
July 31, 1948                                          (January 2003
                                                     - January 2006),
                                                    and Vice President
                                                   (July 1995 - January
                                                           2003)
                                                      3M Corporation

                                                   Ms. Yeomans has held
                                                    various management
                                                      positions at 3M
                                                     Corporation since
                                                           1983.
---------------- ---------------- ---------------- ---------------------- ------------- -----------------
J. Richard           Trustee           Since             Founder --             84        Director and
Zecher                               March 2005     Investor Analytics                  Audit Committee
2005 Market                                          (Risk Management)                     Member --
Street                                             (May 1999 - Present)                     Investor
Philadelphia,                                                                              Analytics
PA 19103                                                 Founder --
                                                       Sutton Asset                       Director and
July 3, 1940                                            Management                      Audit Committee
                                                       (Hedge Fund)                        Member --
                                                     (September 1996 -                   Oxigene, Inc.
                                                         Present)
---------------- ---------------- ---------------- ---------------------- ------------- -----------------

                                       20

---------------- ---------------- ---------------- ---------------------- ------------- ----------------
                                                                            Number of
                                                                           Portfolios
                                                                            in Fund          Other
                                                                             Complex     Directorships
                   Position(s)                           Principal         Overseen by  Held by Trustee/
Name, Address     Held with the    Length of Time   Occupation(s) During   Trustee or       Director
and Birthdate         Funds           Served           Past 5 Years          Officer       or Officer
---------------- ---------------- ---------------- ---------------------- ------------- ----------------
Officers
---------------- ---------------- ---------------- ---------------------- ------------- -----------------
David F. Connor       Vice         Vice President    David F. Connor has        84           None(4)
2005 Market        President,          since          served as Vice
Street            Deputy General   September 2000   President and Deputy
Philadelphia,     Counsel, and      and Secretary    General Counsel at
PA 19103            Secretary       since October         Delaware
                                        2005        Investments(R) since
December 2,                                                2000.
1963

---------------- ---------------- ---------------- ---------------------- ------------- -----------------
David P.           Senior Vice      Senior Vice      David P. O'Connor         84           None(4)
O'Connor           President,       President,         has served in
2005 Market          General          General        various executive
Street            Counsel, and     Counsel, and     and legal capacities
Philadelphia,      Chief Legal      Chief Legal      at different times
PA 19103             Officer       Officer since        at Delaware
                                   October 2005        Investments.
February 21,
1966
---------------- ---------------- ---------------- ---------------------- ------------- -----------------
Richard Salus      Senior Vice         Chief         Richard Salus has         84           None(4)
2005 Market         President        Financial       served in various
Street                 and         Officer since    executive capacities
Philadelphia,         Chief        November 2006    at different times
PA 19103            Financial                           at Delaware
                     Officer                           Investments.
October 4, 1963
---------------- ---------------- ---------------- ---------------------- ------------- -----------------
Daniel V.         Vice President     Treasurer       Daniel V. Geatens         84           None(4)
Geatens            and Treasurer       Since           has served in
2005 Market                         October 25,      various capacities
Street                                 2007          at different times
Philadelphia,                                          at Delaware
PA 19103                                               Investments

October 26,
1972
---------------------------------------------------------------------------------------------------------

(1)  Patrick P. Coyne is considered to be an "Interested  Trustee" because he is an executive officer of Funds' investment manager.
(2)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and its  subsidiaries,  including  the  Funds'  investment manager, principal underwriter, and its transfer agent.
(3)  In 1997,  several  funds  managed by  Voyageur  Fund  Managers,  Inc.  (the
     "Voyageur Funds") were incorporated into the Delaware Investments Family of
     Funds.  Mr. Madison served as a director of the Voyageur Funds from 1993 to
     1997.
(4)  Messrs.  David F. Connor,  David P. O'Connor,  Richard Salus, and Daniel V.
     Geatens serve in similar  capacities  for the six portfolios of the Optimum
     Fund Trust, which have the same investment manager,  principal underwriter, and transfer agent as the Trust.

---------------------------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust. [TABLE TO BE CONFIRMED:]

----------------------- ----------------------------- --------------------- ---------------------------------
Name, Address, and       Position(s) Held with the         Length of          Principal Occupation(s) During
Birthdate                       Global Funds              Time Served                  Past 5 Years
----------------------- ----------------------------- --------------------- ---------------------------------
Edward A. ("Ned") Gray   Vice President and Senior          2 years            Vice President and Senior
2005 Market Street           Portfolio Manager                                Portfolio Manager -- Delaware
Philadelphia, PA                                                                  Investment Advisers
19103                                                                             (June 2005--Present)

May 21, 1958                                                                 Arborway Capital -- Co-Founder
                                                                                 (January -- June 2005)

                                                                             Senior Investment Professional
                                                                                -- Thomas Weisel Asset
                                                                                 Management (2002--2005)

                                                                             Senior Investment Professional
                                                                                     -- ValueQuest
                                                                                      (1987--2002)

----------------------- ----------------------------- --------------------- ---------------------------------

                                       21

----------------------- ----------------------------- ---------------- ---------------------------------
Name, Address, and       Position(s) Held with the      Length of        Principal Occupation(s) During
Birthdate                       Global Funds           Time Served                Past 5 Years
----------------------- ----------------------------- ---------------- ---------------------------------
Zoe A. Neale             Senior Vice President and       2 years       Senior Vice President and Chief
2005 Market Street                 Chief                                     Investment Officer --
Philadelphia, PA            Investment Officer -                             International Equity
19103                       International Equity                       Delaware Investment Advisers (a
                                                                        series of Delaware Management
July 8, 1963                                                                   Business Trust)
                                                                            (June 2005 -- Present)

                                                                        Arborway Capital -- Co-Founder
                                                                            (January -- June 2005)

                                                                        Senior Investment Professional
                                                                      -- Thomas Weisel Asset Management
                                                                                 (2002--2005)

                                                                        Senior Investment Professional
                                                                                -- ValueQuest
                                                                                 (1996--2002)

----------------------- ----------------------------- ---------------- ---------------------------------
Todd A. Bassion              Vice President and           1 year        Prior to becoming a portfolio
2005 Market Street           Portfolio Manager                           manager on January 25, 2006,
Philadelphia. PA 19103                                                     Mr. Bassion was a Senior
                                                                         Research Analyst at Delaware
March 18, 1977                                                                   Investments
                                                                            (June 2005 -- Present)

                                                                          Arborway Capital -- Senior
                                                                               Research Analyst
                                                                          (January 2005 -- June 2005)

                                                                        Thomas Weisel Asset Management
                                                                                      --
                                                                                Senior Analyst
                                                                                (2002 -- 2005)

                                                                       ValueQuest -- Research Associate
                                                                                (2000-- 2002)

----------------------- ----------------------------- ---------------- ---------------------------------
Liu-Er Chen              Senior Vice President            1 year        Senior Vice President and Chief
2005 Market Street              and  Chief                               Investment Officer-- Emerging
Philadelphia, PA           Investment Officer --                                Markets Equity
19103                     Emerging Markets Equity                       Delaware Investment Advisers (a
                                                                        series of Delaware Management
April 14, 1962                                                                 Business Trust)
                                                                          (September 2006-- Present)

                                                                        Evergreen Investment Management
                                                                         Company-- Various Positions
                                                                        with most recent being Managing
                                                                          Director & Senior Portfolio
                                                                                   Manager
                                                                                (1995-- 2006)
----------------------- ----------------------------- ---------------- ---------------------------------

     The following  table shows each Trustee's  ownership of shares of the Funds and of all Delaware Investments(R) Funds as of December 31, 2007.

[TABLE TO BE UPDATED:]
---------------------- ---------------------------------- ----------------------------
                                                              Aggregate Dollar Range
                                                           of Equity Securities in All
                                                              Registered Investment
                                                               Companies Overseen
                             Dollar Range of Equity            by Trustee in Family
 Name                        Securities in the Trust         of Investment Companies
--------------------------------------------------------- ----------------------------
Interested Trustee
---------------------- ---------------------------------- ----------------------------
Patrick P. Coyne             [Emerging Markets Fund            [Over $100,000]
                                 $10,001-$50,000
---------------------- ---------------------------------- ----------------------------

                                       22

---------------------- ---------------------------------- ----------------------------
                                                              Aggregate Dollar Range
                                                           of Equity Securities in All
                                                              Registered Investment
                                                               Companies Overseen
                             Dollar Range of Equity            by Trustee in Family
 Name                        Securities in the Trust         of Investment Companies
--------------------------------------------------------- ----------------------------
                         International Value Equity Fund
                                 Over $100,000]
--------------------------------------------------------------------------------------
Independent Trustees
---------------------- ---------------------------------- ----------------------------
Thomas L. Bennett                    [None]                         [None]
---------------------- ---------------------------------- ----------------------------
John A. Fry(1)                       [None]                    [Over $100,000]
---------------------- ---------------------------------- ----------------------------
Anthony D. Knerr                     [None]                  [$10,001 - $50,000]
---------------------- ---------------------------------- ----------------------------
Lucinda S. Landreth            [Global Value Fund             [$50,001-$100,000]
                                   $1-$10,000]
---------------------- ---------------------------------- ----------------------------
Ann R. Leven            [International Value Equity Fund       [Over $100,000]
                                $50,001-$100,000]
---------------------- ---------------------------------- ----------------------------
Thomas F. Madison       [International Value Equity Fund     [$10,001 - $50,000]
                                   $1-$10,000]
---------------------- ---------------------------------- ----------------------------
Janet L. Yeomans             [Emerging Markets Fund            [Over $100,000]
                                $10,001-$50,000]
---------------------- ---------------------------------- ----------------------------
J. Richard Zecher                    [None]                   [$10,001-$50,000]
--------------------------------------------------------------------------------------

(1) As of December  31,  2007,  John A. Fry held  assets in a 529 Plan  account.
Under the terms of the Plan,  a portion  of the  assets  held in the Plan may be invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2007.

                                       23

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from the Delaware
Investments(R) Funds for which he or she serves as a Trustee or Director for the fiscal year ended November 30, 2007.  Only the Trustees of the Trust who are not
"interested  persons"  as  defined  by the  1940  Act  (i.e.,  the  "Independent
Trustees") receive compensation from the Funds. The following table provides, in addition,  information  on the  retirement  benefits  accrued on behalf of those
Trustees    eligible   to   receive   such    benefits    under   the   Delaware
Investments(R)Retirement  Plan for  Trustees/Directors  (the "Retirement Plan").
This plan was recently terminated as more fully described below.

                                                             Total Compensation
                                                                from  the
                                             Retirement     Investment Companies
                         Aggregate       Benefits  Accrued    in the Delaware
                        Compensation       as Part of Fund    Investments(R)
Trustee                from the Trust       Expenses(1)           Complex(2)
---------------------- --------------- -------------------- --------------------
Thomas L. Bennett           $[ ]                $[ ]                 $[ ]

John A. Fry                 $[ ]                $[ ]                 $[ ]

Anthony D. Knerr            $[ ]                $[ ]                 $[ ]

Lucinda S. Landreth         $[ ]                $[ ]                 $[ ]

Ann R. Leven                $[ ]                $[ ]                 $[ ]

Thomas F. Madison           $[ ]                $[ ]                 $[ ]

Janet L. Yeomans            $[ ]                $[ ]                 $[ ]

J. Richard Zecher           $[ ]                $[ ]                 $[ ]

(1)  Figures  reflect  amounts  already  accrued under the  Retirement  Plan and additional amounts accrued to effect the termination of the Retirement Plan for the Delaware  Investments  (R) Funds that are series of the Trust as of
     November 30,  2006.  The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Delaware
     Investments  (R) Funds  within the Fund Complex that are subject to expense limitations.

(2)  Effective December 1, 2006, each Independent  Trustee/Director will receive an annual  retainer fee of $100,000 for serving as a  Trustee/Director  for all 31 investment  companies in the Delaware  Investments(R)  Family,  plus
     $5,000  per day for  attending  each  Board  Meeting  held on behalf of all investment  companies  in  the  complex.  Members  of  the  Nominating  and
     Corporate Governance Committee,  Audit Committee, and Investments Committee
     receive  additional  compensation  of  $2,500  for each  Committee  meeting attended.  In addition,  the chairperson of the Audit Committee receives an annual retainer of $25,000,  the  chairperson of the Investments  Committee receives  an  annual  retainer  of  $20,000,  and  the  chairperson  of the
     Nominating and Corporate Governance  Committees receives an annual retainer
     of  $15,000.  The   Lead/Coordinating   Trustee/Director  of  the  Delaware
     Investments(R)  Funds  receives an additional  annual  retainer of $35,000.
     These amounts do not include  payments  related to the  termination  of the
     Retirement Plan.

     Until  the  Retirement  Plan's   termination,   as  described  below,  each
Independent  Trustee who, at the time of his or her retirement  from the Boards, having  attained  the age of 70 and  served  on the  Boards  for at  least  five continuous years, was entitled to receive payments from each investment  company in the  Delaware  Investments(R)  Family  for  which  he or she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

                                       24

     The table below sets forth the  estimated  annual  retirement  benefit that would have been payable  under the  Retirement  Plan at  specified  compensation levels and years of service.  Trustees  credited  with years of service  through
December 31, 2006 are: Mr. Knerr (17 years),  Ms. Leven (17 years),  Mr. Madison
(13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years). During the fiscal year ended November 30, 2006, two former Trustees of the Trust were receiving  yearly benefits under the  Retirement  Plan:  Mr. Walter P. Babich  ($70,000),  and Mr.
Charles E. Peck ($50,000).

-------------------------------- ------------------------------------------------
                                                 Years of Service
-------------------------------- -------------------- -------------------------
Amount of Annual Retainer Paid
in Last Year of Service                0-4 Years        5 Years or More
-------------------------------- -------------------- -------------------------
          $50,000(1)                      $0                $50,000
-------------------------------- -------------------- -------------------------
          $70,000(2)                      $0                $70,000
-------------------------------- -------------------- -------------------------
          $80,000(3)                      $0                $80,000
-------------------------------- -------------------- -------------------------

(1)  Reflects final annual retainer for Charles E. Peck, a retired trustee.
(2)  Reflects final annual retainer for Walter P. Babich, a retired trustee.
(3)  Reflects  annual  retainer at the time of termination for Anthony D. Knerr,
     Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and John A. Fry.

     The Board of  Trustees/Directors  of all the Delaware  Investments(R) Funds
voted  to   terminate   the   Delaware   Investments(R)   Retirement   Plan  for
Trustees/Directors,  effective November 30, 2006. As a result of the termination of the Retirement Plan, no further benefits will accrue to any current or future directors and a one-time  payment of benefits  earned under the Retirement  Plan will  be  paid  to  eligible  Trustees/Directors.  The  amount  of  the  payment represents the benefits to which the current  Trustee/Director is entitled under the terms of the Retirement  Plan.  The  calculation of such amount is based on:
(1) the annual retainer amount as of the date of termination ($80,000), (2) each
Trustee/Director's  years  of  service  as of the  date of  termination  (listed
above),   and  (3)  the   actuarially   determined   life   expectancy  of  each
Trustee/Director. The payments thus calculated are discounted to present value.

     The net present value of the benefits  accrued under the plan to which each
such   Independent   Trustee/Director   is   entitled   was   calculated   by  a
licensed/certified  actuary  and then  reviewed  and  approved  by the  Delaware
Investments  (R) Funds'  Independent  Directors who had no benefits vested under the Plan.  The  amounts  being  paid in 2007 are as  follows:  Anthony  D. Knerr
($702,373),  Ann R. Leven  ($648,635),  Thomas F. Madison  ($696,407),  Janet L.
Yeomans ($300,978), and John A. Fry ($155,030).

         The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting  firm  and the  full  Board.  The  Trust's  Audit
Committee  consists  of the  following  [four  Independent  Trustees:  Thomas F.
Madison,  Chairman; Thomas L. Bennett; Janet L. Yeomans; and J. Richard Zecher].
The Audit Committee held [eight] meetings during the Trust's last fiscal year.

                                       25

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies,  and  considers the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.   The  Nominating  Committee  will  consider  shareholder
recommendations for nomination to the Board only in the event there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the
Nominating and Corporate Governance Committee, c/o Delaware Investments Funds at
2005  Market  Street,  Philadelphia,  Pennsylvania  19103.  Shareholders  should include  appropriate  information on the background  and  qualifications  of any persons  recommended  (e.g.,  a  resume),  as  well as the  candidate's  contact information  and a written  consent from the candidate to serve if nominated and elected.  Shareholder  recommendations  for  nominations  to the  Board  will be accepted on an ongoing basis and such  recommendations  will be kept on file for consideration  when there is a vacancy on the Board.  The Committee  consists of the following [four  Independent  Trustees:  John A. Fry,  Chairman;  Anthony D.
Knerr;  Lucinda S.  Landreth;  and Ann R. Leven  (ex-officio)].  The  Nominating
Committee held [seven] meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The Committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Funds  by  the  Manager  as  well  as any sub-advisors;  (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed  amendments to existing  agreements  and to recommend what action the full Board and the Independent  Directors/Trustees take regarding the approval of all such  proposed  agreements;  and (iii)  review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following [four Independent Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth,  Janet L. Yeomans; and J. Richard Zecher].  The Investments  Committee
was  established  on October 25,  2006.  The  Investments  Committee  held [two]
meetings during the Trust's last fiscal year.

Code of Ethics
     The  Trust,   the  Manager,   the   Distributor,   and  Lincoln   Financial
Distributors,  Inc. (the Funds' financial intermediary  wholesaler) have adopted
Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940
Act, which govern personal securities  transactions.  Under the Codes of Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
     The Trust has  formally  delegated  to the Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Funds.  If and when  proxies  need to be voted on behalf of the  Funds,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee"),  which is responsible for overseeing the Manager's proxy  voting  process for the Funds.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Funds.

                                       26

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and vote proxies  generally in accordance with the Procedures.  The Committee is responsible for overseeing  ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote.  Information,  if any,  regarding how a Fund voted proxies relating to portfolio  securities  during the most recent  12-month  period ended June 30 is
available    without    charge   (i)    through   the   Funds'   Web   site   at
www.delawareinvestments.com; and (ii) on the SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline stating that  recommendations of company management on an issue  (particularly  routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager  will  normally  vote  against  management's  position  when it runs counter to its specific  Proxy Voting  Guidelines  (the  "Guidelines"),  and the
Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and direction of the Board.  The Manager also  provides  investment
management  services  to  all  of  the  other  Delaware   Investments(R)  Funds.
Affiliates  of  the  Manager  also  manage  other  investment  accounts.   While
investment  decisions  for the Funds are made  independently  from  those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the Funds. The Manager pays the salaries of all Trustees,  officers,  and employees who are  affiliated with both the Manager and the Trust.

                                       27

     The Manager and its predecessors have been managing Delaware Investments(R)
Funds since 1938.  As of  September  30,  2007,  the Manager and its  affiliates within  Delaware  Investments  were  managing in the aggregate in excess of $160 billion in assets in various  institutional  or separately  managed,  investment company, and insurance accounts.  The Manager is a series of Delaware Management
Business  Trust,  which is a subsidiary of Delaware  Management  Holdings,  Inc.
("DMH").  DMH is a subsidiary,  and subject to the ultimate control,  of Lincoln
National Corporation  ("Lincoln").  Lincoln,  with headquarters in Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware  Investments  is the marketing name for DMH and its  subsidiaries.  The
Manager  and its  affiliates  own  the  name  "Delaware  Group."  Under  certain circumstances,  including the termination of the Trust's  advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the
Manager and its affiliates  could cause the Trust to remove the words  "Delaware
Group" from its name.

     Mondrian,  located at 5th Floor,  10 Gresham Street,  London,  England EC2V
7JD,  previously  served as the sub-advisor for Delaware  Emerging Markets Fund,
Delaware  International  Value Equity Fund, and Delaware Global Value Fund until
September 25, 2006, May 1, 2006, and March 30, 2006, respectively.  Effective on those respective dates, the Manager became responsible for day-to-day management of the Funds and Mondrian no longer served as the Funds' sub-advisor.

     The Investment  Management  Agreement  between each Fund and the Manager is dated  September 24, 2005 and was approved by  shareholders  on August 30, 2004.
The Investment  Management Agreement had an initial term of two years and may be renewed  each year so long as such  renewal  and  continuance  are  specifically approved  at  least  annually  by the  Board  or by  vote of a  majority  of the outstanding  voting  securities  of the Funds,  and only if the terms of and the renewal  thereof have been approved by the vote of a majority of the Independent
Trustees of the Trust who are not parties  thereto or interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Investment  Management Agreement is terminable without penalty on
60 days' notice by the Trustees of the Trust or by the Manager.  The  Investment
Management   Agreement  will  terminate   automatically  in  the  event  of  its
assignment.

     The management fee rate schedule for each Fund is as follows:

------------------------------------------ -------------------------------------
                                                    Management Fee Schedule
                                                  (annual rate as a percentage
Fund                                                 of daily net assets)
------------------------------------------ -------------------------------------
Delaware International Value Equity Fund   0.85% on the first $500 million;
Delaware Global Value Fund                 0.80% on the next $500 million;
                                           0.75% on the next $1.5 billion; and
                                           0.70% on assets in excess of $2.5
                                           billion.
------------------------------------------ -------------------------------------
Delaware Emerging Markets Fund             1.25% on the first $500 million;
                                           1.20% on the next $500 million;
                                           1.15% on the next $1.5 billion; and
                                           1.10% on assets in excess of $2.5
                                           billion.
------------------------------------------ -------------------------------------

                                       28

The  investment  management  fees  incurred for the last three fiscal years with respect to each Fund were as follows:

------------------------ ------------------ ------------------- --------------------
Fund                     November 30, 2007  November 30, 2006   November 30, 2005
------------------------ ------------------ ------------------- --------------------
Delaware International   $[   ] earned      $8,535,287 earned   $6,106,908 earned
Value Equity Fund        $[   ] paid        $8,274,348 paid     $6,106,908 paid
                         $[   ] waived      $260,939 waived     $0 waived
------------------------ ------------------ ------------------- --------------------
Delaware Emerging        $[   ] earned      $14,789,434 earned  $10,256,162 earned
Markets Fund             $[   ] paid        $14,789,434 paid    $10,256,162 paid
                         $[   ] waived      $0 waived           $0 waived
------------------------ ------------------ ------------------- --------------------
Delaware Global Value    $[   ] earned      $412,505 earned     $414,894 earned
Fund                     $[   ] paid        $312,859 paid       $350,486 paid
                         $[   ] waived      $99,646 waived      $64,408 waived
------------------------ ------------------ ------------------- --------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement, each
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include the Funds' proportionate share of certain other administrative expenses;
investment  management  fees;  transfer and dividend  disbursing fees and costs;
accounting   services;   custodian   expenses;   federal  and  state  securities
registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor
     The  Distributor,   located  at  2005  Market  Street,   Philadelphia,   PA
19103-7094,  serves as the national  distributor  of the Trust's  shares under a
Distribution  Agreement  dated May 15, 2003. The  Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments  by the Fund  Classes  under their  respective  Rule 12b-1  Plans.  The
Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The
Distributor has agreed to use its best efforts to sell shares of the Funds.  See the  Prospectuses  for  information  on how to  invest.  Shares of the Funds are offered on a continuous  basis by the Distributor  and may be purchased  through authorized  investment  dealers or directly by contacting the Distributor or the
Trust.  The  Distributor  also  serves  as  national  distributor  for the other
Delaware  Investments(R)  Funds.  The Board  annually  reviews  fees paid to the
Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after re-allowances to dealers, as follows:

--------------------------------------------------------------------------
                Delaware International Value Equity Fund
                             Class A Shares
------------------ ------------------ ----------------- ------------------
                         Total
                                                               Net
Fiscal                 Amount of          Amounts          Commission
Year                 Underwriting        Re-allowed          to the
Ended                 Commissions        To Dealers        Distributor
------------------ ------------------ ----------------- ------------------
11/30/07                $[    ]           $[    ]            $[    ]
------------------ ------------------ ----------------- ------------------
11/30/06               $749,241          $632,186           $117,055
------------------ ------------------ ----------------- ------------------
11/30/05             $1,257,312        $1,062,378           $194,934
------------------ ------------------ ----------------- ------------------

                                       29

--------------------------------------------------------------------------
                     Delaware Emerging Markets Fund
                             Class A Shares
------------------ ------------------ ----------------- ------------------
                         Total
                                                               Net
Fiscal                 Amount of          Amounts          Commission
Year                 Underwriting        Re-allowed          to the
Ended                 Commissions        to Dealers        Distributor
------------------ ------------------ ----------------- ------------------
11/30/07                $[    ]           $[    ]            $[    ]
------------------ ------------------ ----------------- ------------------
11/30/06               $265,099          $222,923            $42,176
------------------ ------------------ ----------------- ------------------
11/30/05             $3,345,096        $2,816,397           $528,699
------------------ ------------------ ----------------- ------------------

-------------------------------------------------------------------------
                       Delaware Global Value Fund
                             Class A Shares
----------------- ------------------ ------------------ -----------------
                        Total
                                                              Net
Fiscal                Amount of           Amounts          Commission
Year                Underwriting        Re-allowed          to the
Ended                Commissions        to Dealers        Distributor
----------------- ------------------ ------------------ -----------------
11/30/07               $[    ]            $[    ]           $[    ]
----------------- ------------------ ------------------ -----------------
11/30/06              $245,460           $209,029           $36,431
----------------- ------------------ ------------------ -----------------
11/30/05              $112,176            $94,038           $18,138
----------------- ------------------ ------------------ -----------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  limited  contingent  deferred sales charge ("Limited CDSC") payments with respect to Class A Shares of each Fund as follows:

--------------------------------------------------------------------------
                          Limited CDSC Payments
------------------ ----------------- ------------------ ------------------
                       Delaware           Delaware           Delaware
                     International        Emerging         International
Fiscal               Value Equity         Markets           Small Cap
Year                     Fund               Fund           Value Fund
Ended                  Class A            Class A            Class A
------------------ ----------------- ------------------ ------------------
11/30/07               $[    ]            $[    ]            $[    ]
------------------ ----------------- ------------------ ------------------
11/30/06                  $432            $94,220                $13
------------------ ----------------- ------------------ ------------------
11/30/05                    $0                 $0                 $0
------------------ ----------------- ------------------ ------------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  contingent  deferred sales charge ("CDSC")  payments with respect to
Class B Shares of the Funds as follows:

-----------------------------------------------------------------------
                            CDSC Payments
------------------ ---------------- ----------------- -----------------
                      Delaware          Delaware          Delaware
                    International       Emerging        International
Fiscal              Value Equity        Markets           Small Cap
Year                    Fund             Fund            Value Fund
Ended                  Class B          Class B           Class B
------------------ ---------------- ----------------- -----------------
11/30/07              $[    ]           $[    ]           $[    ]
------------------ ---------------- ----------------- -----------------
11/30/06              $42,112           $59,038           $10,205
------------------ ---------------- ----------------- -----------------
11/30/05              $87,186           $68,938           $26,324
------------------ ---------------- ----------------- -----------------

                                       30

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate, CDSC payments with respect to Class C Shares of each Fund as follows:

-----------------------------------------------------------------------
                            CDSC Payments
------------------ ---------------- ----------------- -----------------
                      Delaware          Delaware          Delaware
                    International       Emerging        International
Fiscal              Value Equity        Markets           Small Cap
Year                    Fund             Fund            Value Fund
Ended                   Class C           Class C          Class C
------------------- ----------------- ---------------- ----------------
11/30/07                $[    ]          $[    ]          $[    ]
------------------- ----------------- ---------------- ----------------
11/30/06                $27,166          $59,897           $1,979
------------------- ----------------- ---------------- ----------------
11/30/05                $21,346          $96,102           $1,032
------------------- ----------------- ---------------- ----------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Funds'  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary  Agreement") with the Distributor as of January 1, 2007.
LFD is  primarily  responsible  for  promoting  the sale of Fund shares  through
broker/dealers,   financial   advisors,   and  other  financial   intermediaries
(collectively,  "Financial  Intermediaries").  The address of LFD is 2001 Market
Street,  Philadelphia,  PA 19103-7055.  The Distributor  pays LFD for the actual
expenses   incurred  by  LFD  in  performing  its  duties  under  the  Financial
Intermediary  Agreement as determined  by the  Distributor's  monthly  review of
information   retrieved  from  Lincoln  Financial  Group's   applicable  expense
management  system.  Based on this review,  the Distributor may request that LFD provide  additional  information  describing  its expenses in detail  reasonably acceptable to the  Distributor.  The fees  associated with LFD's services to the
Fund are borne exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware Service Company,  Inc.  ("DSC"),  an affiliate of the Manager,  is located at 2005 Market Street,  Philadelphia,  PA 19103-7094,  and serves as the
Funds'  shareholder  servicing,  dividend  disbursing,  and transfer  agent (the
"Transfer Agent") pursuant to a Shareholder  Services  Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing,  and transfer agent for other  Delaware  Investments(R)  Funds.  The
Transfer  Agent  is  paid  a fee by  the  Funds  for  providing  these  services consisting  of an annual per account  charge of $27.00 for each open and $10 for each closed  account on its records and each  account  held on a  sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     Each Fund has authorized,  in addition to the Transfer  Agent,  one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other  intermediaries  to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

     DST Systems,  Inc.  ("DST")  provides  sub-transfer  agency services to the
Funds.  In  connection  with  these  services,  DST  administers  the  overnight investment of cash pending  investment  in the Funds or payment of  redemptions.
The proceeds of this  investment  program are used to offset the Funds' transfer agency expenses.

Fund Accountant

     Effective October 1, 2007, Mellon Bank, N.A. ("Mellon"), One Mellon Center,
Pittsburgh PA 15258,  provides  fund  accounting  and  financial  administration services to each Portfolio.  Those services include performing functions related
to  calculating   each  Portfolio's  NAV  and  providing   financial   reporting
information,   regulatory   compliance  testing  and  other  related  accounting
services.  For these  services,  each Portfolio pays Mellon an asset-based  fee, subject  to  certain  fee  minimums  plus  certain  out-of-pocket  expenses  and transactional charges.

                                       31

Effective October 1, 2007, Delaware Service Company,  Inc. ("DSC") provides fund accounting and financial  administration  oversight  services to the Portfolios.
Those  services  include  overseeing  the  Portfolios'   pricing  process,   the
calculation and payment of fund expenses, and financial reporting in shareholder reports,  registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Portfolio NAVs and performance data. For these services,  each Portfolio pays
DSC an asset-based fee, plus certain  out-of-pocket  expenses and  transactional charges.  The fees  payable  to  Mellon  and DSC under  the  service  agreements described  above will be allocated among all Delaware  Investments(R)Funds  on a relative NAV basis.  Prior to October 1, 2007, DSC provided fund  accounting and financial  administration  services to the  Delaware  Investments(R)Funds  at an annual rate of 0.04% of each such Fund's average daily net assets.

Custodian
     Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15258, also serves as custodian of each Fund's  securities  and cash.  As custodian  for the
Funds, Mellon maintains a separate account or accounts for each Fund;  receives, holds, and releases portfolio  securities on account of each Fund;  receives and disburses  money on behalf of each Fund;  and collects  and receives  income and other payments and distributions on account of each Fund's portfolio securities.
Mellon  also serves as the Funds'  custodian  for their  investments  in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible  as of November 30,
2007.

                                                           No. of      Total Assets in
                                                        Accounts with   Accounts with
                               No. of     Total Assets  Performance-    Performance-
                              Accounts       Managed     Based Fees      Based Fees
Edward A. Gray
    Registered Investment        [ ]           $[ ]          [ ]             $[ ]
    Companies
    Other Pooled Investment      [ ]           $[ ]          [ ]             $[ ]
    Vehicles
    Other Accounts               [ ]           $[ ]          [ ]             $[ ]
Zoe A. Neale                     [ ]           $[ ]          [ ]             $[ ]
    Registered Investment        [ ]           $[ ]          [ ]             $[ ]
    Companies
    Other Pooled Investment      [ ]           $[ ]          [ ]             $[ ]
    Vehicles
    Other Accounts               [ ]           $[ ]          [ ]             $[ ]
Todd A. Bassion                  [ ]           $[ ]          [ ]             $[ ]
    Registered Investment        [ ]           $[ ]          [ ]             $[ ]
    Companies
    Other Pooled Investment      [ ]           $[ ]          [ ]             $[ ]
    Vehicles
    Other Accounts               [ ]           $[ ]          [ ]             $[ ]
Liu-Er Chen                      [ ]           $[ ]          [ ]             $[ ]
    Registered Investment        [ ]           $[ ]          [ ]             $[ ]
    Companies
    Other Pooled Investment      [ ]           $[ ]          [ ]             $[ ]
    Vehicles
    Other Accounts               [ ]           $[ ]          [ ]             $[ ]

                                       32

Description of Potential Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  funds or  accounts  similar  to those  provided  to the Funds and the investment  action for each such other fund or account and the Funds may differ.
For example,  an account or fund may be selling a security,  while a Fund may be purchasing or holding the same security. As a result,  transactions executed for one fund or account may adversely affect the value of securities held by another fund,  account,  or a Fund.  Additionally,  the  management of multiple funds or accounts  and the Funds may give rise to potential  conflicts of interest,  as a portfolio  manager must allocate  time and effort to multiple  funds or accounts and the Funds. A portfolio  manager may discover an investment  opportunity that may be suitable for more than one account or fund.  The  investment  opportunity may be limited,  however, so that all funds or accounts for which the investment would be  suitable  may not be able to  participate.  The  Manager  has  adopted procedures  designed to allocate  investments  fairly across  multiple funds and accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus:  Each portfolio  manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative  factors.  The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management  fees and expenses,  including fund waiver  expenses,  for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately  80% of the bonus is  quantitatively  determined.  For  investment companies,  each manager is compensated  according to a Fund's Lipper peer group percentile  ranking on a one-year and  three-year  basis.  For managed  separate accounts the  portfolio  managers  are  compensated  according to the  composite percentile  ranking in consultant  databases.  There is no objective award for a fund that falls below the 50th  percentile  for a given time period.  There is a
sliding  scale  for  investment   companies  that  are  ranked  above  the  50th
percentile.  The  managed  separate  accounts  are  compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by the  Manager  and takes  into  account  subjective  factors.  Some  portfolio managers may receive a guaranteed  bonus due their limited amount of time on the product.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware Investments U.S., Inc., is an indirect,  wholly owned subsidiary of DMH and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating  in the growth of the Manager.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the  Manager  in its  full  discretion.  Option  awards  may be based in part on seniority. The fair market value of the shares is normally determined as of June
30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the  shareholder  may put them back to the issuer or the shares may be called back from the shareholder.

                                       33

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three-year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards may be equal to,  greater  than, or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of November 30, 2007, [ ] owned $[ ] to $[ ] shares of [ ].

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will  provide  best  execution  for the  Funds.  Best  execution  refers to many factors,  including  the price paid or received for a security,  the  commission charged,  the promptness and reliability of execution,  the  confidentiality and placement  accorded the order,  and other factors  affecting the overall benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy  securities  directly from the dealer or sell them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent  of a commission.  When a commission is paid, a Fund pays  reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Funds were as follows:

                                                       November 30,
                                              2007            2006          2005
                                           -------   -------------    ----------
Delaware International Value Equity Fund   $[    ]   $1,223,835(1)      $596,882
Delaware Emerging Markets Fund             $[    ]      $3,863,592    $3,182,120
Delaware Global Value Fund                 $[    ]         $80,059       $52,910

(1)  The Delaware  International  Value Equity  Fund's  portfolio  holdings were repositioned  when there was a change in its  portfolio  managers in May 1,
     2006,  which  resulted  in an  increased  portfolio  turnover  rate  and an increase in brokerage commissions paid by the Fund.

     The Manager may allocate,  out of all commission  business generated by all
of  the  funds  and  accounts  under  its  management,   brokerage  business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include providing advice,  either directly or through  publications or writings, as to the value of securities,  the advisability of investing in,  purchasing or selling securities,  and the availability of securities or purchasers or sellers
of  securities;   furnishing  of  analyses  and  reports   concerning   issuers,
securities, or industries; providing information on economic factors and trends;
assisting in determining  portfolio  strategy;  providing  computer software and
hardware  used  in  security  analyses;   and  providing  portfolio  performance
evaluation and technical market analyses.  Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual

                                       34

funds  and  separate  accounts  managed  by it,  and  may not be  used,  or used exclusively,  with respect to the mutual fund or separate account generating the brokerage.

                                       35

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Funds' Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute, in some part, brokerage and research services used by the Manager in connection with its investment  decision-making process and constitute,  in some part,  services used by the Manager in connection with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers who provide daily portfolio pricing services to each
Fund and to other  Delaware  Investments(R)  Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     [During their last fiscal year, no portfolio transactions of the Funds were directed to brokers for brokerage and research services.]

     [As of November 30,  2007,  the Funds did not own any  securities  of their regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.]

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that receives  allocation  may be allocated an average price obtained from the  executing  broker.  It is  believed  that the  ability of the  accounts  to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Trust's  Board that the  advantages  of combined  orders  outweigh  the possible disadvantages of separate transactions.

     Consistent  with the  Financial  Industry  Regulatory  Authority  ("FINRA")
rules,  and subject to seeking best  execution,  the Funds may place orders with broker/dealers  that have  agreed  to  defray  certain  Fund  expenses,  such as custodian fees.

     The Funds have the  authority  to  participate  in a  commission  recapture program.  Under the program and subject to seeking best  execution (as described in the first paragraph in this section),  the Funds may direct certain  security trades to brokers who have  agreed to rebate a portion of the related  brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized  gain on securities in the  appropriate  financial  statements of the
Funds.  The Manager and its affiliates have previously and may in the future act as an investment  manager to mutual funds or separate  accounts  affiliated with the administrator of the commission  recapture program. In addition,  affiliates of the administrator act as consultants in helping  institutional clients choose investment  managers and may also  participate  in other types of businesses and provide other services in the investment management industry.

                                       36

--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with  the  Trust's  registration  statement  (as  amended  from  time to  time), governing instruments and applicable law, fully paid, and non-assessable. Shares do not have  preemptive  rights.  All shares of a Fund  represent  an  undivided proportionate  interest in the assets of such Fund.  Shares of the Institutional
Class may not vote on any matter  that  affects the Fund  Classes'  Distribution
Plans under Rule 12b-1.  Similarly,  as a general  matter,  shareholders of Fund
Classes may vote only on matters affecting their respective Class, including the
Fund  Classes'  Rule 12b-1  Plans that  relate to the Class of shares  that they hold.  However,  Class B Shares may vote on any proposal to increase  materially the fees to be paid by each Fund under the Rule 12b-1 Plan  relating  to Class A
Shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses of each
Fund will be  allocated  on a pro rata basis to the classes  according  to asset size,  except  that  expenses  of the Fund  Classes'  Rule  12b-1  Plans will be allocated solely to those classes.

     As of November 23, 1999,  Delaware  Group Global and  International  Funds,
Inc. changed its name to Delaware Group Global and International Funds.

     Prior to September 6, 1994, Delaware  International Value Equity Fund Class
A  was  known  as  Delaware   International   Equity  Fund  class  and  Delaware
International  Value  Equity  Fund  Institutional  Class was  known as  Delaware
International Equity Fund (Institutional) class.

     Effective as of August 16, 1999, the names of the Funds changed as follows.
Corresponding changes were also made to each of the Funds' Classes.

Old name                                   New name as of August 16, 1999
------------------------------             -------------------------------------
International Equity Fund                  Delaware International Equity Fund
Emerging Markets Fund                      Delaware Emerging Markets Fund
International Small Cap  Fund              Delaware International Small Cap Fund

     Effective  as of June 28,  2001,  the names of the  Delaware  International
Equity  Fund and  Delaware  International  Small Cap Fund  changed  to  Delaware
International Value Equity Fund and Delaware International Small Cap Value Fund,
respectively.  Corresponding  changes  were  also  made to each of these  Fund's
Classes.  Effective as of March 30, 2006, the name of the Delaware International
Small Cap Value Fund changed to Delaware Global Value Fund.

     Class R Shares of Delaware  International  Value Equity Fund were initially offered on June 2, 2003.

Noncumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders  of more  than 50% of the  shares  of the Trust  shares  voting  for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any
Trustees.

                                       37

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

     As of  May  31,  2007,  the  Funds  ceased  to  permit  new  or  subsequent investments,  including  investments  through automatic  investment plans and by qualified  retirement plans (such as 401(k) plans,  403(b) plans, or 457 plans), will be  allowed  in Class B(R)  Shares in any of the  Funds,  except  through a reinvestment  of dividends or capital  gains or  permitted  exchanges.  Existing shareholders  of Class B Shares  may  continue  to hold  their  Class B  Shares, reinvest dividends into Class B Shares, and exchange their Class B Shares of one
Delaware  Investments(R) Fund for Class B Shares of another Delaware Investments
Fund, as permitted by existing exchange privileges.

     For  Class B  Shares  outstanding  as of May 31,  2007  and  Class B Shares acquired  upon  reinvestment  of dividends or capital  gains,  all Class B Share attributes,  including the CDSC schedules,  conversion to Class A schedule,  and distribution  and service (12b-1) fees, will continue in their current form. You will be notified via  Supplement  if there are any changes to these  attributes, sales charges, or fees.

     As of May 31, 2007, the 12-month  reinvestment  privilege  described in the
Section entitled "Purchasing Shares - 12-Month  Reinvestment  Privilege" will no longer apply to Class B Shares.

General  Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund  shares,  and reject any order for the purchase of Fund shares if, in the opinion of management,  such rejection is in a Fund's best interest.  For
Delaware  International  Value Equity Fund and Delaware  Global Value Fund,  the
minimum  initial  investment  generally  is $1,000  for Class A Shares,  Class B
Shares, and Class C Shares.  Subsequent purchases of such Classes generally must be at least $100.  The initial and  subsequent  investment  minimums for Class A
Shares will be waived for  purchases by officers,  Trustees and employees of any
Delaware Investments(R) Fund, the Manager, or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Classes,  but certain  eligibility  requirements  must be satisfied.

     Subsequent  purchases  of such  Classes of Delaware  Emerging  Markets Fund generally must be at least $100. Shares purchased  pursuant to the Uniform Gifts to Minors  Act or  Uniform  Transfers  to Minors  Act and  shares  purchased  in connection  with an Automatic  Investing Plan are subject to the minimum initial
purchase  of  $50,000  and  a  minimum  subsequent   purchase  of  $25.  Certain
eligibility  requirements  must be satisfied  for Class R and the  Institutional
Classes.

     For Class C Shares of the Funds, each purchase must be in an amount that is less than $1,000,000. See "Investment Plans" for purchase limitations applicable to  retirement  plans.  The Trust will reject any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any

                                       38

Delaware  Investments(R)  Fund.  Each Fund reserves the right to reject purchase orders  paid by  third-party  checks or checks  that are not drawn on a domestic branch of a United States financial  institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited  CDSC if he or she redeems  any  portion of his or her  account.

     FINRA has adopted  amendments to its Conduct Rules,  relating to investment company  sales  charges.  The Trust and the  Distributor  intend to  operate  in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

     Accounts  of certain  omnibus  accounts  and  managed  or  asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

                                       39

Alternative Purchase Arrangements - Class A, Class B, and Class C Shares
     The alternative  purchase  arrangements of Class A Shares,  Class B Shares, and Class C Shares permit  investors to choose the method of  purchasing  shares that is most  suitable for their needs given the amount of their  purchase,  the
length  of  time  they   expect  to  hold  their   shares  and  other   relevant
circumstances.  Please note that as of May 31, 2007, each of the Funds ceased to permit new or subsequent  investments,  including through  automatic  investment plans and by qualified  retirement plans (such as 401(k) plans, 403(b) plans, or
457 plans), in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Investors should determine whether,  given  their  particular  circumstances,  it is more  advantageous  to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1
Plan  expenses  of up to a maximum of 0.30% of the  average  daily net assets of
Class A Shares,  or to  purchase  either  Class B or Class C Shares and have the entire  initial  purchase  amount  invested  in the  Fund  with  the  investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are  redeemed  within six years of purchase, and Class C Shares are  subject to a CDSC if the shares are  redeemed  within 12 months of  purchase.  Class B and Class C Shares are each subject to annual Rule
12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers, or others for providing personal service and/or  maintaining  shareholder  accounts)  of average  daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of eight years after  purchase  and,  thereafter,  be subject to Class A
Shares' annual Rule 12b-1 Plan expenses.  Unlike Class B Shares,  Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will diminish over time.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing  Class C Shares to Class R Shares,  investors  should consider the higher  Rule 12b-1 Plan  expenses on Class C Shares.  Investors  also should consider the fact that Class R Shares do not have a front-end  sales charge and, are not subject to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B Shares,  Class C Shares,  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Fund's Class A Shares,  Class B Shares, Class C
Shares, Class R Shares, and Institutional Class Shares will be calculated in the same  manner,  at the  same  time  and on the  same  day and will be in the same amount,  except that the additional  amount of Rule 12b-1 Plan expenses relating to Fund  Classes will be borne  exclusively  by such  shares.  See  "Determining
Offering Price and Net Asset Value" below.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period under a Letter of Intent signed by the purchaser.  See "Special
Purchase  Features - Class A Shares" below for more information on ways in which investors  can avail  themselves  of reduced  front-end  sales charges and other purchase features.

                                       40

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of a Fund.  Financial  advisors  also may be eligible for a dealer's  commission in connection  with certain  purchases made under a Letter of Intent or pursuant to an investor's  Right of  Accumulation.  Financial  advisors  should  contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

                                       41

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares would have been  purchased at NAV without a front-end  sales charge and, as a result, the full amount of the investor's  purchase payment was invested in Fund shares. The Distributor  previously had compensated  dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 5% of the  dollar  amount  purchased.  As discussed below,  however,  Class B Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class B Shares  described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares  acquired as a result of the exchange.  See  "Redemption  and
Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion to Class A Shares.  Conversions of Class B Shares into Class A Shares will  occur  only  four  times  in any  calendar  year,  on the 18th day or next business day of March,  June,  September,  and  December  (each,  a  "Conversion
Date").  A business day is any day that the New York Stock  Exchange is open for business ("Business Day"). If the eighth anniversary after a purchase of Class B
Shares  falls  on a  Conversion  Date,  an  investor's  Class B  Shares  will be converted on that date.  If the eighth  anniversary  occurs  between  Conversion
Dates,  an  investor's  Class B Shares will be converted on the next  Conversion
Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion  Date,  that  shareholder  will have to hold
Class  B  Shares  for as  long as  three  additional  months  after  the  eighth anniversary of purchase before the shares will automatically  convert to Class A
Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert to the  corresponding  Class A Shares of that Fund pro rata with Class B
Shares of that Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares

     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

                                       42

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes (the  "Plans").  Each Plan permits the relevant Fund to pay for certain distribution,  promotional, and related expenses involved in the marketing  of only the Class of shares to which the Plan  applies.  The Plans do not  apply  to  the  Institutional  Class.  Such  shares  are  not  included  in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution and marketing of the Institutional Classes' Shares. Shareholders of
the Institutional Class may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the  assets  of the Fund  Classes  monthly  fees to the  Distributor  for its services  and expenses in  distributing  and  promoting  sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified  periods of time; and paying  distribution and maintenance fees to brokers,  dealers, and others. In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning a Fund Class and increase sales of the Fund Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund Class  shares or provide  services  in respect of a Class, pursuant to service  agreements  with the Trust.  The Plan expenses  relating to
Class B Shares  and  Class C Shares  are also  used to pay the  Distributor  for advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     The  Plans  do  not  limit  fees  to  amounts  actually   expended  by  the
Distributor.  It is therefore possible that the Distributor may realize a profit in any particular  year.  However,  the Distributor  currently  expects that its distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

                                       43

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms,  that receive payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of the Trust,  including  a majority  of the  Independent
Trustees who have no direct or indirect  financial interest in the Plans and the
Distribution  Agreements,  by a vote cast in person at a meeting duly called for the  purpose  of voting on the Plans and such  Agreements.  Continuation  of the
Plans and the Distribution Agreements,  as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Board must determine whether continuation of the Plans is in the best  interest  of  shareholders  of the Fund  Classes  and that  there is a reasonable  likelihood of each Plan providing a benefit to its  respective  Fund
Class. The Plans and the Distribution Agreements,  as amended, may be terminated with  respect to a Fund  Class at any time  without  penalty  by a  majority  of
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans and the  Distribution  Agreements,  or by a majority  vote of the relevant
Fund Class' outstanding voting securities.  Any amendment materially  increasing the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities,  as well as by a majority vote of Independent  Trustees who have no direct or indirect  financial interest in the Plans or  Distribution  Agreements.  With  respect to the Fund's
Class A Sharesc Plan, any material  increase in the maximum  percentage  payable thereunder  must  also be  approved  by a  majority  of the  outstanding  voting securities of a Fund's Class B Shares. Also, any other material amendment to the
Plans must be approved by a majority vote of the Trustees,  including a majority of Independent Trustees who have no direct or indirect financial interest in the
Plans or Distribution Agreements.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

     For the fiscal year ended  November 30, 2007, the Rule 12b-1 payments under the Fund Classes' Plans were as indicated below.  Class R Shares of the Delaware
International  Value Equity Fund were available for purchase  during this period as of November 30, 2007.  Class R shares of the Delaware  Emerging  Markets Fund and Delaware  Global  Value Fund were not  available  for  purchase  during this period.)

---------------------------- ---------------------------------------------------
                                   Delaware International Value Equity Fund
---------------------------- ----------- ----------- ----------- ---------------
                               Class A     Class B     Class C    Class R
---------------------------- ----------- ----------- ----------- ---------------
Advertising                  $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------

                                       44

---------------------------- ----------- ----------- ----------- ---------------
Annual/Semiannual Reports    $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------
Broker Trails                $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------
Broker Sales Charges         $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------
Interest on Broker Sales
Charges                      $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------
Promotional-Other            $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------
Prospectus Printing          $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------
Wholesaler Expenses          $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------
Total                        $[    ]     $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ----------- ---------------

---------------------------- ------------------------------------
                                Delaware Emerging Markets Fund
---------------------------- ----------- ----------- ------------
                               Class A      Class B   Class C
---------------------------- ----------- ----------- ------------
Advertising                  $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Annual/Semiannual Reports    $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Broker Trails                $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Broker Sales Charges         $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Interest on Broker Sales
Charges                      $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Promotional-Other            $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Prospectus Printing          $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Wholesaler Expenses          $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Total                        $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------

---------------------------- ------------------------------------
                                         Delaware
                                    Global Value Fund
---------------------------- ----------- ----------- ------------
                              Class A      Class B    Class C
---------------------------- ----------- ----------- ------------
Annual/Semiannual Reports    $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Broker Trails                $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Broker Sales Charges         $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Interest on Broker Sales
Charges                      $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Promotional-Other            $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Prospectus Printing          $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Wholesaler Expenses          $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------
Total                        $[    ]     $[    ]     $[    ]
---------------------------- ----------- ----------- ------------

Other Payments to Dealers - Class A Shares,  Class B Shares, Class C Shares, and
Class R Shares
     The  Distributor,  LFD, and their  affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial  Intermediaries  in connection  with  the  sale or  retention  of  Fund  shares  and/or  shareholder servicing.  For example,  the  Distributor  may pay additional  compensation  to
Financial  Intermediaries for various purposes,  including,  but not limited to, promoting  the  sale of Fund  shares,  maintaining  share  balances  and/or  for sub-accounting,  administrative or shareholder  processing services,  marketing, and educational  support,  and ticket charges.  Such payments are in addition to any  distribution  fees,  service fees,  and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some  specified  minimum sales or some other  similar  criteria  related to sales of the Funds  and/or some or all other Delaware Investments(R) Funds), amount of assets invested by the Financial
Intermediary's  customers  (which  could  include  current or aged assets of the
Funds  and/or  some or all other  Delaware  Investments(R)  Funds),  the  Funds'
advisory  fees,  some other agreed upon amount,  or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds'  investment  manager or its  affiliates may benefit from the
Distributor's  or LFD's  payment of  compensation  to  Financial  Intermediaries through  increased fees resulting from additional  assets  acquired  through the sale of Fund shares through Financial Intermediaries.

                                       45

Special Purchase Features -- Class A Shares
     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
set forth the  categories of investors  who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A
Shares at NAV. The requirements are as follows:

o    The purchase must be made by a group  retirement  plan  (excluding  defined benefit plans) (a) that purchased  Class A shares prior to a  recordkeeping transition  period from August 2004 to October  2004 and (b) where the plan participants'  records were  maintained on Retirement  Financial  Services,
     Inc.'s ("RFS") proprietary recordkeeping system, provided that the plan (i)
     has in excess of $500,000 of plan assets  invested in Class A Shares of one or  more  Delaware  Investments(R)  Funds  and  any  stable  value  account available to investment  advisory clients of the Manager or its affiliates;
     or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100  employees  while  such plan has held Class A Shares of a
     Delaware Investments(R) Fund and such employer has properly represented to, and received written  confirmation back from RFS in writing that it has the requisite  number of  employees.  See "Group  Investment  Plans"  below for information regarding the applicability of the Limited CDSC.

o    The purchase must be made by any group  retirement plan (excluding  defined benefit  pension  plans) that  purchased  Class A shares prior to an August
     2004 to October 2004  recordkeeping  transition period and purchased shares through a  retirement  plan  alliance  program,  provided  that RFS was the sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in the  Fund  Classes'  Prospectuses,  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware  Investments(R) Fund shares"),  as well as shares of designated classes of non-Delaware Investments(R) Funds ("eligible non-Delaware Investments(R) Fund shares"). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value
of  eligible  Delaware   Investments  and  eligible   non-Delaware   Investments
Fund(R)shares  held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced  front-end sales charge on additional  purchases  of eligible  Delaware  Investments(R)  Fund  shares.  See
"Combined Purchases Privilege" under "Investment Plans" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund  shares or for  eligible  non-Delaware  Investments(R)  Fund  shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales  charge,  will be subject to the  applicable  sales charge if exchanged for eligible Delaware  Investments(R) Fund shares to which a sales charge  applies.  No sales  charge will apply if the eligible  fund shares were  previously  acquired  through the  exchange of eligible  shares on which a sales  charge was already paid or through the  reinvestment  of  dividends.  See
"Investing by Exchange" under "Investment Plans" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of

                                       46

eligible  Delaware  Investments(R)  Fund shares in connection with Allied Plans, all  participant  holdings in the Allied Plan will be  aggregated.  See "Class A
Shares" above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware Investments and non-Delaware  Investments(R) Fund shares. When eligible
Delaware  Investments(R)  Fund shares are exchanged  into eligible  non-Delaware
Investments(R)  Fund shares, the Limited CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intent:  The reduced front-end sales charges described above with respect  to Class A Shares  are  also  applicable  to the  aggregate  amount  of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter  of  Intent  provided  by  the  Distributor  and  signed  by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A
Shares  intended to be purchased  until such  purchase is  completed  within the
13-month  period.  Effective  January  1,  2007,  the  Funds  no  longer  accept retroactive  Letters of Intent.  The 13-month  period  begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge  otherwise  applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of Intent) of all their shares of the Funds and of any class of any of the other Delaware  Investments(R)  Funds previously purchased and still held as of the date of their Letter of Intent  toward the  completion of such Letter, except as described below.  Those purchasers  cannot include shares that did not carry a front-end  sales  charge,  CDSC or Limited  CDSC,  unless the  purchaser acquired  those shares through an exchange from a Delaware  Investments(R)  Fund that did carry a front-end sales charge,  CDSC, or Limited CDSC. For purposes of satisfying an investor's obligation under a Letter of Intent, Class B Shares and
Class C Shares  of the Funds and the  corresponding  classes  of shares of other
Delaware  Investments(R)  Funds which offer such shares may be  aggregated  with
Class A Shares of the Funds and the  corresponding  class of shares of the other
Delaware Investments(R) Funds.

     Employers  offering  a  Delaware  Investments(R)retirement  plan  may  also complete  a Letter  of Intent to  obtain a  reduced  front-end  sales  charge on investments of Class A Shares made by the plan. The aggregate  investment  level of the Letter of Intent will be determined and accepted by the Transfer Agent at the point of plan establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected  investments in Delaware Investments(R) Funds that are offered with a front-end sales charge,
CDSC, or Limited CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to adjust the signed Letter of Intent based on these acceptance  criteria.
The 13-month  period will begin on the date this Letter of Intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be  automatically  adjusted.  In the event this Letter of Intent is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without  completing  another  Letter of Intent) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated  in their  Letter of Intent) of all their  shares intended for purchase that are offered with a front-end  sales charge,  CDSC, or
Limited  CDSC of any  class.  Class B Shares and Class C Shares of the Funds and other Delaware  Investments(R) Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the

                                       47

total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge,  CDSC, or Limited CDSC, unless you acquired those shares through  an  exchange  from a  Delaware  Investments(R)  Fund  that did  carry a front-end sales charge, CDSC, or Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares and Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware  Investments(R)  Funds which offer such  classes  (except  shares of any Delaware  Investments(R)  Fund which do not carry a front-end  sales charge,  CDSC, or Limited  CDSC).  If, for example,  any such  purchaser has  previously  purchased and still holds Class A
Shares of a Fund  and/or  shares of any other of the  classes  described  in the previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering  price of additional  shares of Class A Shares of the Fund,  the charge applicable to the $10,000  purchase would currently be 4.75%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price that would  have been in effect  had the shares  been  purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes'  Prospectuses to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  (and of the
Institutional  Class  Shares of the Funds  holding  shares  which were  acquired through an exchange from one of the other Delaware  Investments(R) Funds offered with a  front-end  sales  charge)  who redeem such shares have one year from the date of redemption to reinvest all or part of their  redemption  proceeds in the same  Class  of the  Funds or in the same  Class  of any of the  other  Delaware
Investments(R)  Funds. In the case of Class A Shares,  the reinvestment will not be  assessed a  front-end  sales  charge.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase  requirements and must be in states where shares of such other funds may be sold. This  reinvestment  privilege does not extend to Class A Shares where the  redemption  of the shares  triggered the payment of a Limited CDSC.  Persons  investing  redemption  proceeds from direct investments in the Delaware  Investments(R)  Funds,  offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing
Class A Shares.  The  reinvestment  privilege does not extend to a redemption of
Class B or Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

                                       48

     Group  Investment  Plans:  Group  Investment Plans that are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan investing in Delaware  Investments(R)  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to  non-retirement  Delaware  Investments(R)investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
Class R Shares generally are available only to: (i) qualified and  non-qualified plan shareholders  covering multiple employees  (including 401(k),  401(a), 457, and  non-custodial  403(b)  plans,  as  well  as  other  non-qualified  deferred compensation plans) with assets (at the time shares are considered for purchase)
of $10  million or less;  and (ii) to IRA  rollovers  from plans  maintained  on
Delaware Investments' retirement  recordkeeping system that are offering Class R
Shares to participants.

Availability of Institutional Class Shares
The  Institutional  Class of each Fund is generally  available for purchase only
by:  (i)   retirement   plans   introduced  by  persons  not   associated   with
broker/dealers  that are primarily engaged in the retail securities business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv) a  bank,  trust  company,  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  managers  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the manager for investment purposes, but only if the manager is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  (vi) certain plans  qualified under Section 529 of the Code for which the Funds'  Manager,  Distributor  or one or more of their  affiliates
provide  recordkeeping,   administrative,   investment  management,   marketing,
distribution,  or  similar  services  ("Eligible  529 Plans  and (vii)  programs sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares, and Institutional Class Shares at NAV,
at the end of the day of receipt.  A reinvestment  plan may be terminated at any time. This plan does not assure a profit nor protect  against  depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

                                       49

     Subject to the following limitations,  dividends, and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares,  dividends  from Class B Shares may only be directed  to other  Class B Shares,  dividends  from  Class C Shares may only be directed  to other  Class C Shares,  dividends  from  Class R Shares may only be directed to other Class R. Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments(R)  Fund in which  their  investments  are held:  SAR/SEP,  SEP/IRA,
SIMPLE IRA,  SIMPLE 401(k),  Profit  Sharing and Money  Purchase  Pension Plans,
401(k) Defined  Contribution  Plans,  or 403(b)(7) or 457 Deferred  Compensation
Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service Center at 800 523-1918 for more  information.  All exchanges are subject to  the  eligibility  and  minimum  purchase  requirements  and  any  additional limitations set forth in the Funds' Prospectuses.  See "Redemption and Exchange"
below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments(R) Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments(R) Fund rather than transferred from the Eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R) Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares, Class C Shares, or Class R Shares,  through an agent bank,  pre-authorized  government,  or private  recurring  payments.  This method of investment  assures the timely credit to the shareholder's  account of payments such as social security,  veterans'  pension or compensation  benefits,
federal  salaries,   railroad  retirement  benefits,   private  payroll  checks,
dividends,  and  disability or pension fund  benefits.  It also  eliminates  the possibility and inconvenience of lost, stolen, and delayed checks.

     Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares
may make automatic investments by authorizing,  in advance, monthly or quarterly payments  directly  from their  checking  account  for  deposit  into their Fund account.  This type of  investment  will be handled  in either of the  following ways:  (i) if the  shareholder's  bank is a  member  of the  National  Automated
Clearing House Association ("NACHA"), the amount of the periodic investment will be  electronically  deducted from his or her checking account by Electronic Fund
Transfer  ("EFT") and such  checking  account will  reflect a debit  although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member  of NACHA,  deductions  will be made by  pre-authorized  checks, known as Depository  Transfer  Checks.  Should the  shareholder's  bank become a member  of  NACHA  in the  future,  his  or her  investments  would  be  handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

                                       50

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand Service.  When you authorize the Funds to accept such requests from you or your investment  dealer,  funds will be withdrawn from
(for share  purchases) your  pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25
minimum  and  $50,000  maximum  limit  for   MoneyLine(SM)   On  Demand  Service
transactions.

     It may take up to four Business Days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option. If, in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  Business  Day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

                                       51

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder Option at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans,  and 401(k),  403(b)(7),  or 457 Plans.  This option also is not available to shareholders of the Institutional Classes.

Asset Planner
      The Funds previously  offered the Asset Planner  asset-allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans, such as: Profit Sharing or Money Purchase Pension Plans, IRAs, Roth IRAs,
SEP/IRAs,  SAR/SEPs,  401(k) plans, 403(b)(7) plans, 457 plans, SIMPLE IRAs, and
SIMPLE  401(k)s.  In  addition,  the Funds may be suitable  for use in Coverdell
Education Savings Accounts  ("Coverdell  ESAs").  For further details concerning these plans and accounts, including applications, contact your financial advisor or the  Distributor.  To  determine  whether  the  benefits  of a  tax-sheltered retirement plan or Coverdell ESA are available  and/or  appropriate,  you should consult with a tax advisor.

     The CDSC may be waived on certain redemptions of Class B Shares and Class C
Shares. See the Fund Classes'  Prospectuses for a list of the instances in which the CDSC is waived.

     Purchases  of  Class C  Shares  must  be in an  amount  that  is less  than
$1,000,000 for such plans.  The maximum purchase  limitations  apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information  on  any  of  the  plans  and  Delaware  Investments(R)'  retirement services, call the Shareholder Service Center at 800 523-1918.

                                       52

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares,  Class C  Shares,  Class R Shares,  and  Institutional  Class
Shares are effected at the NAV per share next  calculated  after  receipt of the order by the Funds,  their  agent,  or certain  other  authorized  persons.  See
"Distributor"  under  "Investment  Manager and Other Service  Providers"  above.
Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern Time, on days  when  the  NYSE is open  for  business  (a  "Business  Day").  The NYSE is scheduled to be open Monday through  Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day,  Martin Luther King,
Jr.'s Birthday,  President's Day, Good Friday,  Memorial Day,  Independence Day,
Labor Day,  Thanksgiving,  and  Christmas.  The time at which  transactions  and shares are priced and the time by which  orders must be received  may be changed in case of  emergency  or if  regular  trading  on the NYSE is stopped at a time other  than 4:00 p.m.,  Eastern  Time.  When the NYSE is closed,  the Funds will generally  be closed,  pricing  calculations  will not be made and  purchase and redemption orders will not be processed.

     Generally,  trading in  securities  of  European,  Asian,  and Far  Eastern securities  exchanges  and on  over-the-counter  markets  in  these  regions  is completed  substantially at various times prior to the close of business on each
Business Day. In addition,  European,  Asian, or Far Eastern  securities trading generally  or in a  particular  country or  countries  may not take place on all
Business Days.  Furthermore,  trading takes place in various  foreign markets on days  which  are not  Business  Days and says on which the  Funds'  NAVs are not calculated.  Such  calculation  does not take place  contemporaneously  with the determination of the prices of the majority of the portfolio  securities used in such  calculation.  For Funds  that  invest a  significant  portion of assets in foreign  securities,  "fair value"  prices are provided by an  independent  fair value service (if  available)  and are intended to reflect more  accurately  the value of those  securities  at the time a Fund's NAV is  calculated.  Fair value prices  are used  because  many  foreign  markets  operate  at times that do not coincide  with those of the major U.S.  markets.  Events  that could  affect the values of foreign portfolio  holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent  fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the  Funds,  the  most  recent  closing  price  for such a  security  on its principal exchange will generally be its fair value on such date.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity  of less than 60 days are valued at  amortized  cost.  Debt  securities
(other  than  short-term  obligations)  are  valued on the  basis of  valuations provided by a pricing  service when such prices are believed to reflect the fair value  of  such  securities.  Foreign  securities  and  the  prices  of  foreign securities  denominated in foreign  currencies are translated to U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board.  Prices  provided by a pricing service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon  rate,  maturity,  type of issue,  trading

                                       53

characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

     Each Class of a Fund will bear,  pro rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be computed  on  a  pro  rata  basis  for  each  outstanding  share  based  on  the proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro rata  basis by each  outstanding  share  of a  Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes each will bear the Rule 12b-1
Plan  expenses  payable  under  their  respective  Plans.  Due to  the  specific distribution  expenses and other costs that will be allocable to each Class, the
NAV of each Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Funds receive your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next Business Day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts, the Funds will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of Class A Shares  and  tender to the  shareholder  the  requested  amount, assuming  the  shareholder  holds  enough  shares in his or her  account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments(R) Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918. The Funds may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Funds' shares, the Distributor,  acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request in good order by the  Funds,  their  agent,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining   Offering  Price  and  Net  Asset  Value"  above.  This  offer  is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

                                       54

     Payment for shares  redeemed  will  ordinarily  be mailed the next Business
Day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor"  under "Investment  Manager and Other Service  Providers"  above);
provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until they are reasonably  satisfied  that the purchase  check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase  shares by wiring  Federal  Funds.  Each Fund reserves the right to reject a written or telephone  redemption request or delay payment of redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a shareholder  has been  credited  with a purchase by a check,  which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them is not reasonably practical, or it is not reasonably practical for the  Funds  fairly  to value  their  assets,  or in the  event  that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone  payment or suspend  the right of  redemption  or  repurchase.  In such cases,  the  shareholder  may  withdraw the request for  redemption  or leave it standing  as a  request  for  redemption  at the NAV next  determined  after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of Funds during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares of Funds are  subject  to CDSCs as  described  under  "Contingent
Deferred  Sales  Charge--  Class B Shares and Class C Shares" under  "Purchasing
Shares" above and in the Fund Classes'  Prospectuses.  Except for the applicable
CDSC or  Limited  CDSC  and,  with  respect  to the  expedited  payment  by wire described below for which, in the case of the Fund Classes,  there may be a bank wiring cost,  neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

                                       55

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as  described  in this Part B. In an  exchange of Class B Shares from the
Funds, the Funds' CDSC schedule may be higher than the CDSC schedule relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor  held the  Original  Shares is added to the period of time that an  investor  held the New  Shares.  With  respect  to Class B Shares,  the automatic  conversion schedule of the Original Shares may be longer than that of the New  Shares.  Consequently,  an  investment  in New Shares by  exchange  may subject an investor to the higher Rule 12b-1 fees  applicable  to Class B Shares of the Funds for a longer  period of time than if the  investment  in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares,  or Class R Shares of the Funds or of any other Delaware  Investments(R)
Fund.  Holders of Class B Shares are  permitted to exchange all or part of their
Class B Shares only into Class B Shares of other Delaware  Investments(R) Funds.
Similarly,  holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares  only into Class C Shares of any other  Delaware
Investments(R) Fund. Class B Shares of the Funds and Class C Shares of the Funds
acquired by exchange will continue to carry the CDSC and, in the case of Class B
Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares acquired by exchange will be added to that of the shares that were exchanged for purposes of  determining  the time of the automatic  conversion  into Class A Shares of the Funds.  Holders of Class R
Shares of the Funds  are  permitted  to  exchange  all or part of their  Class R
Shares only into Class R Shares of other  Delaware  Investments(R)  Funds or, if
Class R Shares are not available for a particular  fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Funds will be made without the  imposition  of a
CDSC by the Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips," or in other words,  purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

                                       56

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service to redeem some or all of your shares.  The request must be signed by all owners of the account or your  investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s) at the  address  of  record,  the Funds  require a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association  Medallion Program ("STAMP").  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

     Payment is  normally  mailed the next  Business  Day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class.  Certificates are not issued for Class B Shares or Class C
Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption -- Check to Your  Address of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account, in writing, that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate,  or suspend these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange,  and redemption  transactions initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption  -- Check to Your Address of Record -- The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

                                       57

     Telephone  Redemption  - Proceeds  to Your  Bank--  Redemption  proceeds of
$1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should  authorize this service when you open your account.  If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next
Business Day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  Business Day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the  Shareholder  Service  Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other  Delaware  Investments(R)  Funds under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amount or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m.,  Eastern  Time.  There is a $25 minimum  and  $100,000 maximum limit for  MoneyLine(SM) On Demand  transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans

     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

                                       58

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all  redemptions  under the Plan will be subject to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four Business  Days after the payment date.  There are no separate fees for this redemption  method. It may take up to four Business Days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

                                       59

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase;  and (ii) 0.50% if shares are redeemed during the second year after the purchase,  if such  purchases  were made at NAV and  triggered  the  payment  by  the  Distributor  of the  dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited  CDSC and an exchange of such Class A Shares into another
Delaware Investments(R) Fund will not trigger the imposition of the Limited CDSC at the time of such  exchange.  The period a shareholder  owns shares into which
Class A Shares are exchanged will count towards  satisfying the two-year holding period.  The Limited CDSC is assessed if such  two-year  period is not satisfied irrespective  of whether  the  redemption  triggering  its payment is of Class A
Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

                                       60

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
     The Funds each will normally make payments from net investment income on an annual basis.  Payments from net realized  securities profits of a Fund, if any, will be  distributed  annually in the quarter  following the close of the fiscal year.

     Dividend  payments  of  $1.00  or less  will be  automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the United  States Postal  Service or which remains  uncashed for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  NAV and the  dividend  option  may be  changed  from  cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a  shareholder's  mail is returned by the U.S.
Post Office or the Fund is otherwise  unable to locate the shareholder or verify the shareholder's  mailing address.  These costs may include a percentage of the account when a search  company  charges a  percentage  fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver,
Class A Shares, Class B Shares, and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

Taxes
     Distributions of net investment  income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of capital gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of capital. If a Fund's distributions exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in a Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of foreign  withholding  taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

                                       61

     Pass-through  of foreign tax  credits.  The Funds may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% of a  Fund's  total  assets  at the end of a fiscal  year is  invested  in  foreign securities,  the Fund may elect to pass  through  to you your pro rata  share of foreign taxes paid by the Fund.  If this  election is made,  the Fund may report more  taxable  income  to you than it  actually  distributes.  You will  then be entitled  either to deduct your share of these taxes in  computing  your taxable income,  or to claim a foreign  tax credit  for these  taxes  against  your U.S.
federal income tax (subject to  limitations  for certain  shareholders).  A Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     The amount of any foreign tax credits  available to you (as a result of the pass-through  to you of your pro rata share of foreign  taxes by paid by a Fund)
will  be  reduced  if you  receive  from  the  Fund  qualifying  dividends  from qualifying  foreign  corporations  that are  subject  to tax at  reduced  rates.
Shareholders in these circumstances should talk with their personal tax advisors about their  foreign tax credits and the  procedures  that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are  taxable to you as  ordinary  income,  and any losses  reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
("PFICs").  When investing in PFIC securities,  a Fund intends to mark-to-market these  securities  and will  recognize  any gains at the end of its  fiscal  and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable  losses) are treated as ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.  In addition,  if a Fund is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Fund may be subject to U.S.
federal  income tax on a portion of any "excess  distribution"  or gain from the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

     Information  on the amount and tax  character of  distributions.  The Funds will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income,  qualified  dividends,  or capital gains, and in the case of  non-U.S.  shareholders  a Fund  may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

                                       62

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Code and intends to so qualify  during the current fiscal year. As regulated investment  companies,  the Funds  generally  pay no  federal  income tax on the income and gains they  distribute  to you.  The Board  reserves the right not to distribute  a  Fund's  net  long-term  capital  gain  or  not  to  maintain  the qualification of a Fund as a regulated  investment company if it determines such a course of action to be beneficial to  shareholders.  If net long-term  capital gain is retained,  a Fund would be taxed on the gain, and shareholders  would be notified  that they are  entitled  to a credit or refund for the tax paid by the
Fund.  If a Fund fails to qualify as a regulated  investment  company,  the Fund would be subject to federal, and possibly state,  corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified  dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  Government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash items,  U.S.  Government  securities,  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise tax  distribution  requirements.  To avoid federal excise taxes, the
Code  requires a Fund to  distribute  to you by December  31 of each year,  at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending November 30; and 100% of any  undistributed  amounts from the prior year. Each Fund intends to declare and pay these distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December) but can give no assurances that its distributions  will be sufficient to eliminate all taxes.

     Sales,  exchanges,  and redemption of Fund shares.  Sales,  exchanges,  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem your Fund  shares,  the Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

                                       63

     Deferral of basis -- Class A Shares only. In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

                    o    In your original purchase of Fund shares,  you received
                         a reinvestment  right (the right to reinvest your sales
                         proceeds at a reduced or with no sales charge), and
                    o    You sell some or all of your original  shares within 90
                         days of their purchase, and
                    o    You  reinvest  the  sales  proceeds  in the  Fund or in
                         another  Fund of the Trust,  and the sales  charge that
                         would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Automatic  conversion  feature  --  Class  B  Shares  only.  The  automatic conversion  of Class B Shares  into  Class A Shares at the end of  approximately eight years after  purchase  will be tax-free for federal  income tax  purposes.
Shareholders should consult their tax advisors regarding the state and local tax consequences  of the  conversion  of Class B Shares into Class A Shares,  or any other conversion or exchange of shares.

     U.S.  Government  securities.  Income  earned on  certain  U.S.  Government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  Government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. Government obligations,  commercial paper, and federal agency-backed obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified dividend income for individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired those shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

                                       64

     Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction.  The portion of dividends  paid by a Fund that so  qualifies  will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot exceed the gross amount of dividends  received by the Fund from domestic  (U.S.)
corporations that would have qualified for the  dividends-received  deduction in the hands of a Fund if the Fund was a regular corporation. Because the income of each Fund primarily is derived from  investments in foreign  securities,  either none or only a small  portion of each Fund's income  dividends  will be eligible for the corporate dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  complex  securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend income.  These rules could,  therefore,  affect the amount,  timing, or character of the income distributed to you by a Fund. For example:

     Securities  purchased  at  discount.  Each Fund is  permitted  to invest in securities  issued or  purchased at a discount,  such as zero  coupon,  deferred interest,  or payment-in-kind  ("PIK") bonds that could require it to accrue and distribute income not yet received.  If a Fund invests in these securities,  the
Fund could be required to sell  securities  in its  portfolio  that it otherwise might have continued to hold in order to generate  sufficient cash to make these distributions.

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards, or foreign currency contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses.  In determining  its net income for excise tax purposes,  a Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income.  This  replacement  income  generally  will be in lieu of  dividends  or interest  subject to foreign tax credits and not eligible  for reduced  rates of taxation on qualified  dividend  income and, to the extent that debt  securities are loaned,  will generally not qualify as qualified interest income for foreign withholding tax purposes.

                                       65

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  preferred stock.  Convertible preferred stock with a mandatory conversion  feature is ordinarily (but not always) treated as equity rather than debt.  Dividends  received  generally are qualified dividend income and eligible for the  corporate  dividends  received  deduction.  In general,  conversion  of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption.  Any redemption premium for preferred  stock that is redeemable by the issuing  company might be required to be amortized under original issue discount ("OID") principles.

     Investment in certain mortgage pooling vehicles (excess inclusion  income).
The  Delaware  Global  Value Fund may invest in REITs  that  invest in  residual interests in certain  mortgage  pooling  vehicles formed as real estate mortgage investment  conduits  ("REMICs")  or qualify  as a taxable  mortgage  pool.  The portion of a Fund's  income  received  from  REMIC  residual  interests,  either directly  or  through an  investment  in a REIT that  holds  such  interests  or qualifies as a taxable  mortgage pool (such income is referred to in the Code as
"excess inclusion income"), generally is required to be allocated by the Fund to the Fund's shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders  received the excess inclusion income directly.

     Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its shares held in record name by "disqualified  organizations," which are generally certain cooperatives,  governmental  entities and tax-exempt  organizations that are not subject to tax on unrelated  business taxable income. To the extent that
Fund shares owned by "disqualified  organizations"  are held in record name by a broker/dealer  or other  nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion income  allocable to Fund shares held by the  broker/dealer  or other nominee on behalf of the "disqualified  organizations."  The Funds expect that disqualified organizations  own their shares.  Because this tax is imposed at the Fund level,
all   shareholders,   including   shareholders   that   are   not   disqualified
organizations,  will bear a portion of the tax cost  associated  with the Fund's receipt of excess inclusion income. However, to the extent permissible under the
1940 Act, regulated  investment  companies such as the Funds are permitted under
Treasury  Regulations to specially allocate this tax expense to the disqualified organizations  to which it is  attributable,  without  a  concern  that  such an allocation will constitute a preferential dividend.

     In addition,  with respect to Fund  shareholders who are not nominees,  for
Fund taxable  years  beginning  on or after  January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

     o    If the excess  inclusion  income  received  by a Fund from all sources exceeds 1 % of the Fund's gross income, it must inform the non-nominee shareholders  of the amount and character of excess  inclusion  income allocated to them; and

     o    If a Fund receives  excess  inclusion  income from a REIT whose excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the first day of the Fund's  taxable year exceeded
          3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders  of the amount  and  character  of the  excess  inclusion income allocated to them from such REIT.

                                       66

     Under these rules,  the taxable  income of any Fund  shareholder  can in no event be less that the sum of the  excess  inclusion  income  allocated  to that shareholder  and any such  excess  inclusion  income  cannot  be  offset  by net operating losses of the shareholder.  If the shareholder is a tax-exempt  entity and not a  "disqualified  organization,"  then this  income is fully  taxable as unrelated business taxable income under the Code.  Charitable reminder trusts do not incur  unrelated  business  taxable  income  ("UBTI")  by  receiving  excess inclusion  income from a Fund. If the  shareholder  is a non-U.S.  person,  such shareholder would be subject to U.S. federal income tax withholding at a rate of
30% on this income  without  reduction  or exemption  pursuant to any  otherwise applicable  income  tax  treaty.  If the  shareholder  is a  REIT,  a  regulated investment  company,  common  trust fund,  or other  pass-through  entity,  such shareholder's  allocable  share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such  entity and such  entity  would be subject to tax at the highest  corporate tax rate on any excess inclusion income allocated  to their  owners that are  disqualified  organizations.  Accordingly, investors  should be aware that a portion of the Fund's income may be considered excess inclusion income.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their tax advisors about the applicability of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends,   and  interest-related   dividends,  as  described  below.  However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends and short-term  capital gain dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

                                       67

     Interest-related dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount,  (3) interest  (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation  or  partnership  in which a Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any  payment  date,  the amount of an income dividend  that is designated  by a Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation is based on an estimate of a Fund's  qualified  interest  income for its entire fiscal year,  which can only be determined  with  exactness at fiscal year end. As a consequence,  a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be to either  forgo  recovery  of the  excess  withholding,  or to file a United
States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for a Fund to  designate,  and each Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital  gain  dividends.  Additionally,  a  Fund's  designation  of interest-related, or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term capital gain dividends and interest-related  dividends paid by a Fund is  effective  for  dividends  paid  with  respect  to  taxable  years of a Fund beginning  after  December  31,  2004 and  before  January 1, 2008  unless  such exemptions are extended or made permanent.

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in
(i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding  tax. If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations  that invest in U.S. real property,  including REITs. The sale of a
U.S.  real  property  interest  by a Fund,  or by a REIT or U.S.  real  property
holding   corporation  in  which  a  Fund  invests,   may  trigger  special  tax
consequences to a Fund's non-U.S.  shareholders.  The Foreign Investment in Real
Property Tax Act of 1980 ("FIRPTA")  makes non-U.S.  persons subject to U.S. tax on  disposition  of a U.S.  real  property  interest as if he or she were a U.S.
person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for  distributions  of FIRPTA gain by a regulated  investment company ("RIC"), such as a Fund, as follows:

     o    The RIC is classified as a qualified  investment  entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the
          RIC's assets  consists of interests  in REITs and U.S.  real  property holding corporations;
     o    You are a  non-U.S.  shareholder  who owns  more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution; and
     o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest  ("USRPI"), causing the  distribution  to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you to file a nonresident  U.S. income tax return.
     o    In  addition,  even if you are a non-U.S.  shareholder  who owns 5% or less  of a  class  of  shares  of a  Fund  classified  as a  qualified investment  entity,  Fund  Distributions  to you  attributable to gain realized  by the Fund from  disposition  of USRPI  will be  treated as ordinary  dividends  (rather  than short- or long-term  capital  gain)
          subject to withholding at a 30% or lower treaty rate.

                                       68

     Because  each Fund  expects  to invest  less than 50% of its  assets at all times,  directly and indirectly,  in U.S. real property interests,  the Funds do not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Fund shares held by the estate of a  nonresident  decedent.  The amount treated as exempt is based upon the  proportion  of the assets held by a Fund at the end of the quarter immediately  preceding the decedent's death that are debt obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.  Transfers by gift of  shares  of a Fund  by a  non-U.S.  shareholder  who is a  nonresident  alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from those described herein.  Non-U.S.  shareholders are urged to consult  their own tax  advisers  with  respect to the  particular  tax consequences to them of an investment in a Fund,  including the applicability of foreign tax.

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local,  and foreign  taxes  depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisors  as to the  consequences  of these and other state and local tax rules affecting investment in a Fund.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

                                       69

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     To obtain the Funds' most current performance information,  please call 800
523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     [ ], which is located at [________________________________________], serves as the independent  registered  public accounting firm for the Trust and, in its capacity  as such,  audits the annual  financial  statements  contained  in each
Fund's  Annual  Report.  Each  Fund's  Statement  of Net  Assets,  Statement  of
Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes
to  Financial  Statements,  as well  as the  report  of,  [ ],  the  independent registered  public accounting firm, for the fiscal year ended November 30, 2007, are  included  in each  Fund's  Annual  Report to  shareholders.  The  financial statements and financial highlights, the notes relating thereto, and the reports of [ ] listed above are  incorporated  by reference from the Annual Reports into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of March 1, 2008, management believes the following shareholders held of record 5% or more of the  outstanding  shares of the Funds.  As detailed  below,
Citigroup Global Markets, Inc. holds, either directly or indirectly,  a majority of the shares of  Delaware  International  Value  Equity Fund (or a class of the
Fund) and is therefore  considered a "control person" of the Fund (or a class of the Fund) for purposes of the 1940 Act. As a control  person,  such  shareholder may possess the ability to control the outcome of matters  submitted to the vote of shareholders.

---------------------------------- ----------------------------------------------- ----------
Class                              Name and Address of Account                     Percentage
---------------------------------- ----------------------------------------------------------
Delaware International Value       Prudential Investment Mgmt Svc. Co.             [    ]%
Equity Fund                        FBO Mutual Fund Clients
Class A                            Mail Stop NJ 05-11-20
                                   3 Gateway Center, Floor 11
                                   100 Mulberry Street
                                   Newark, NJ 07102
                                   ----------------------------------------------- ----------
                                   Citigroup Global Markets, Inc.                  [    ]%
                                   Attn: Peter Booth, 7th Floor
                                   333 W. 34th Street
                                   New York, NY  10001
---------------------------------- ----------------------------------------------- ----------
Delaware International Value       Citigroup Global Markets, Inc.                  [    ]%
Equity Fund                        Attn: Peter Booth, 7th Floor
Class B                            333 W. 34th Street
                                   New York, NY  10001
---------------------------------- ----------------------------------------------- ----------

                                       70

---------------------------------- ----------------------------------------------- ----------
Class                              Name and Address of Account                     Percentage
---------------------------------- ----------------------------------------------- ----------
Delaware International Value       Citigroup Global Markets, Inc.                  [    ]%
Equity Fund                        Attn: Peter Booth, 7th Floor
Class C                             333 W. 34th Street
                                   New York, NY  10001
                                   ----------------------------------------------- ----------
                                   MLPF&S for the Sole Benefit of its Customers    [    ]%
                                   Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
---------------------------------- ----------------------------------------------- ----------
Delaware International Value       MLPF&S for the Sole Benefit of its Customers    [    ]%
Equity Fund                        Attn:  Fund Administration
Class R                            4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   ----------------------------------------------- ----------
                                   Reliance Trustco Custodian FBO                  [    ]%
                                   Market Scan Information Systems
                                   P.O. Box 48529
                                   Atlanta, GA  30362
                                   ----------------------------------------------- ----------
                                   AST Trust Company as Cust.                      [    ]%
                                   FBO Daniel Professional Group Inc.
                                   Retirement Savings Plan
                                   PO Box 52129
                                   Phoenix, AZ  85072
---------------------------------- ----------------------------------------------- ----------
Delaware International Value       Citigroup Global Markets, Inc.                  [    ]%
Equity Fund                        Attn: Peter Booth, 7th Floor
Institutional Class                333 W. 34th Street
                                   New York, NY  10001
---------------------------------- ----------------------------------------------- ----------
Delaware Emerging Markets Fund     MLPF&S for the Sole Benefit of its Customers    [    ]%
Class A                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   ----------------------------------------------- ----------
                                   Citigroup Global Markets, Inc.                  [    ]%
                                   Attn: Peter Booth, 7th Floor
                                   333 W. 34th Street
                                   New York, NY  10001
---------------------------------- ----------------------------------------------- ----------
Delaware Emerging Markets Fund     MLPF&S for the Sole Benefit of its Customers    [    ]%
Class B                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   ----------------------------------------------- ----------
                                   Citigroup Global Markets, Inc.                  [    ]%
                                   Attn: Peter Booth, 7th Floor
                                   333 W. 34th Street
                                   New York, NY  10001
---------------------------------- ----------------------------------------------- ----------

                                       71

---------------------------------- ----------------------------------------------- ----------
Class                              Name and Address of Account                     Percentage
---------------------------------- ----------------------------------------------- ----------
Delaware Emerging Markets Fund     MLPF&S for the Sole Benefit of its Customers    [    ]%
Class C                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   ----------------------------------------------- ----------
                                   Citigroup Global Markets, Inc.                  [    ]%
                                   Attn: Peter Booth, 7th Floor
                                   333 W. 34th Street
                                   New York, NY  10001
---------------------------------- ----------------------------------------------- ----------
Delaware Emerging Markets Fund     MFS Heritage Trust Company Trustee              [    ]%
Institutional Class                FBO its Customer
                                   Attn:  Michelle Fritzius
                                   One Robert Rich Way
                                   PO Box 245
                                   Buffalo, NY  14240
                                   ----------------------------------------------- ----------
                                   RS DMC Employee MPP Plan                        [    ]%
                                   Delaware Management Co.
                                   Employee Profit Sharing Trust
                                   c/o Rick Seidel
                                   2005 Market Street
                                   Philadelphia, PA  19103
                                   ----------------------------------------------- ----------
                                   JPMorgan Securities Inc.                        [    ]%
                                   500 Stanton Christiana Road
                                   Newark, DE  19713
                                   ----------------------------------------------- ----------
                                   Mercer Trust Co.                                [    ]%
                                   FBO Clariant Investment Plan
                                   1 Investors Way
                                   Norwood, MA  02062
                                   ----------------------------------------------- ----------
                                   Wachovia Bank N.A.                              [    ]%
                                   Omnibus Rein Rein
                                   1525 West WT Harris Blvd.
                                   Charlotte, NC  28288
                                   ----------------------------------------------- ----------
                                   Dingle & Co.                                    [    ]%
                                   c/o Comerica Bank
                                   PO Box 75000
                                   Detroit, MI  48275
                                   ----------------------------------------------- ----------
                                   Charles Schwab & Co. Inc.                       [    ]%
                                   Special Custody Acct FBO Customers
                                   Attn:  Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94101
---------------------------------- ----------------------------------------------- ----------
Delaware Global Value Fund         MLPF&S for the Sole Benefit of its Customers    [    ]%
Class A                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
---------------------------------- ----------------------------------------------- ----------

                                       72

---------------------------------- ----------------------------------------------- ----------
Class                              Name and Address of Account                     Percentage
---------------------------------- ----------------------------------------------- ----------
Delaware Global Value Fund         MLPF&S for the Sole Benefit of its Customers    [    ]%
Class B                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
---------------------------------- ----------------------------------------------- ----------
Delaware Global Value Fund         MLPF&S for the Sole Benefit of its Customers    [    ]%
Class C                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
---------------------------------- ----------------------------------------------- ----------

                                       73

--------------------------------------------------------------------------------
                       APPENDIX A--DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

     The Funds have the ability to invest in high yield,  high-risk fixed income securities.  The following  paragraphs  contain  excerpts from Moody's and S&P's rating descriptions.  These credit ratings evaluate only the safety of principal and interest and do not  consider  the market  value risk  associated  with high yield securities.

General Rating Information

----------------- ------------ -------------------------------------------------
Moody's           Aaa          Bonds which are rated Aaa are judged to be of the
Investors                      best quality.  They carry the smallest degree of
Service - Bond                 investment risk and are generally referred to as
Ratings                        "gilt edge."  Interest payments are protected by
                               a large or by an exceptionally stable margin and
                               principal is secure.  While the various
                               protective elements are likely to change, such
                               changes as can be visualized are most unlikely to
                               impair the fundamentally strong position of such
                               issues.
----------------- ------------ -------------------------------------------------
                  Aa           Bonds which are rated Aa are judged to be of high
                               quality by all standards.  Together with the Aaa
                               group they comprise what are generally known as
                               high grade bonds.  They are rated lower than Aaa
                               bonds because margins of protection may not be as
                               large as in Aaa securities or fluctuation of
                               protective elements may be of greater amplitude
                               or there may be other elements which make the
                               long-term risks appear somewhat larger than in
                               Aaa securities.
----------------- ------------ -------------------------------------------------
                  A            Bonds which are rated A possess many favorable
                               investment attributes and are considered as upper
                               medium grade obligations.  Factors giving
                               security to principal and interest are considered
                               adequate but elements may be present which
                               suggest a susceptibility to impairment sometime
                               in the future.
----------------- ------------ -------------------------------------------------
                  Baa          Bonds that are rated Baa are considered medium
                               grade obligations, i.e., they are neither highly
                               protected nor poorly secured.  Interest payments
                               and principal security appear adequate for the
                               present but certain protective elements may be
                               lacking or may be characteristically unreliable
                               over any great length of time. Such bonds lack
                               outstanding investment characteristics and in
                               fact have speculative characteristics as well.
----------------- ------------ -------------------------------------------------
                  Ba           Bonds which are rated Ba are judged to have
                               speculative elements; their future cannot be
                               considered as well-assured. Often the protection
                               of interest and principal payments may be very
                               moderate, and thereby not well safeguarded during
                               both good and bad times over the future.
                               Uncertainty of position characterizes bonds in
                               this class.
----------------- ------------ -------------------------------------------------
                  B            Bonds which are rated B generally lack
                               characteristics of the desirable investment.
                               Assurance of interest and principal payments or
                               of maintenance of other terms of the contract
                               over any long period of time may be small.
----------------- ------------ -------------------------------------------------
                  Caa          Bonds which are rated Caa are of poor standing.
                               Such issues may be in default or there may be
                               present elements of danger with respect to
                               principal or interest.
----------------- ------------ -------------------------------------------------
                  Ca           Bonds which are rated Ca represent obligations
                               which are speculative to a high degree.  Such
                               issues are often in default or have other marked
                               shortcomings.
----------------- ------------ -------------------------------------------------
                  C            Bonds which are rated C are the lowest rated
                               class of bonds, and issues so rated can be
                               regarded as having extremely poor prospects of
                               ever attaining any real investment standing.
----------------- ------------ -------------------------------------------------

                                       74

--------------------------------------------------------------------------------
Short-Term Debt Ratings
     Moody's  short-term  debt ratings are opinions of the ability of issuers to repay  punctually  senior  obligations  which  have  an  original  maturity  not exceeding one year.
------------ -------------------------------------------------------------------
P-1          Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt
             obligations.
------------ -------------------------------------------------------------------
P-2          Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt
             obligations.
------------ -------------------------------------------------------------------
P-3          Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal Note Ratings
         Issuers or the features associated with Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings.  Each rating designation is unique with no implication as to any other similar issue of the same obligor.  MIG ratings terminate at the retirement of the obligation while
VMIG rating expiration will be a function of each issue's specific structural or credit features.
------------------ -------------------------------------------------------------
MIG 1/VMIG 1       This designation denotes best quality.  There is present
                   strong protection by established cash flows, superior
                   liquidity support, or demonstrated broad-based access to the market for refinancing.
------------------ -------------------------------------------------------------
MIG 2/VMIG 2       This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.
------------------ -------------------------------------------------------------
MIG 3/VMIG 3       This designation denotes favorable quality.  All security
                   elements are accounted for but there is lacking the
                   undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for
                   refinancing is likely to be less well established.
------------------ -------------------------------------------------------------
MIG 4/VMIG 4       This designation denotes adequate quality.  Protection
                   commonly regarded as required of an investment security is present and although not distinctly or predominantly
                   speculative, there is specific risk.
------------------ -------------------------------------------------------------

------------------ ------------------- -----------------------------------------
S&P's - Bond       AAA                 Debt rated AAA has the highest rating
Ratings                                assigned by S&P to a debt obligation.
                                       Capacity to pay interest and repay
                                       principal is extremely strong.
------------------ ------------------- -----------------------------------------
                   AA                  Debt rated AA has a very strong capacity
                                       to pay interest and repay principal and
                                       differs from the highest rated issues
                                       only in a small degree.
------------------ ------------------- -----------------------------------------
                   A                   Debt rated A has a strong capacity to pay
                                       interest and repay principal although it
                                       is somewhat more susceptible to the
                                       adverse effects of changes in
                                       circumstances and economic conditions
                                       than debt in higher rated categories.
------------------ ------------------- -----------------------------------------
                   BBB                 Debt rated BBB is regarded as having an
                                       adequate capacity to pay interest a repay
                                       principal.  Whereas it normally exhibits
                                       adequate protection parameters, adverse
                                       economic conditions or changing
                                       circumstances are more likely to lead to
                                       a weakened capacity to pay interest and
                                       repay principal for debt in this category
                                       than in higher rated categories.
------------------ ------------------- -----------------------------------------
                   BB, B, CC,C and CC  Debt rated BB, B, CCC, or CC is regarded, on balance, as predominately speculative
                                       with respect to capacity to pay interest
                                       and repay principal in accordance with
                                       the terms of the obligation.  BB
                                       indicates the lowest degree of
                                       speculation and CC the highest degree of
                                       speculation.  While such debt will likely
                                       have some quality and protective
                                       characteristics, these are outweighed by
                                       large uncertainties or major risk
                                       exposures to adverse conditions.
------------------ ------------------- -----------------------------------------
                   C                   This rating is reserved for income bonds
                                       on which no interest is being paid.
------------------ ------------------- -----------------------------------------
                   D                   Debt rated D is in default, and payment
                                       of interest and/or repayment of principal
                                       is in arrears.
------------------ ------------------- -----------------------------------------

                                       75

--------------------------------------------------------------------------------
Commercial Paper Ratings
     S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
------------ -------------------------------------------------------------------
A-1          The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A plus (+)
             designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.
------------ -------------------------------------------------------------------
A-2          Capacity for timely payment on issues with the designation A-2 is strong.  However, the relative degree of safely is not as high as for issues designated A-1.
------------ -------------------------------------------------------------------
A-3          Issues carrying this designation have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal Note Ratings
     An S&P municipal  note rating  reflects the  liquidity  concerns and market access  risks  unique to notes.  Notes  due in three  years or less will  likely receive a note  rating.  Notes  maturing  beyond  three  years will most  likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

     Amortization  schedule  (the  larger the final  maturity  relative to other maturities, the more likely it will be treated as a note).

     Sources of payment (the more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note).
--------------------------------------------------------------------------------
SP-1         Very strong or strong capacity to pay principal and interest. Those issues determined to  possess  overwhelming  safety  characteristic will be given a plus (+) designation.
--------------------------------------------------------------------------------
SP-2         Satisfactory capacity  to pay principal and interest.
--------------------------------------------------------------------------------
SP-3         Speculative capacity to pay principal and interest.
--------------------------------------------------------------------------------

                                       76

                                     PART C
                  (Delaware Group Global & International Funds)
                          File Nos. 033-41034/811-06324
                         Post-Effective Amendment No. 36

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  documents  indicated below, except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 22 filed November 22, 1999.

                    (i)  Executed  Certificate of Amendment  (November 15, 2006)
                         to the Agreement and  Declaration  of Trust attached as
                         Exhibit No. EX-99.a.1.i.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 22 filed November 22, 1999.

          (b)  By-Laws.   Amended  and  Restated  By-Laws  (November  16,  2006)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 35 filed March 29, 2007.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of the Agreement and  Declaration  of Trust  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 22 filed November 22, 1999.

               (2)  By-Laws.  Article II of the  Amended  and  Restated  By-Laws
                    (November  16,  2006)   incorporated  into  this  filing  by
                    reference to Post-Effective Amendment No. 35 filed March 29,
                    2007.

          (d)  Investment Advisory Contracts.

               (1)  Executed  Investment  Management  Agreement  (September  24,
                    2004)  between  Delaware  Management  Company  (a  series of
                    Delaware  Management  Business  Trust) and the Registrant on
                    behalf  of  each  Fund  incorporated  into  this  filing  by reference to Post-Effective Amendment No. 35 filed March 29,
                    2007.

               (2)  Executed  Amendment  No. 1 (March 30,  2006) to Exhibit A to
                    the  Investment   Management   Agreement   between  Delaware
                    Management Company (a series of Delaware Management Business
                    Trust)   and  the   Registrant   on   behalf  of  each  Fund
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 35 filed March 29, 2007.

               (3)  Form of Investment Advisory Expense Limitation Letter (March
                    2007)  between  Delaware  Management  Company  ( a series of
                    Delaware  Management  Business  Trust)  and  the  Registrant
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 35 filed March 29, 2007.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 30 filed January 30, 2004.

                                       1

                    (ii) Form of Distribution  Expense  Limitation Letter (March
                         2007)  between  Delaware  Distributors,  L.P.  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No.  35 filed  March 29,
                         2007.

               (2)  Financial Intermediary Distribution Agreement.

                    (i)  Executed   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement (January 1, 2007)
                         between  Lincoln  Financial   Distributors,   Inc.  and
                         Delaware   Distributors,   L.  P.  on   behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No.  35 filed  March 29,
                         2007.

               (3)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 28 filed
                    January 30, 2003.

               (4)  Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed January 30, 2003.

               (5)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed January 30, 2003.

               (6)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 31 filed
                    January 28, 2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Mutual Fund Custody and Services  Agreement  (July
                    20,  2007)  between  Mellon Bank,  N.A.  and the  Registrant attached as Exhibit No. EX-99.g.1.

               (2)  Executed  Securities Lending  Authorization  (July 20, 2007)
                    between  Mellon Bank,  N.A. and the  Registrant  attached as
                    Exhibit No. EX-99.g.2.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed January 31, 2002.

                    (i)  Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder Services Agreement between Delaware Service
                         Company, Inc. and the Registrant incorporated into this
                         filing by reference to  Post-Effective  Amendment No 30
                         filed on January 30, 2004.

                    (ii) Executed  Schedule B (June 1, 2007) to the  Shareholder
                         Services  Agreement  between  Delaware Service Company,
                         Inc.  and  the  Registrant   attached  as  Exhibit  No.
                         EX-99.h.1.ii.

               (2)  Executed  Fund   Accounting  and  Financial   Administration
                    Services  Agreement  (October 1, 2007) between  Mellon Bank,
                    N.A. and the Registrant attached as Exhibit No. EX-99.h.2.

               (3)  Executed  Fund   Accounting  and  Financial   Administration
                    Oversight  Agreement  (October  1,  2007)  between  Delaware
                    Service Company, Inc. and the Registrant attached as Exhibit
                    No. EX-99.h.3.

                                       2

          (i)  Legal Opinion. Opinion and Consent of Counsel (November 18, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 22 filed November 22, 1999.

          (j)  Other Opinions. Not applicable.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plans.

               (1)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed January 31, 2002.

               (2)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed January 31, 2002.

               (2)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed January 31, 2002.

               (4)  Plan under Rule 12b-1 for Class R (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment 29 filed May 7, 2003.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 33 filed January 27, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (November 2007) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (November  2007) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (June 2007) attached as Exhibit No. EX-99.p.3.

          (q)  Other.  Powers of Attorney (May 17, 2007) attached as Exhibit No.
               EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article  VII,  Section 2 (November  15, 2006) to the
          Agreement   and   Declaration   of  Trust   attached  as  Exhibit  No.
          EX-99.a.1.i.  Article VI of the Amended and Restated By-Laws (November
          16, 2006) incorporated into this filing by reference to Post-Effective
          Amendment No. 35 filed March 29, 2007.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of the  other  funds  in the  Delaware  Investments(R)  Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group

                                       3

          Equity  Funds III,  Delaware  Group Equity  Funds IV,  Delaware  Group
          Equity  Funds V,  Delaware  Group  Foundation  Funds,  Delaware  Group
          Government   Fund,   Delaware  Group  Income  Funds,   Delaware  Group
          Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income
          Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money
          Fund,  Delaware  Investments  Municipal Trust,  Delaware Pooled Trust,
          Delaware  VIP Trust,  Optimum  Fund  Trust,  Voyageur  Insured  Funds,
          Voyageur  Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur
          Mutual Funds II, Voyageur Mutual Funds III,  Voyageur  Tax-Free Funds,
          Delaware   Enhanced   Global   Dividend  and  Income  Fund,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund, Inc., Delaware  Investments  Colorado Municipal
          Income Fund, Inc., Delaware Investments National Municipal Income Fund
          and Delaware Investments  Minnesota Municipal Income Fund II, Inc.) as
          well as to certain non-affiliated  registered investment companies. In addition,  certain  officers of the Manager  also serve as trustees of other Delaware  Investments(R)  Funds,  and certain  officers are also officers  of these  other  funds.  A company  indirectly  owned by the
          Manager's  parent company acts as principal  underwriter to the mutual funds in the  Delaware  Investments(R) Funds  (see Item 27  below)  and another  such  company  acts  as the  shareholder  services,  dividend disbursing,  accounting  servicing  and transfer  agent for all of the
          Delaware Investments(R) Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
Patrick P. Coyne      President                Chairman/President/Chief  Mr. Coyne has served in
                                               Executive Officer         various executive
                                                                         capacities within Delaware
                                                                         Investments

                                                                         President - Lincoln
                                                                         National Investment
                                                                         Companies, Inc.

                                                                         Director - Kaydon
                                                                         Corporation
--------------------- ------------------------ ------------------------- ----------------------------
Michael J. Hogan(1)   None                     Executive Vice            Mr. Hogan has served in
                                               President/Head of         various executive
                                               Equity Investments        capacities within Delaware
                                                                         Investments

                                                                         Executive Vice
                                                                         President/Chief Investment
                                                                         Officer/Head of Equity
                                                                         Investments - Delaware
                                                                         Investment Advisers (a
                                                                         series of Delaware
                                                                         Management Business Trust
--------------------- ------------------------ ------------------------- ----------------------------
John C.E. Campbell    Executive Vice           None                      Mr. Campbell has served in
                      President/Global                                   various executive
                      Marketing & Client                                 capacities within Delaware
                      Services                                           Investments

                                                                         President/Chief Executive
                                                                         Officer - Optimum Fund
                                                                         Trust
--------------------- ------------------------ ------------------------- ----------------------------
Philip N. Russo       Executive Vice           None                      Mr. Russo has served in
                      President/Chief                                    various executive
                      Administrative Officer                             capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
See Yeng Quek         Executive Vice           Executive Vice            Mr. Quek has served in
                      President/Managing       President/Managing        various executive
                      Director/Chief           Director,                 capacities within Delaware
                      Investment Officer,      Fixed Income              Investments
                      Fixed Income
                                                                         Executive Vice
--------------------- ------------------------ ------------------------- ----------------------------

                                       4

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
                                                                         President/Managing
                                                                         Director/
                                                                         Chief Investment Officer,
                                                                         Fixed Income - Lincoln
                                                                         National Investment
                                                                         Companies, Inc.

                                                                         Director/Trustee - HYPPCO
                                                                         Finance Company Ltd.
--------------------- ------------------------ ------------------------- ----------------------------
Douglas L. Anderson   Senior Vice              None                      Mr. Anderson has served in
                      President/Operations                               various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Marshall T. Bassett   Senior Vice              Senior Vice President/    Mr. Bassett has served in
                      President/Chief          Chief Investment          various executive
                      Investment Officer --    Officer -- Emerging       capacities within Delaware
                      Emerging Growth Equity   Growth Equity             Investments
--------------------- ------------------------ ------------------------- ----------------------------
Joseph R. Baxter      Senior Vice              Senior Vice President/    Mr. Baxter has served in
                      President/Head of        Head of Municipal Bond    various executive
                      Municipal Bond           Investments               capacities within Delaware
                      Investments                                        Investments
--------------------- ------------------------ ------------------------- ----------------------------
Christopher S. Beck   Senior Vice              Senior Vice               Mr. Beck has served in
                      President/Senior         President/Senior          various executive
                      Portfolio Manager        Portfolio Manager         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Michael P. Buckley    Senior Vice              Senior Vice President/    Mr. Buckley has served in
                      President/Director of    Director of Municipal     various executive
                      Municipal Research       Research                  capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Michael F. Capuzzi    Senior Vice President    Senior Vice President --  Mr. Capuzzi has served in
                      -- Investment Systems    Investment Systems        various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Lui-Er Chen(2)        Senior Vice              Senior Vice President/    Mr. Chen has served in
                      President/Senior         Senior Portfolio          various executive
                      Portfolio                Manager/Chief             capacities within Delaware
                      Manager/Chief            Investment Officer --     Investments
                      Investment Officer --    Emerging Markets
                      Emerging Markets
--------------------- ------------------------ ------------------------- ----------------------------
Thomas H. Chow        None                     Senior Vice               Mr. Chow has served in
                                               President/Senior          various executive
                                               Portfolio Manager         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Robert F. Collins     Senior Vice              Senior Vice President/    Mr. Collins has served in
                      President/Senior         Senior Portfolio Manager  various executive
                      Portfolio Manager                                  capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Stephen J. Czepiel    Senior Vice              Senior Vice               Mr. Czepiel has served in
                      President/Senior         President/Senior          various executive
                      Municipal Bond Trader    Municipal Bond Trader     capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Chuck M. Devereux     None                     Senior Vice               Mr. Devereux has served in
                                               President/Senior          various executive
                                               Research Analyst          capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Roger A. Early(3)     None                     Senior Vice               Mr. Early has served in
                                               President/Senior          various executive
                                               Portfolio Manager         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
James A. Forant       Senior Vice              None                      Mr. Forant has served in
                      President/Director,                                various executive
                      Technical Services                                 capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Brian Funk            Senior Vice              None                      Mr. Funk has served in
                      President/Director of                              various executive
                      Credit Research                                    capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------

                                       5

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
Brent C. Garrells     Senior Vice              None                      Mr. Garrells has served in
                      President/Senior                                   various executive
                      Research Analyst                                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Stuart M. George      Senior Vice              Senior Vice               Mr. George has served in
                      President/Head of        President/Head of         various executive
                      Equity Trading           Equity Trading            capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Paul Grillo           Senior Vice              Senior Vice               Mr. Grillo has served in
                      President/Senior         President/Senior          various executive
                      Portfolio Manager        Portfolio Manager         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Jonathan Hatcher      Senior Vice              None                      Mr. Hatcher has served in
                      President/Senior                                   various executive
                      Research Analyst                                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
William F. Keelan     Senior Vice              Senior Vice               Mr. Keelan has served in
                      President/Director of    President/Director of     various executive
                      Quantitative Research    Quantitative Research     capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Kevin P. Loome(4)     None                     Senior Vice               Mr. Loome has served in
                                               President/Senior          various executive
                                               Portfolio Manager/Head    capacities within Delaware
                                               of High Yield             Investments
--------------------- ------------------------ ------------------------- ----------------------------
Francis X. Morris     Senior Vice              Senior Vice               Mr. Morris has served in
                      President/Chief          President/Chief           various executive
                      Investment Officer --    Investment Officer --     capacities within Delaware
                      Core Equity              Core Equity               Investments
--------------------- ------------------------ ------------------------- ----------------------------
Brian L. Murray, Jr.  Senior Vice              Senior Vice               Mr. Murray has served in
                      President/Chief          President/Chief           various executive
                      Compliance Officer       Compliance Officer        capacities within Delaware
                                                                         Investments

                                                                         Senior Vice
                                                                         President/Chief Compliance
                                                                         Officer - Lincoln National
                                                                         Investment Companies, Inc.
--------------------- ------------------------ ------------------------- ----------------------------
Susan L. Natalini     Senior Vice              None                      Ms. Natalini has served in
                      President/Marketing &                              various executive
                      Shared Services                                    capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Zoe Neale(5)          Senior Vice              Senior Vice               Mr. Neale has served in
                      President/Chief          President/Chief           various executive
                      Investment Officer,      Investment Officer,       capacities within Delaware
                      International Equity     International Equity      Investments
--------------------- ------------------------ ------------------------- ----------------------------
D. Tysen Nutt         Senior Vice              Senior Vice               Mr. Nutt has served in
                      President/Chief          President/Chief           various executive
                      Investment Officer,      Investment Officer,       capacities within Delaware
                      Large Cap Value Equity   Large Cap Value           Investments
--------------------- ------------------------ ------------------------- ----------------------------
David P. O'Connor     Senior Vice              Senior Vice President/    Mr. O'Connor has served in
                      President/Strategic      Strategic Investment      various executive
                      Investment               Relationships and         capacities within Delaware
                      Relationships and        Initiatives/General       Investments
                      Initiatives/General      Counsel
                      Counsel                                            Senior Vice President/
                                                                         Strategic Investment
                                                                         Relationships and
                                                                         Initiatives/ General
                                                                         Counsel/Chief Legal
                                                                         Officer - Optimum Fund
                                                                         Trust

                                                                         Senior Vice President/
--------------------- ------------------------ ------------------------- ----------------------------

                                       6

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
                                                                         Strategic Investment
                                                                         Relationships and
                                                                         Initiatives/ General
                                                                         Counsel/Chief Legal
                                                                         Officer - Lincoln National
                                                                         Investment Companies, Inc.
--------------------- ------------------------ ------------------------- ----------------------------
Philip R. Perkins     Senior Vice              Senior Vice               Mr. Perkins has served in
                      President/Senior         President/Senior          various executive
                      Portfolio Manager        Portfolio Manager         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Richard Salus         Senior Vice President/   Senior Vice               Mr. Salus has served in
                      Controller/Treasurer     President/Chief           various executive
                                               Financial Officer         capacities within Delaware
                                                                         Investments

                                                                         Senior Vice President/
                                                                         Controller/Treasurer -
                                                                         Lincoln National
                                                                         Investment Companies, Inc.

                                                                         Senior Vice
                                                                         President/Chief Financial
                                                                         Officer - Optimum Fund
                                                                         Trust
--------------------- ------------------------ ------------------------- ----------------------------
Jeffrey S. Van        Senior Vice              Senior Vice               Mr. Van Harte has served
Harte(6)              President/Chief          President/Chief           in various executive
                      Investment Officer --    Investment Officer --     capacities within Delaware
                      Focus Growth Equity      Focus Growth Equity       Investments
--------------------- ------------------------ ------------------------- ----------------------------
Babak Zenouzi(7)      Senior Vice              Senior Vice               Mr. Zenouzi has served in
                      President/Senior         President/Senior          various executive
                      Portfolio Manager        Portfolio Manager         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Gary T. Abrams        Vice President/Senior    None                      Mr. Abrams has served in
                      Equity Trader                                      various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Christopher S. Adams  Vice                     Vice                      Mr. Adams has served in
                      President/Portfolio      President/Portfolio       various executive
                      Manager/Senior Equity    Manager/Senior Equity     capacities within Delaware
                      Analyst                  Analyst                   Investments
--------------------- ------------------------ ------------------------- ----------------------------
Damon J. Andres       Vice President/Senior    Vice President/Senior     Mr. Andres has served in
                      Portfolio Manager        Portfolio Manager         various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Wayne A. Anglace(8)   None                     Vice President/Credit     Mr. Anglace has served in
                                               Research Analyst          various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Margaret MacCarthy    Vice President/          None                      Ms. Bacon has served in
Bacon(9)              Investment Specialist                              various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Todd Bassion(10)      Vice President/Senior    Vice President/Senior     Mr. Bassion has served in
                      Research Analyst         Research Analyst          various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Richard E. Biester    Vice President/Equity    None                      Mr. Biester has served in
                      Trader                                             various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Christopher J.        Vice President/Senior    Vice President/Senior     Mr. Bonavico has served in
Bonavico(11)          Portfolio Manager,       Portfolio Manager,        various executive
                      Equity Analyst           Equity Analyst            capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Vincent A.            Vice President/Senior    None                      Mr. Brancaccio has served
Brancaccio            Equity Trader                                      in various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------

                                       7

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
Kenneth F. Broad(12)  Vice President/Senior    Vice President/Senior     Mr. Broad has served in
                      Portfolio                Portfolio                 various executive
                      Manager/Equity Analyst   Manager/Equity Analyst    capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Stephen J. Busch      Vice President--         None                      Mr. Busch has served in
                      Managed Accounts                                   various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Mary Ellen M.         Vice President/Client    Vice President/Client     Ms. Carrozza has served in
Carrozza              Services                 Services                  various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Stephen G. Catricks   Vice                     Vice                      Mr. Catricks has served in
                      President/Portfolio      President/Portfolio       various executive
                      Manager                  Manager                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Wen-Dar Chen(13)      None                     Vice                      Mr. Chen has served in
                                               President/Portfolio       various executive
                                               Manager                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Anthony G.            Vice                     Vice                      Mr. Ciavarelli has served
Ciavarelli            President/Assistant      President/Associate       in various executive
                      General Counsel/         General Counsel/          capacities within Delaware
                      Assistant Secretary      Assistant Secretary       Investments

                                                                         Vice President/Associate
                                                                         General Counsel/Assistant
                                                                         Secretary - Lincoln
                                                                         National Investment
                                                                         Companies, Inc.
--------------------- ------------------------ ------------------------- ----------------------------
Bradley J.            None                     Vice                      Mr. Cline has served in
Cline(14)                                      President/International   various executive
                                               Credit Research Analyst   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
David F. Connor       Vice President/Deputy    Vice President/Deputy     Mr. Connor has served in
                      General Counsel/         General                   various executive
                      Assistant Secretary      Counsel/Secretary         capacities within Delaware
                                                                         Investments

                                                                         Vice President/Deputy
                                                                         General Counsel/Secretary
                                                                         - Optimum Fund Trust

                                                                         Vice President/Deputy
                                                                         General Counsel/ Secretary
                                                                         - Lincoln National
                                                                         Investment Companies, Inc.
--------------------- ------------------------ ------------------------- ----------------------------
Cori E. Daggett       Vice President,          Vice President,           Ms. Daggett has served in
                      Counsel, Assistant       Associate General         various executive
                      Secretary                Counsel, Assistant        capacities within Delaware
                                               Secretary                 Investments
--------------------- ------------------------ ------------------------- ----------------------------
Craig C.              None                     Vice President/Senior     Mr. Dembek has served in
Dembek(15)                                     Research Analyst          various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Christopher M.        Vice                     Vice                      Mr. Ericksen has served in
Ericksen(16)          President/Portfolio      President/Portfolio       various executive
                      Manager, Equity Analyst  Manager, Equity Analyst   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Joel A. Ettinger      Vice President/Taxation  Vice President/Taxation   Mr. Ettinger has served in
                                                                         various executive
                                                                         capacities within Delaware
                                                                         Investments

                                                                         Vice President/Taxation -
                                                                         Lincoln National
                                                                         Investment Companies, Inc.
--------------------- ------------------------ ------------------------- ----------------------------

                                       8

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
Devon K. Everhart     None                     Vice President/Senior     Mr. Everhart has served in
                                               Research Analyst          various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Joseph Fiorilla       Vice President/Trading   None                      Mr. Fiorilla has served in
                      Operations                                         various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Charles E. Fish       Vice President/Senior    None                      Mr. Fish has served in
                      Equity Trader                                      various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Clifford M. Fisher    Vice President/Senior    None                      Mr. Fisher has served in
                      Municipal Bond Trader                              various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Patrick G.            Vice                     Vice President/           Mr. Fortier has served in
Fortier(17)           President/Portfolio      Portfolio Manager,        various executive
                      Manager, Equity Analyst  Equity Analyst            capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Paul D. Foster        Vice                     None                      Mr. Foster has served in
                      President/Investment                               various executive
                      Specialist -- Emerging                             capacities within Delaware
                      Growth Equity                                      Investments
--------------------- ------------------------ ------------------------- ----------------------------
Denise A. Franchetti  Vice                     Vice                      Ms. Franchetti has served
                      President/Portfolio      President/Portfolio       in various executive
                      Manager/Municipal Bond   Manager/Municipal Bond    capacities within Delaware
                      Credit Analyst           Credit Analyst            Investments
--------------------- ------------------------ ------------------------- ----------------------------
Lawrence G.           None                     Vice President/Senior     Mr. Franko has served in
Franko(18)                                     Equity Analyst            various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Henry A. Garrido(19)  Vice President/Equity    None                      Mr. Garrido has served in
                      Analyst                                            various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Daniel V. Geatens     None                     Vice President/Treasurer  Mr. Geatens has served in
                                                                         various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Barry S. Gladstein    Vice                     Vice President/Equity     Mr. Gladstein has served
                      President/Portfolio      Analyst/Portfolio         in various executive
                      Manager                  Manager                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Gregg Gola(20)        None                     Vice President/Senior     Mr. Gola has served in
                                               High Yield Trader         various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Christopher           None                     Vice President/Senior     Mr. Gowlland has served in
Gowlland(21)                                   Quantitative Analyst      various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Edward Gray(22)       Vice President/Senior    Vice President/Senior     Mr. Gray has served in
                      Portfolio Manager        Portfolio Manager         various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
David J. Hamilton     None                     Vice President/Credit     Mr. Hamilton has served in
                                               Research Analyst          various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Brian Hamlet(23)      None                     Vice President/Senior     Mr. Hamlet has served in
                                               Corporate Bond Trader     various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Lisa L. Hansen(24)    Vice President/Head of   None                      Ms. Hansen has served in
                      Focus Growth Equity                                various executive
                      Trading                                            capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------

                                       9

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
Gregory M.            Vice                     Vice                      Mr. Heywood has served in
Heywood(25)           President/Portfolio      President/Portfolio       various executive
                      Manager, Equity Analyst  Manager, Research         capacities within Delaware
                                               Analyst                   Investments
--------------------- ------------------------ ------------------------- ----------------------------
Sharon Hill           Vice President/Head of   Vice President/Head of    Ms. Hill has served in
                      Equity Quantitative      Equity Quantitative       various executive
                      Research and Analytics   Research and Analytics    capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
J. David              None                     Vice                      Mr. Hillmeyer has served
Hillmeyer(26)                                  President/Corporate       in various executive
                                               Bond Trader               capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Christopher M.        Vice                     Vice                      Mr. Holland has served in
Holland               President/Portfolio      President/Associate       various executive
                      Manager                  Equity Analyst            capacities within Delaware
                                               II/Portfolio Manager      Investments
--------------------- ------------------------ ------------------------- ----------------------------
Chungwei Hsia(27)     None                     Vice President/Senior     Mr. Hsia has served in
                                               Research Analyst          various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Michael E. Hughes     Vice President/Senior    Vice President/Senior     Mr. Hughes has served in
                      Equity Analyst           Equity Analyst            various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Jordan L. Irving      Vice President/Senior    Vice President/Senior     Mr. Irving has served in
                      Portfolio Manager        Portfolio Manager         various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Cynthia Isom          Vice President/Senior    Vice                      Ms. Isom has served in
                      Portfolio Manager        President/Portfolio       various executive
                                               Manager                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Kenneth R. Jackson    Vice                     Vice President/Equity     Mr. Jackson has served in
                      President/Quantitative   Trader                    various executive
                      Analyst                                            capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Stephen M.            None                     Vice                      Mr. Juszczyszyn has served
Juszczyszyn(28)                                President/Structured      in various executive
                                               Products Analyst/Trader   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Audrey E. Kohart      Vice                     Vice                      Ms. Kohart has served in
                      President/Financial      President/Financial       various executive
                      Planning and Reporting   Planning and Reporting    capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Roseanne L. Kropp     Vice President/Senior    None                      Ms. Kropp has served in
                      Fund Analyst II                                    various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Nikhil G. Lalvani     Vice President/Senior    Vice President/Senior     Mr. Lalvani has served in
                      Equity                   Equity                    various executive
                      Analyst/Portfolio        Analyst/Portfolio         capacities within Delaware
                      Manager                  Manager                   Investments
--------------------- ------------------------ ------------------------- ----------------------------
Steven T. Lampe       Vice                     Vice                      Mr. Lampe has served in
                      President/Portfolio      President/Portfolio       various executive
                      Manager                  Manager                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Anthony A. Lombardi   Vice President/Senior    Vice President/Senior     Mr. Lombardi has served in
                      Portfolio Manager        Portfolio Manager         various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Francis P. Magee      Vice President/Equity    None                      Mr. Magee has served in
                      Business Manager                                   various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
John P. McCarthy(29)  None                     Vice President/Senior     Mr. McCarthy has served in
                                               Research Analyst/Trader   various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Brian                 None                     Vice                      Mr. McDonnell has served
McDonnell(30)                                  President/Structured      in various executive
                                               Products Analyst/Trader   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------

                                       10

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
Michael S. Morris     Vice                     Vice                      Mr. Morris has served in
                      President/Portfolio      President/Portfolio       various executive
                      Manager/Senior Equity    Manager/Senior Equity     capacities within Delaware
                      Analyst                  Analyst                   Investments
--------------------- ------------------------ ------------------------- ----------------------------
Victor                None                     Vice                      Mr. Mostrowski has served
Mostrowski(31)                                 President/Portfolio       in various executive
                                               Manager                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Philip O. Obazee      Vice President/          Vice President/           Mr. Obazee has served in
                      Derivatives Manager      Derivatives Manager       various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Donald G. Padilla     Vice                     Vice                      Mr. Padilla has served in
                      President/Portfolio      President/Portfolio       various executive
                      Manager/Senior Equity    Manager/Senior Equity     capacities within Delaware
                      Analyst                  Analyst                   Investments
--------------------- ------------------------ ------------------------- ----------------------------
Daniel J.             Vice President/Senior    Vice President/Senior     Mr. Prislin has served in
Prislin(32)           Portfolio                Portfolio                 various executive
                      Manager/Equity Analyst   Manager/Equity Analyst    capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Gretchen Regan        None                     Vice                      Ms. Regan has served in
                                               President/Quantitative    various executive
                                               Analyst                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Carl Rice             Vice President/Senior    Vice President/Senior     Mr. Rice has served in
                      Investment Specialist,   Investment Specialist,    various executive
                      Large Cap Value Focus    Large Cap Value Focus     capacities within Delaware
                      Equity                   Equity                    Investments
--------------------- ------------------------ ------------------------- ----------------------------
Joseph T. Rogina      Vice President/Equity    None                      Mr. Rogina has served in
                      Trader                                             various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Debbie A. Sabo(33)    Vice President/Equity    None                      Ms. Sabo has served in
                      Trader, Focus Growth                               various executive
                      Equity                                             capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Kevin C. Schildt      Vice President/Senior    Vice President/Senior     Mr. Schildt has served in
                      Municipal Credit         Municipal Credit Analyst  various executive
                      Analyst                                            capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Bruce Schoenfeld(34)  Vice President/Equity    Vice President/Equity     Mr. Schoenfeld has served
                      Analyst                  Analyst                   in various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Richard D. Seidel     Vice                     None                      Mr. Seidel has served in
                      President/Assistant                                various executive
                      Controller/Assistant                               capacities within Delaware
                      Treasurer                                          Investments

                                                                         Vice President/Assistant
                                                                         Controller/Assistant
                                                                         Treasurer - Lincoln
                                                                         National Investment
                                                                         Companies, Inc.
--------------------- ------------------------ ------------------------- ----------------------------
Brian M. Scotto       None                     Vice                      Mr. Scotto has served in
                                               President/Structured      various executive
                                               Products Analyst          capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Nancy E. Smith        Vice President --        Vice President --         Ms. Smith has served in
                      Investment Accounting    Investment Accounting     various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Brenda L. Sprigman    Vice                     None                      Ms. Sprigman has served in
                      President/Business                                 various executive
                      Manager -- Fixed Income                            capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------

                                       11

--------------------- ------------------------ ------------------------- ----------------------------
Name and Principal    Positions and Offices    Positions and Offices     Other Positions and
Business Address      with Manager             with Registrant           Offices Held
--------------------- ------------------------ ------------------------- ----------------------------
Michael T. Taggart    Vice                     None                      Mr. Taggart has served in
                      President/Facilities &                             various executive
                      Administrative Services                            capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Rise Taylor           Vice President           None                      Ms. Taylor has served in
                      Strategic Investment                               various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Rudy D. Torrijos,     None                     Vice                      Mr. Torrijos has served in
III                                            President/Portfolio       various executive
                                               Manager                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Michael Tung(35)      None                     Vice                      Mr. Tung has served in
                                               President/Portfolio       various executive
                                               Manager                   capacities within Delaware
                                                                         Investments

                                                                         Vice President/Equity
                                                                         Analyst - Delaware
                                                                         Investment Advisers (a
                                                                         series of Delaware
                                                                         Management Business Trust)
--------------------- ------------------------ ------------------------- ----------------------------
Robert A. Vogel, Jr.  Vice President/Senior    Vice President/Senior     Mr. Vogel has served in
                      Portfolio Manager        Portfolio Manager         various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Lori P. Wachs         Vice                     Vice                      Ms. Wachs has served in
                      President/Portfolio      President/Portfolio       various executive
                      Manager                  Manager                   capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Jeffrey S.            None                     Vice President/Equity     Mr. Wang has served in
Wang(36)                                       Analyst                   various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Michael G.            None                     Vice President/Senior     Mr. Wildstein has served
Wildstein(37)                                  Research Analyst          in various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Kathryn R. Williams   Vice                     Vice                      Ms. Williams has served in
                      President/Associate      President/Associate       various executive
                      General                  General                   capacities within Delaware
                      Counsel/Assistant        Counsel/Assistant         Investments
                      Secretary                Secretary
                                                                         Vice President/Associate
                                                                         General Counsel/Assistant
                                                                         Secretary - Lincoln
                                                                         National Investment
                                                                         Companies, Inc.
--------------------- ------------------------ ------------------------- ----------------------------
Nashira Wynn          Vice President/Senior    Vice President/Senior     Ms. Wynn has served in
                      Equity                   Equity                    various executive
                      Analyst/Portfolio        Analyst/Portfolio         capacities within Delaware
                      Manager                  Manager                   Investments
--------------------- ------------------------ ------------------------- ----------------------------
Guojia Zhang(38)      Vice President/Equity    Vice President/Equity     Mr. Zhang has served in
                      Analyst                  Analyst                   various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------
Douglas R.            None                     Vice President/Credit     Mr. Zinser has served in
Zinser(39)                                     Research Analyst          various executive
                                                                         capacities within Delaware
                                                                         Investments
--------------------- ------------------------ ------------------------- ----------------------------

(1)  Managing  Director/Global Head of Equity (2004-2007) and Director/Portfolio
     Strategist (1996-2004), SEI Investments.
(2)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.
(3)  Senior Portfolio Manager,  Chartwell Investment Partners,  2003-2007; Chief
     Investment Officer, Turner Investments, 2002-2003.
(4)  Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.

                                       12

(5)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(6)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005
(7)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
(8)  Research Analyst, Gartmore Global Investments,  2004-2007; Vice President -
     Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.
(9)  Client Service Officer, Thomas Weisel Partners, 2002-2005.
(10) Senior Research Associate, Thomas Weisel Partners, 2002-2005.
(11) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.
(12) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.
(13) Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
(14) Securities Litigation Associate, Sutherland Asbill & Brennan, 2004-2005.
(15) Senior Fixed Income  Analyst,  Chartwell  Investment  Partners,  2003-2007;
     Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.
(16) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.
(17) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(18) Finance  Professor,  University of  Massachusetts,  1987-2006;  Co-founder,
     Arborway  Capital,  2005;  Senior  Investment  Professional,  Thomas Weisel
     Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.
(19) Senior Analyst, Wells Capital Management, 2000-2006.
(20) Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and
     Sherrerd, 1998-2007.
(21) Vice  President/Senior  Quantitative  Analyst,  State Street Global Markets
     LLC,  2005-2007;   Quantitative  Strategist,   Morgan  Stanley,  2004-2005;
     Investment Banker, Commerzbank Securities, 2000-2004.
(22) Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(23) Vice President, Lehman Brothers Holdings, 2003-2007.
(24) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.
(25) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.
(26) Senior  Corporate Bond  Trader/High  Yield  Portfolio  Manager/Quantitative
     Analyst, Hartford Investment Management Company, 1996-2007.
(27) Senior Analyst, Oppenheimerfunds,  2006-2007; Senior Analyst, Merrill Lynch
     Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
(28) Director  of  Fixed  Income  Trading,   Sovereign  Bank  Capital   Markets,
     2001-2007.
(29) Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
(30) Managing Director - Fixed Income Trading, Sovereign Securities, 2001-2007.
(31) Senior Portfolio  Manager,  HSBC Halbis Partners (USA),  2006-2007;  Global
     Fixed  Income  Portfolio  Manager,  State  of  New  Jersey,  Department  of
     Treasury, Division of Investment, 1999-2006.
(32) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.
(33) Head Trader, McMorgan & Company, 2003-2005.
(34) Vice President/Senior  Emerging Markets Analyst,  Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
(35) Vice  President,  Galleon  Group,  2005-2006;  Analyst,  Hambrecht  & Quist
     Capital Management,  2003-2005;  Junior Analyst,  Durus Capital Management,
     2003;  Anesthesiologist,  Beth Israel  Deaconess  Medical  Center,  Harvard
     Medical School, 2002-2003.
(36) Investment  Manager,  Pictet Asset Management  Limited,  2004-2007;  Summer
     Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate,
     Putnam Investments, 1999-2002.
(37) Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.

(38) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

(39) Vice  President,  Assurant,  2006-2007;  Assistant  Vice President - Senior
     Research Analyst, Delaware Investments, 2002-2006.

Item 27.  Principal Underwriters.

          (a)(1)   Delaware Distributors,  L.P. serves  as principal underwriter for  all the mutual funds in the Delaware  Investments Family of Funds.

                                       13

          (a)(2)   Information  with respect  to each officer and partner of the principal  underwriter  and the Registrant is provided below.
                   Unless  otherwise  noted,  the principal  business address of each officer  and partner of Delaware  Distributors,  L.P. is
                   2005 Market Street, Philadelphia, PA 19103-7094.

----------------------------- ----------------------------------- --------------------------
Name and Principal            Positions and Offices with          Positions and Offices
Business Address              Underwriter                         with Registrant
----------------------------- ----------------------------------- --------------------------
Delaware Distributors, Inc.   General Partner                     None
----------------------------- ----------------------------------- --------------------------
Delaware Capital Management   Limited Partner                     None
----------------------------- ----------------------------------- --------------------------
Delaware Investment Advisers  Limited Partner                     None
----------------------------- ----------------------------------- --------------------------
Theodore K. Smith             President                           None
----------------------------- ----------------------------------- --------------------------
Philip N. Russo               Executive Vice President            None
----------------------------- ----------------------------------- --------------------------
Douglas L. Anderson           Senior Vice President/Operations    None
----------------------------- ----------------------------------- --------------------------
Jeffrey M. Kellogg            Senior Vice President/Senior        None
                              Product Manager/Communications
                              Manager
----------------------------- ----------------------------------- --------------------------
Brian L. Murray, Jr.          Senior Vice President/Compliance    Senior Vice President/
                                                                  Chief Compliance Officer
----------------------------- ----------------------------------- --------------------------
David P. O'Connor             Senior Vice President/Strategic     Senior Vice President/
                              Investment Relationships and        Strategic Investment
                              Initiatives/General Counsel         Relationships and
                                                                  Initiatives/General
                                                                  Counsel
----------------------------- ----------------------------------- --------------------------
Robert E. Powers              Senior Vice President/Senior        None
                              Domestic Sales Manager
----------------------------- ----------------------------------- --------------------------
Richard Salus                 Senior Vice President/              Senior Vice President/
                              Controller/Treasurer/Financial      Chief Financial Officer
                              Operations Principal
----------------------------- ----------------------------------- --------------------------
James L. Shields              Senior Vice President/Chief         None
                              Information  Officer
----------------------------- ----------------------------------- --------------------------
Trevor M. Blum                Vice President/Senior Consultant    None
                              Relationship Manager
----------------------------- ----------------------------------- --------------------------
E. Zoe Bradley                Vice President/Product              None
                              Management Manager
----------------------------- ----------------------------------- --------------------------
Mary Ellen M. Carrozza        Vice President/Client Services      None
----------------------------- ----------------------------------- --------------------------
Anthony G. Ciavarelli         Vice President/Associate General    Vice President/Associate
                              Counsel/Assistant Secretary         General Counsel/Assistant
                                                                  Secretary
----------------------------- ----------------------------------- --------------------------
David F. Connor               Vice President/Deputy General       Vice President/Deputy
                              Counsel/Secretary                   General Counsel/Secretary
----------------------------- ----------------------------------- --------------------------
Joel A. Ettinger              Vice President/Taxation             Vice President/Taxation
----------------------------- ----------------------------------- --------------------------
Matthew B. Golden             Vice President/Service Center       None
----------------------------- ----------------------------------- --------------------------
Edward M. Grant               Vice President/Senior Domestic      None
                              Sales Manager
----------------------------- ----------------------------------- --------------------------
Audrey Kohart                 Vice President/Financial            Vice President/Financial
                              Planning and Reporting              Planning and Reporting
----------------------------- ----------------------------------- --------------------------
Marlene D. Petter             Vice President/Marketing            None
                              Communications
----------------------------- ----------------------------------- --------------------------
Richard D. Seidel             Vice President/Assistant            None
                              Controller/Assistant Treasurer
----------------------------- ----------------------------------- --------------------------
Michael T. Taggart            Vice President/Facilities &         None
                              Administrative Services
----------------------------- ----------------------------------- --------------------------
Molly Thompson                Vice President/Associate Product    None
                              Management Manager
----------------------------- ----------------------------------- --------------------------
Kathryn R. Williams           Vice President/Senior Counsel/      Vice President/Associate
                              Assistant Secretary                 General Counsel/Assistant
                                                                  Secretary
----------------------------- ----------------------------------- --------------------------

                                       14

               (b)(1)  Lincoln  Financial  Distributors,  Inc. ("LFD") serves as
                       financial  intermediary   wholesaler  for  all the mutual
                       funds in the Delaware Investments Family of Funds.

               (b)(2)  Information  with  respect to each officer and partner of
                       LFD   and  the   Registrant  is  provided  below.  Unless

                       otherwise noted, the principal  business  address of each
                       officer and  partner  of  LFD is  2001   Market   Street,
                       Philadelphia, PA 19103-7055.

------------------------ -------------------------- ----------------------------
Name and Principal       Positions and Office         Positions and Offices
Business Address         with LFD                        with Registrant
------------------------ -------------------------- ----------------------------
Terrance Mullen          President                             None
------------------------ -------------------------- ----------------------------
Joel Schwartz            Vice President                        None
------------------------ -------------------------- ----------------------------
Nancy Briguglio          Vice President                        None
------------------------ -------------------------- ----------------------------
Daniel P. Hickey(1)      Vice President                        None
------------------------ -------------------------- ----------------------------
Karina Istvan            Vice President                        None
------------------------ -------------------------- ----------------------------
James Ryan               Vice President                        None
------------------------ -------------------------- ----------------------------
Sharon G. Marnien        Vice President                        None
------------------------ -------------------------- ----------------------------

--------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
--------------------------------------------------------------------------------

          (c)  Not applicable.

Item 28.  Location  of Accounts  and Records.  All accounts and records required to be  maintained by Section  31(a) of the  Investment  Company Act of
          1940 and the rules under that  section are  maintained  at 2005 Market
          Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas
          City, MO 64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                       15

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  28th day of
January, 2008.

                                 DELAWARE GROUP GLOBAL & INTERNATIONAL
                                 FUNDS

                                 By:           /s/ Patrick P. Coyne
                                                 Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                    Title                               Date
---------------------------- ---------------------------------- ----------------

/s/ Patrick P. Coyne         Chairman/President/Chief           January 28, 2008
Patrick P. Coyne             Executive Officer (Principal
                             Executive Officer) and Trustee

Thomas L. Bennett     *      Trustee                            January 28, 2008
Thomas L. Bennett

John A. Fry           *      Trustee                            January 28, 2008
John A. Fry

Anthony D. Knerr      *      Trustee                            January 28, 2008
Anthony D. Knerr

Lucinda S. Landreth   *      Trustee                            January 28, 2008
Lucinda S. Landreth

Ann R. Leven          *      Trustee                            January 28, 2008
Ann R. Leven

Thomas F. Madison     *      Trustee                            January 28, 2008
Thomas F. Madison

Janet L. Yeomans      *      Trustee                            January 28, 2008
Janet L. Yeomans

J. Richard Zecher     *      Trustee                            January 28, 2008
J. Richard Zecher

Richard Salus         *      Senior Vice President/Chief        January 28, 2008
Richard Salus                Financial Officer (Principal
                             Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                  (Delaware Group Global & International Funds)

Exhibit No.    Exhibit

EX-99.a.1.i    Executed  Certificate  of  Amendment  (November  15, 2006) to the
               Agreement and Declaration of Trust

EX-99.g.1      Executed  Mutual  Fund  Custody  and Services Agreement (July 20,
               2007) between Mellon Bank, N.A. and the Registrant

EX-99.g.2      Executed Securities Lending Authorization (July 20, 2007) between
               Mellon Bank, N.A. and the Registrant

EX-99.h.1.ii   Executed Schedule  B (June 1, 2007) to the  Shareholder  Services
               Agreement

EX-99.h.2      Executed  Fund  Accounting  and Financial Administration Services
               Agreement  (October 1, 2007)  between  Mellon Bank,  N.A. and the
               Registrant

EX-99.h.3      Executed  Fund  Accounting and Financial Administration Oversight
               Agreement  (October 1, 2007) between  Delaware  Service  Company,
               Inc. and the Registrant

EX-99.p.1      Code  of  Ethics  for  the  Delaware  Investments Family of Funds
               (November 2007)

EX-99.p.2      Code  of  Ethics  for  Delaware  Investments (Delaware Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware Distributors, L.P.) (November 2007)

EX-99.p.3      Code  of  Ethics  for  Lincoln Financial Distributors, Inc. (June
               2007)

EX-99.q        Powers of Attorney (May 17, 2007)